UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-05970

Cash Account Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	4/30

Date of reporting period:	10/31/2021

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

This N-CSR filing contains the semiannual reports relating to the classes of the following series of the registrant:

DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio — Service Shares

DWS Government & Agency Securities Portfolio — DWS Government & Agency Money Fund

DWS Government & Agency Securities Portfolio — DWS Government Cash Institutional Shares and Government Cash Managed Shares

DWS Tax-Exempt Portfolio — DWS Tax-Exempt Money Fund

DWS Tax-Exempt Portfolio — DWS Tax-Free Money Fund Class S

DWS Tax-Exempt Portfolio — DWS Tax-Exempt Cash Premier Shares and Tax-Exempt Cash Managed Shares

DWS Tax-Exempt Portfolio — Tax-Free Investment Class

October 31, 2021
Semiannual Report
to Shareholders
Cash Account Trust
Service Shares
DWS Government & Agency Securities Portfolio
DWS Tax-Exempt Portfolio

Contents
DWS Government & Agency Securities Portfolio
4	Portfolio Summary
5	Investment Portfolio
9	Statement of Assets and Liabilities
11	Statement of Operations
12	Statements of Changes in Net Assets
13	Financial Highlights
DWS Tax-Exempt Portfolio
14	Portfolio Summary
15	Investment Portfolio
26	Statement of Assets and Liabilities
28	Statement of Operations
29	Statements of Changes in Net Assets
30	Financial Highlights
31	Notes to Financial Statements
44	Information About Each Fund’s Expenses
46	Other Information
47	Advisory Agreement Board Considerations and Fee Evaluation
55	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit dws.com. We advise you to consider a fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about each fund. Please read the prospectus carefully before you invest.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
NOT A DEPOSIT    NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
2	|	Cash Account Trust — Service Shares

You could lose money by investing in the Funds. Although the Funds seek to preserve the value of your investment at $1.00 per share, each Fund cannot guarantee it will do so. The share price of money market funds can fall below the $1.00 share price. The DWS Tax-Exempt Portfolio may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the DWS Tax-Exempt Portfolio’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain a fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on a fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares in a fund may have a significant adverse effect on the share prices of all classes of shares within that fund. Please read the prospectus for specific details regarding each Fund’s risk profile.
War, terrorism, economic uncertainty, trade disputes, public health crises (including the ongoing pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments.
Cash Account Trust — Service Shares	|	3

Portfolio Summary	(Unaudited)
DWS Government & Agency Securities Portfolio
Asset Allocation (As a % of Investment Portfolio)	10/31/21	4/30/21
Government & Agency Obligations	95%	79%
Repurchase Agreements	5%	21%
	100%	100%
Weighted Average Maturity	10/31/21	4/30/21
Cash Account Trust — DWS Government & Agency Securities Portfolio	44 days	39 days
iMoneyNet Money Fund Average™ — Gov’t & Agency Retail*	33 days	35 days
*	The Fund is compared to its respective iMoneyNet Money Fund Average category: Gov’t & Agency Retail — Category includes the most broadly based of the government retail funds. These funds may invest in U.S. Treasury securities, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.
Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 5. A quarterly Fact Sheet is available on dws.com or upon request.
4	|	Cash Account Trust — Service Shares

Investment Portfolio	as of October 31, 2021 (Unaudited)
	Principal Amount ($)	Value ($)
Government & Agency Obligations 93.4%
U.S. Government Sponsored Agencies 16.6%
Federal Farm Credit Bank, SOFR + 0.07%, 0.12% (a), 8/11/2022	20,000,000	20,000,786
Federal Home Loan Banks:
SOFR + 0.005%, 0.055% (a), 3/11/2022	40,000,000	40,000,000
SOFR + 0.005%, 0.055% (a), 3/14/2022	45,000,000	45,000,000
SOFR + 0.01%, 0.06% (a), 1/13/2022	15,000,000	15,000,000
SOFR + 0.01%, 0.06% (a), 8/1/2022	50,000,000	50,000,000
SOFR + 0.01%, 0.06% (a), 8/15/2022	16,750,000	16,750,000
SOFR + 0.01%, 0.06% (a), 9/8/2022	50,000,000	50,000,000
SOFR + 0.01%, 0.06% (a), 9/30/2022	24,000,000	24,000,000
SOFR + 0.01%, 0.06% (a), 10/7/2022	50,000,000	50,000,000
SOFR + 0.01%, 0.06% (a), 11/4/2022	20,000,000	20,000,000
SOFR + 0.12%, 0.17% (a), 2/28/2022	21,000,000	21,000,000
Federal Home Loan Mortgage Corp.:
SOFR + 0.07%, 0.12% (a), 2/25/2022	47,000,000	47,000,000
SOFR + 0.095%, 0.145% (a), 8/19/2022	23,000,000	23,000,000
SOFR + 0.15%, 0.195% (a), 12/9/2021	10,000,000	10,000,000
SOFR + 0.15%, 0.2% (a), 3/4/2022	21,000,000	20,993,198
SOFR + 0.19%, 0.24% (a), 6/2/2022	10,000,000	10,000,000
Federal National Mortgage Association, SOFR + 0.30%, 0.35% (a), 1/7/2022	18,500,000	18,500,000
		481,243,984
U.S. Treasury Obligations 76.8%
Federal Home Loan Bank Discount Notes:
0.044% (b), 1/5/2022	115,000,000	114,991,071
0.046% (b), 1/14/2022	150,000,000	149,986,125
U.S. Treasury Bills:
0.01% (b), 11/2/2021	100,000,000	99,999,972
0.022% (b), 11/2/2021	58,900,000	58,899,965
0.031% (b), 11/4/2021	125,000,000	124,999,682
0.036% (b), 11/4/2021	124,800,000	124,799,636
0.036% (b), 11/4/2021	10,000,000	9,999,970
0.041% (b), 1/6/2022	125,000,000	124,990,833
0.046% (b), 12/2/2021	100,000,000	99,996,125
0.051% (b), 11/4/2021	80,000,000	79,999,667
0.051% (b), 11/12/2021	249,900,000	249,896,182
0.051% (b), 1/13/2022	350,000,000	349,964,514
The accompanying notes are an integral part of the financial statements.
Cash Account Trust — Service Shares	|	5

	Principal Amount ($)	Value ($)
0.051% (b), 2/17/2022	77,640,000	77,628,354
0.051% (b), 3/17/2022	15,000,000	14,997,167
0.051% (b), 3/31/2022	100,000,000	99,979,167
0.056% (b), 1/20/2022	100,000,000	99,987,778
0.056% (b), 3/3/2022	100,000,000	99,981,361
0.081% (b), 8/11/2022	50,000,000	49,968,555
U.S. Treasury Floating Rate Notes:
3-month U.S. Treasury Bill Money Market Yield + 0.055%, 0.11% (a), 7/31/2022	70,000,000	70,018,233
3-month U.S. Treasury Bill Money Market Yield + 0.114%, 0.169% (a), 4/30/2022	125,000,000	125,045,603
		2,226,129,960
Total Government & Agency Obligations (Cost $2,707,373,944)		2,707,373,944
Repurchase Agreements 5.2%
Barclays Bank PLC, 0.05%, dated 10/31/2021, to be repurchased at $23,400,098 on 11/1/2021 (c)	23,400,000	23,400,000
BNP Paribas, 0.05%, dated 10/31/2021, to be repurchased at $108,000,450 on 11/1/2021 (d)	108,000,000	108,000,000
Citigroup Global Markets, Inc., 0.05%, dated 10/31/2021, to be repurchased at $16,000,067 on 11/1/2021 (e)	16,000,000	16,000,000
Fixed Income Clearing Corp., 0.01%, dated 10/31/2021, to be repurchased at $5,000,004 on 11/1/2021 (f)	5,000,000	5,000,000
Total Repurchase Agreements (Cost $152,400,000)		152,400,000
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $2,859,773,944)	98.6	2,859,773,944
Other Assets and Liabilities, Net	1.4	39,766,455
Net Assets	100.0	2,899,540,399
(a)	Floating rate security. These securities are shown at their current rate as of October 31, 2021.
(b)	Annualized yield at time of purchase; not a coupon rate.
(c)	Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
23,535,400	U.S. Treasury Notes	2.875	11/15/2021	23,868,070
The accompanying notes are an integral part of the financial statements.
6	|	Cash Account Trust — Service Shares

(d)	Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
13,575,000	U.S. Cash Management Bills	Zero Coupon	2/22/2022	13,572,462
7,925,700	U.S. Treasury Notes	0.75	1/31/2028	7,643,610
11,066,900	U.S. Treasury Bonds	1.375–1.875	2/15/2041–8/15/2050	10,238,435
78,717,500	U.S. Treasury Bills	Zero Coupon	1/20/2022	78,705,535
Total Collateral Value				110,160,042
(e)	Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
14,294,800	U.S. Treasury Notes	1.625–1.75	8/15/2029–11/15/2029	14,715,847
1,113,900	U.S. Treasury Inflation-Indexed Bonds	0.125–3.875	4/15/2029–1/15/2030	1,317,194
211,400	U.S. Treasury Bonds	6.125	8/15/2029	286,990
Total Collateral Value				16,320,031
(f)	Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
3,909,300	U.S. Treasury Notes	2.5	1/15/2022	3,957,572
1,142,600	U.S. Cash Management Bills	Zero coupon	1/18/2022	1,142,433
Total Collateral Value				5,100,005
SOFR: Secured Overnight Financing Rate
The accompanying notes are an integral part of the financial statements.
Cash Account Trust — Service Shares	|	7

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
The following is a summary of the inputs used as of October 31, 2021 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (a)	$—	$2,707,373,944	$—	$2,707,373,944
Repurchase Agreements	—	152,400,000	—	152,400,000
Total	$ —	$2,859,773,944	$ —	$2,859,773,944
(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.
8	|	Cash Account Trust — Service Shares

Statement of Assets and Liabilities
as of October 31, 2021 (Unaudited)

Assets	DWSGovernment & Agency Securities Portfolio
Investments in securities, valued at amortized cost	$ 2,859,773,944
Cash	21,542
Receivable for investments sold	40,000,000
Receivable for Fund shares sold	22,421
Interest receivable	173,930
Other assets	47,412
Total assets	2,900,039,249
Liabilities
Payable for Fund shares redeemed	158,470
Distributions payable	19,900
Accrued Trustees' fees	34,205
Other accrued expenses and payables	286,275
Total liabilities	498,850
Net assets, at value	$ 2,899,540,399
Net Assets Consist of
Distributable earnings (loss)	133,250
Paid-in capital	2,899,407,149
Net assets, at value	$ 2,899,540,399
The accompanying notes are an integral part of the financial statements.
Cash Account Trust — Service Shares	|	9

Statement of Assets and Liabilities as of October 31, 2021 (Unaudited) (continued)

Net Asset Value	DWSGovernment & Agency Securities Portfolio
DWS Government & Agency Money Fund
Net Asset Value, offering and redemption price per share ($183,651,095 ÷ 183,653,436 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
DWS Government Cash Institutional Shares
Net Asset Value, offering and redemption price per share ($2,634,407,347 ÷ 2,634,440,900 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
Government Cash Managed Shares
Net Asset Value, offering and redemption price per share ($54,362,049 ÷ 54,362,741 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
Service Shares
Net Asset Value, offering and redemption price per share ($27,119,908 ÷ 27,120,254 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
The accompanying notes are an integral part of the financial statements.
10	|	Cash Account Trust — Service Shares

Statement of Operations
for the six months ended October 31, 2021 (Unaudited)

Investment Income	DWSGovernment & Agency Securities Portfolio
Income:
Interest	$ 708,214
Expenses:
Management fee	1,147,198
Administration fee	1,361,614
Services to shareholders	240,462
Distribution and service fees	122,002
Custodian fee	14,674
Professional fees	42,761
Reports to shareholders	28,133
Registration fees	40,727
Trustees' fees and expenses	46,736
Other	82,966
Total expenses before expense reductions	3,127,273
Expense reductions	(2,559,444)
Total expenses after expense reductions	567,829
Net investment income	140,385
Net realized gain (loss) from investments	266
Net increase (decrease) in net assets resulting from operations	$ 140,651
The accompanying notes are an integral part of the financial statements.
Cash Account Trust — Service Shares	|	11

Statements of Changes in Net Assets
DWS Government & Agency Securities Portfolio
	Six Months Ended October 31, 2021	Year Ended April 30,
Increase (Decrease) in Net Assets	(Unaudited)	2021
Operations:
Net investment income	$ 140,385	$ 851,778
Net realized gain (loss)	266	22,094
Net increase (decrease) in net assets resulting from operations	140,651	873,872
Distributions to shareholders:
DWS Government & Agency Money Fund	(9,604)	(26,120)
DWS Government Cash Institutional Shares	(126,217)	(812,673)
Government Cash Managed Shares	(3,376)	(11,037)
Service Shares	(1,189)	(1,948)
Total distributions	(140,386)	(851,778)
Fund share transactions:
Proceeds from shares sold	56,954,015,828	96,948,215,837
Reinvestment of distributions	29,100	169,042
Payments for shares redeemed	(56,750,921,775)	(97,221,845,129)
Net increase (decrease) in net assets from Fund share transactions	203,123,153	(273,460,250)
Increase (decrease) in net assets	203,123,418	(273,438,156)
Net assets at beginning of period	2,696,416,981	2,969,855,137
Net assets at end of period	$ 2,899,540,399	$ 2,696,416,981

The accompanying notes are an integral part of the financial statements.
12	|	Cash Account Trust — Service Shares

Financial Highlights
DWS Government & Agency Securities Portfolio — Service Shares
	Six Months Ended 10/31/21	Years Ended April 30,
	(Unaudited)	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.000 *	.000 *	.009	.012	.002	.000 *
Net realized gain (loss)	.000 *	.000 *	(.000) *	(.000) *	.000 *	.000 *
Total from investment operations	.000*	.000*	.009	.012	.002	.000*
Less distributions from:
Net investment income	(.000) *	(.000) *	(.009)	(.012)	(.002)	(.000) *
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	.01 **	.01	.90	1.21	.23	.01
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	27	22	28	16	46	32
Ratio of expenses before expense reductions (%)	1.05 ***	1.05	1.05	1.05	1.03	1.04
Ratio of expenses after expense reductions (%)	.04 ***	.12	.90	.98	.98	.48
Ratio of net investment income (%)	.01 ***	.01	.94	1.09	.22	.01
[a]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.0005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.
Cash Account Trust — Service Shares	|	13

Portfolio Summary	(Unaudited)
DWS Tax-Exempt Portfolio
Asset Allocation (As a % of Investment Portfolio)	10/31/21	4/30/21
Variable Rate Demand Notes	76%	72%
Tax-Exempt Commercial Paper	11%	10%
Variable Rate Demand Preferred Shares	9%	11%
Bonds and Notes	3%	2%
Floating-Rate Notes	1%	5%
	100%	100%
Weighted Average Maturity	10/31/21	4/30/21
Cash Account Trust — DWS Tax-Exempt Portfolio	11 days	8 days
iMoneyNet Money Fund Average™ — Tax-Free National Retail*	25 days	20 days
*	The Fund is compared to its respective iMoneyNet Money Fund Average category: Tax-Free National Retail — Category includes retail funds that invest in obligations of tax-exempt entities, including state and municipal authorities.
Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 15. A quarterly Fact Sheet is available on dws.com or upon request.
14	|	Cash Account Trust — Service Shares

Investment Portfolio	as of October 31, 2021 (Unaudited)
	Principal Amount ($)	Value ($)
Municipal Investments 99.7%
Alaska 0.1%
Alaska, State Housing Finance Corp., Capital Project, Series C, 0.06% (a), 11/5/2021	160,000	160,000
California 22.0%
California, East Bay Municipal Utility District:
Series A-1, 0.07%, 12/3/2021	5,000,000	5,000,000
Series A-2, TECP, 0.08%, 12/2/2021	4,000,000	4,000,000
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 0.14% (a), 11/5/2021, LIQ: Societe Generale	9,100,000	9,100,000
California, Nuveen Municipal Credit Opportunities Fund, 144A, AMT, 0.16% (a), 11/5/2021, LOC: Sumitomo Mitsui Banking	9,300,000	9,300,000
California, State General Obligation:
Series A-1, TECP, 0.04%, 11/2/2021	2,000,000	2,000,000
Series A-1, TECP, 0.06%, 12/15/2021	4,000,000	4,000,000
Series A-2, TECP, 0.08%, 11/2/2021	3,500,000	3,500,000
Series 2019-MIZ9003, 144A, 0.3% (a), 11/4/2021, LIQ: Mizuho Bank Ltd., LOC: Mizuho Bank Ltd.	5,665,000	5,665,000
San Bernardino County, CA, Flood Control District Judgment Obligation, 0.08% (a), 11/5/2021, LOC: Bank of America NA	500,000	500,000
		43,065,000
Colorado 0.2%
Colorado, State Housing & Finance Authority, Series I - AA2, 0.05% (a), 11/5/2021, SPA: Royal Bank of Canada	475,000	475,000
Connecticut 0.6%
Connecticut, Tender Option Bond Trust Receipts, Series 2018-XG0204, 144A, 0.08% (a), 11/5/2021, LIQ: Barclays Bank PLC	1,135,000	1,135,000
Delaware 0.6%
Delaware, State Economic Development Authority Revenue, YMCA State Project, 0.06% (a), 11/5/2021, LOC: PNC Bank NA	1,270,000	1,270,000
Florida 1.8%
Alachua County, FL, Housing Finance Authority, Multi-Family Revenue, Santa Fe Apartments II Project, 0.05% (a), 11/5/2021, LIQ: Fannie Mae, LOC: Fannie Mae	875,000	875,000
The accompanying notes are an integral part of the financial statements.
Cash Account Trust — Service Shares	|	15

	Principal Amount ($)	Value ($)
Jacksonville, FL, Water & Sewer System Revenue, Series A-2, 0.05% (a), 11/5/2021, LOC: Sumitomo Mitsui Banking	425,000	425,000
Lakeland, FL, Educational Facilities Revenue, Florida Southern College Project, Series B, 0.05% (a), 11/5/2021, LOC: TD Bank NA	215,000	215,000
Palm Beach County, FL, Henry Morrison Flagler Project Revenue, 0.1% (a), 11/5/2021, LOC: Northern Trust Company	1,300,000	1,300,000
Pinellas County, FL, Health Facilities Authority, Suncoast Hospice Project, 0.11% (a), 11/5/2021, LOC: Wells Fargo Bank NA	160,000	160,000
Pinellas County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Booker Creek Apartments, 0.05% (a), 11/5/2021, LOC: Freddie Mac	525,000	525,000
		3,500,000
Georgia 3.7%
Georgia, Tender Option Bond Trust Receipts, Series 2018-XF0709, 144A, 0.09% (a), 11/5/2021, LIQ: JP Morgan Chase Bank NA	6,800,000	6,800,000
Valdosta-Lowndes County, GA, Industrial Development Authority, Martins Famous Pastry Shoppe, Inc., Series A, AMT, 0.21% (a), 11/5/2021, LOC: Wells Fargo Bank NA	550,000	550,000
		7,350,000
Illinois 7.6%
Brookfield, IL, Zoo Project, 0.06% (a), 11/5/2021, LOC: Northern Trust Company	900,000	900,000
Galesburg, IL, Knox College Project, 0.09% (a), 11/5/2021, LOC: PNC Bank NA	1,800,000	1,800,000
Illinois, State Development Finance Authority, American College Surgeons, 0.05% (a), 11/5/2021, LOC: Northern Trust Company	570,000	570,000
Illinois, State Development Finance Authority, American Youth Hostels Project, 0.05% (a), 11/5/2021, LOC: BMO Harris Bank NA	520,000	520,000
Illinois, State Development Finance Authority, Ignatius College Project, 0.06% (a), 11/5/2021, LOC: PNC Bank NA	2,000,000	2,000,000
Illinois, State Development Finance Authority, YMCA Metropolitan Chicago Project, 0.06% (a), 11/5/2021, LOC: BMO Harris Bank NA	1,700,000	1,700,000
Illinois, State Educational Facilities Authority Revenue, The Adler Planetarium, 0.06% (a), 11/5/2021, LOC: PNC Bank NA	1,550,000	1,550,000
The accompanying notes are an integral part of the financial statements.
16	|	Cash Account Trust — Service Shares

	Principal Amount ($)	Value ($)
Illinois, State Educational Facilities Authority, Columbia College Chicago, 0.08% (a), 11/5/2021, LOC: BMO Harris Bank NA	485,000	485,000
Illinois, State Finance Authority Revenue, Clearbrook Project, 0.05% (a), 11/5/2021, LOC: BMO Harris Bank NA	1,205,000	1,205,000
Illinois, State Finance Authority Revenue, North Park University Project, 0.05% (a), 11/5/2021, LOC: U.S. Bank NA	995,000	995,000
Illinois, State Finance Authority Revenue, Steppenwolf Theatre Co., Project, 0.08% (a), 11/5/2021, LOC: Northern Trust Company	1,950,000	1,950,000
Illinois, State Housing Development Authority, Multi-Family Revenue, Woodlawn Apartments, Series A, 0.08% (a), 11/5/2021, LOC: Freddie Mac	840,000	840,000
University of Illinois, 0.05% (a), 11/5/2021, LOC: JPMorgan Chase Bank NA	420,000	420,000
		14,935,000
Indiana 0.9%
Elkhart County, IN, Multi-Family Revenue, Ashton Pines Apartments, Series A, 0.05% (a), 11/5/2021, LOC: Federal Home Loan Bank	605,000	605,000
St. Joseph County, IN, Economic Development Revenue, Series 2004, 0.08% (a), 11/5/2021, LOC: PNC Bank NA	1,185,000	1,185,000
		1,790,000
Iowa 4.5%
Iowa, Finance Authority, Educational Facility Revenue, Holy Family Catholic School Project, 0.03% (a), 11/1/2021, LOC: U.S. Bank NA	2,000,000	2,000,000
Iowa, State Finance Authority, Economic Development Revenue, Midwestern Disaster Area, Series A, 0.08% (a), 11/5/2021	1,400,000	1,400,000
Iowa, State Finance Authority, Midwestern Disaster Area Revenue, 0.09% (a), 11/5/2021	405,000	405,000
Iowa, State Higher Education Loan Authority Revenue, Loras College, 0.03% (a), 11/1/2021, LOC: Bank of America NA	3,525,000	3,525,000
Iowa, State Higher Education Loan Authority, Private College, Loras College, 0.03% (a), 11/1/2021, LOC: Bank of America NA	1,400,000	1,400,000
		8,730,000
The accompanying notes are an integral part of the financial statements.
Cash Account Trust — Service Shares	|	17

	Principal Amount ($)	Value ($)
Kansas 0.6%
Kansas, State Development Finance Authority, Health Facilities, University of Kansas Health System, Series J, 0.03% (a), 11/1/2021, LOC: U.S. Bank NA	180,000	180,000
Olathe, KS, Industrial Revenue, Multi Modal Diamant Boart, Series A, AMT, 0.2% (a), 11/5/2021, LOC: Svenska Handelsbanken	1,000,000	1,000,000
		1,180,000
Kentucky 0.2%
Boone County, KY, Pollution Control Revenue, Duke Energy Kentucky, Inc., 0.07% (a), 11/5/2021, LOC: Sumitomo Mitsui Banking	300,000	300,000
Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare, Inc., Series B, 0.03% (a), 11/1/2021, LOC: PNC Bank NA	150,000	150,000
		450,000
Louisiana 1.0%
Louisiana, Public Facilities Authority Revenue, Christus Health, Series B-1, 0.07% (a), 11/5/2021, LOC: Bank of NY Mellon	1,470,000	1,470,000
Louisiana, State Housing Finance Agency Multi-Family Housing Revenue, Reserve Jefferson Crossing, 0.08% (a), 11/5/2021, LOC: Freddie Mac	535,000	535,000
		2,005,000
Maryland 0.9%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health System, Series B, 0.06% (a), 11/5/2021, LOC: Bank of America NA	125,000	125,000
Maryland, State Health & Higher Educational Facilities Authority Revenue, Gaudenzia Foundation, 0.06% (a), 11/5/2021, LOC: PNC Bank NA	1,720,000	1,720,000
		1,845,000
Massachusetts 1.4%
Massachusetts, State Development Finance Agency Revenue, Clark University, 0.05% (a), 11/5/2021, LOC: TD Bank NA	200,000	200,000
Massachusetts, State Water Resources Authority:
Series A-2, 0.06% (a), 11/5/2021, SPA: TD Bank NA	40,000	40,000
The accompanying notes are an integral part of the financial statements.
18	|	Cash Account Trust — Service Shares

	Principal Amount ($)	Value ($)
Series A-3, 0.06% (a), 11/5/2021, SPA: Wells Fargo Bank NA	180,000	180,000
Massachusetts, Tender Option Bond Trust Receipts, Series 2015-XF2203, 144A, 0.09% (a), 11/5/2021, LIQ: Toronto-Dominion Bank	2,300,000	2,300,000
		2,720,000
Michigan 4.9%
Kent, MI, Hospital Finance Authority, Spectrum Health System, Series C, 0.07% (a), 11/5/2021, LOC: Bank of NY Mellon	305,000	305,000
Michigan, State Finance Authority Revenue, Hospital Project, Ascension Senior Credit Group, Series E-3, 0.06% (a), 11/5/2021	400,000	400,000
Michigan, State Housing Development Authority, Single-Family Mortgage Revenue, Series B, AMT, 0.16% (a), 11/5/2021, SPA: Industrial & Commercial Bank of China	5,890,000	5,890,000
Michigan, State University Revenues, Series 2000-A, 0.06% (a), 11/5/2021, SPA: Northern Trust Company	1,000,000	1,000,000
Michigan, University of Michigan General Revenue, Series B, 0.02% (a), 11/1/2021	1,950,000	1,950,000
		9,545,000
Mississippi 0.0%
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc., Series F, 0.06% (a), 11/5/2021, GTY: Chevron Corp.	50,000	50,000
Missouri 2.7%
Kansas City, MO, Special Obligation, H. Roe Bartle Convention Center, Series E, 0.06% (a), 11/5/2021, LOC: Sumitomo Mitsui Banking	710,000	710,000
Missouri, State Health & Educational Facilities Authority Revenue, St Louis University:
Series B, 0.03% (a), 11/1/2021, LOC: U.S. Bank NA	325,000	325,000
Series B-1, 0.04% (a), 11/1/2021, LOC: Barclays Bank PLC	800,000	800,000
Missouri, Tender Option Bond Trust Receipts, Series 2015-XF2198, 144A, 0.1% (a), 11/5/2021, LIQ: Citibank NA	2,660,000	2,660,000
Nodaway County, MO, Industrial Development Authority, Educational Facilities Revenue, North West Foundation, Inc., 0.05% (a), 11/5/2021, LOC: U.S. Bank NA	445,000	445,000
Wright City, MO, Industrial Revenue, WaterLow Process Systems, Inc., AMT, 0.21% (a), 11/5/2021, LOC: Bank of America NA	380,000	380,000
		5,320,000
The accompanying notes are an integral part of the financial statements.
Cash Account Trust — Service Shares	|	19

	Principal Amount ($)	Value ($)
Nebraska 1.1%
Washington County, NE, Industrial Development Revenue, Cargill, Inc., Series B, 0.08% (a), 11/5/2021	2,200,000	2,200,000
Nevada 1.3%
Clark County, NV, Airport Revenue, Series D-2B, 0.06% (a), 11/5/2021, LOC: Barclays Bank PLC	1,615,000	1,615,000
Clark County, NV, Airport Systems Revenue, Series D-3, 0.06% (a), 11/5/2021, LOC: Bank of America NA	990,000	990,000
		2,605,000
New Jersey 0.2%
New Jersey, State Health Care Facilities Financing Authority Revenue, AHS Hospital Corp., Series C, 0.05% (a), 11/5/2021, LOC: JPMorgan Chase Bank NA	400,000	400,000
New Mexico 0.5%
New Mexico, State Mortgage Finance Authority, Multi-Family Housing Revenue, Villas de San Ignacio LP, Series A, 0.05% (a), 11/5/2021, LOC: Freddie Mac	1,050,000	1,050,000
New York 9.5%
New York, Metropolitan Transportation Authority Revenue, Series E-1, 0.04% (a), 11/1/2021, LOC: Barclays Bank PLC	2,000,000	2,000,000
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Series A-1, 0.03% (a), 11/1/2021, LOC: TD Bank NA	2,775,000	2,775,000
New York, State Dormitory Authority Revenue, Non-State Supported Debt, Royal Charter Properties, Series A, 0.04% (a), 11/5/2021, LOC: Fannie Mae	385,000	385,000
New York, State Dormitory Authority, Mental Health Services, Series D-2E, 0.05% (a), 11/5/2021, LOC: Royal Bank of Canada	625,000	625,000
New York, State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co., Inc. Project, Series A-3, 0.05% (a), 11/5/2021, LOC: Mizuho Bank Ltd.	300,000	300,000
New York, Triborough Bridge & Tunnel Authority Revenue:
Series B-1, 0.02% (a), 11/1/2021, LOC: Bank of America NA	2,235,000	2,235,000
Series B-4C, 0.03% (a), 11/1/2021, LOC: U.S. Bank NA	300,000	300,000
Series A, 0.05% (a), 11/5/2021, LOC: Barclays Bank PLC	800,000	800,000
New York City, NY, Health & Hospital Corp., Health System Revenue, Series B, 0.06% (a), 11/5/2021, LOC: TD Bank NA	175,000	175,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Series F-2, 0.03% (a), 11/1/2021, LOC: Citibank NA	1,855,000	1,855,000
The accompanying notes are an integral part of the financial statements.
20	|	Cash Account Trust — Service Shares

	Principal Amount ($)	Value ($)
Series F1B, 0.05% (a), 11/5/2021, SPA: U.S. Bank NA	170,000	170,000
Series BB, 0.1% (a), 11/5/2021, SPA: Industrial and Commercial Bank of China	2,645,000	2,645,000
New York, NY, General Obligation:
Series A-3, 0.03% (a), 11/1/2021, LOC: Mizuho Bank Ltd.	3,750,000	3,750,000
Series I-4, 0.03% (a), 11/1/2021, LOC: TD Bank NA	150,000	150,000
Series G, 0.04% (a), 11/1/2021, LOC: Mizuho Bank Ltd.	540,000	540,000
		18,705,000
North Carolina 2.6%
North Carolina, Charlotte-Mecklenburg Hospital Health Care Authorirty Revenue, Series E, 0.04% (a), 11/1/2021, LOC: Royal Bank of Canada	5,050,000	5,050,000
Ohio 4.2%
Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, 0.08% (a), 11/5/2021, LOC: Northern Trust Company	6,900,000	6,900,000
Franklin County, OH, Hospital Facilities Revenue, Health Corp., Series D, 0.06% (a), 11/5/2021, LOC: Northern Trust Company	280,000	280,000
Ohio, Akron Bath Copley Joint Township Hospital District, Concordia Lutheran Obligated Group, Series B, 0.06% (a), 11/5/2021, LOC: BMO Harris Bank NA	1,000,000	1,000,000
		8,180,000
Oklahoma 1.9%
Oklahoma, Tender Option Bond Trust Receipts, Series 2018-XM0708, 144A, AMT, 0.15% (a), 11/5/2021, LIQ: JP Morgan Chase Bank NA	3,750,000	3,750,000
Oregon 1.3%
Oregon, Business Development Commission, Murphy Company Project, Series 230, AMT, 0.08% (a), 11/5/2021, LOC: U.S. Bank NA	1,300,000	1,300,000
Oregon, State Facilities Authority Revenue, Peacehealth Systems:
Series A, 0.03% (a), 11/1/2021, LOC: U.S. Bank NA	825,000	825,000
Series B, 0.03% (a), 11/1/2021, LOC: TD Bank NA	350,000	350,000
		2,475,000
Pennsylvania 6.0%
Allegheny County, PA, Hospital Development Authority Revenue, Concordia Lutheran Obligated Group, Series A, 0.06% (a), 11/5/2021, LOC: BMO Harris Bank NA	4,900,000	4,900,000
Lancaster County, PA, Hospital Authority Revenue, Masonic Homes Project, Series D, 0.03% (a), 11/1/2021, LOC: JPMorgan Chase Bank NA	1,240,000	1,240,000
The accompanying notes are an integral part of the financial statements.
Cash Account Trust — Service Shares	|	21

	Principal Amount ($)	Value ($)
Lancaster County, PA, Industrial Development Authority, Willow Valley Retirement, Series C, 0.05% (a), 11/5/2021, LOC: PNC Bank NA	2,500,000	2,500,000
Lebanon County, PA, Health Facility Authority Revenue, ECC Retirement Village Project, 0.05% (a), 11/5/2021, LOC: PNC Bank NA	490,000	490,000
Pennsylvania, State Economic Development Financing Authority Revenue, Hawley Silk Mill LLC, Recovery Zone Facility, Series A1, 0.09% (a), 11/5/2021, LOC: PNC Bank NA	600,000	600,000
Pennsylvania, State Economic Development Financing Authority, Economic Development Revenue, Kingsley Association Project, 0.09% (a), 11/5/2021, LOC: PNC Bank NA	175,000	175,000
Pennsylvania, Tender Option Bond Trust Receipts, Series 2019-ZF2779, 144A, 0.08% (a), 11/5/2021, LIQ: Barclays Bank PLC	1,500,000	1,500,000
Philadelphia, PA, General Obligation, Series B, 0.05% (a), 11/5/2021, LOC: Barclays Bank PLC	300,000	300,000
		11,705,000
Rhode Island 0.6%
Rhode Island, State Health & Educational Building Corp., Higher Education Facility Revenue, Bryant University, 0.06% (a), 11/5/2021, LOC: TD Bank NA	1,160,000	1,160,000
South Carolina 0.1%
South Carolina, State Jobs Economic Development Authority, Hospital Revenue, Prisma Healthcare Obligated Group, Series B, 0.03% (a), 11/1/2021, LOC: U.S. Bank NA	150,000	150,000
South Dakota 1.4%
South Dakota, State Health & Educational Facilities Authority, Sioux Vy Hospital & Health Revenue, Series B, 0.05% (a), 11/5/2021, LOC: U.S. Bank NA	2,710,000	2,710,000
Tennessee 0.4%
Greeneville, TN, Health & Educational Facilities Board Hospital Revenue, Series B, 0.05% (a), 11/5/2021, LOC: U.S. Bank NA	700,000	700,000
Texas 8.9%
Austin, TX, Water & Wastewater Systems Revenue, 0.06% (a), 11/5/2021, LOC: Barclays Bank PLC	1,130,000	1,130,000
Bowie County, TX, Industrial Development Corp. Revenue, 0.05% (a), 11/1/2021, LOC: JPMorgan Chase Bank NA	1,100,000	1,100,000
Harris County, TX, Hospital District Revenue, 0.06% (a), 11/5/2021, LOC: JPMorgan Chase Bank NA	550,000	550,000
The accompanying notes are an integral part of the financial statements.
22	|	Cash Account Trust — Service Shares

	Principal Amount ($)	Value ($)
Harris County, TX, State General Obligation:
Series A-1, TECP, 0.1%, 12/8/2021	600,000	600,000
Series B, TECP, 0.1%, 12/8/2021	5,636,000	5,636,000
Series C, TECP, 0.1%, 12/8/2021	2,500,000	2,500,000
Houston, TX, Utility System Revenue, First Lien, Series B-2, 0.05% (a), 11/5/2021, LOC: Citibank NA	375,000	375,000
Mission, TX, Economic Development Corp., Industrial Development Revenue, CMI Project, 0.21% (a), 11/5/2021, LOC: Wells Fargo Bank NA	310,000	310,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Health Care System Project, Series C, 0.03% (a), 11/1/2021, LOC: TD Bank NA	100,000	100,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas Project, Series A, 0.03% (a), 11/1/2021, LOC: TD Bank NA	645,000	645,000
Tarrant County, TX, Cultural Educational Facilities Finance Corp. Revenue, Christus Health Obligated Group, Series C-2, 0.07% (a), 11/5/2021, LOC: Bank of NY Mellon	1,455,000	1,455,000
Texas, Tender Option Bond Trust Receipts, Series 2015-XF2201, 144A, 0.1% (a), 11/5/2021, LIQ: Toronto-Dominion Bank	3,100,000	3,100,000
		17,501,000
Vermont 0.3%
Vermont, State Educational & Health Buildings Financing Agency Revenue, Landmark College Project, Series A, 0.04% (a), 11/1/2021, LOC: TD Bank NA	545,000	545,000
Virginia 0.7%
Loudoun County, VA, Industrial Development Authority, Industrial Development Revenue, Jack Kent Cooke Foundation Project, 0.06% (a), 11/5/2021, LOC: Northern Trust Company	1,125,000	1,125,000
Lynchburg, VA, Economic Development Authority, Hospital Revenue, Centra Health Obligated Group, Series B, 0.04% (a), 11/1/2021, LOC: Truist Bank	200,000	200,000
		1,325,000
Washington 0.6%
Washington, State Housing Finance Commission, Combridge Apartments, 0.05% (a), 11/5/2021, LIQ: Fannie Mae, LOC: Fannie Mae	1,175,000	1,175,000
Wisconsin 0.7%
Wisconsin, State Health & Educational Facilities Authority Revenue, Marshfield Clinic Health System, Inc., Series A, 0.04% (a), 11/1/2021, LOC: Barclays Bank PLC	800,000	800,000
The accompanying notes are an integral part of the financial statements.
Cash Account Trust — Service Shares	|	23

	Principal Amount ($)	Value ($)
Wisconsin, University Hospitals & Clinics Authority, Series B, 0.06% (a), 11/5/2021, LOC: U.S. Bank NA	275,000	275,000
Wisconsin, Whitewater Community Development Authority, Housing Preservation, 0.05% (a), 11/5/2021, LOC: BMO Harris Bank NA	275,000	275,000
		1,350,000
Other 3.7%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
“A” , Series M027, 144A, 0.07% (a), 11/5/2021, LIQ: Freddie Mac	2,480,000	2,480,000
“A” , Series M031, 144A, 0.08% (a), 11/5/2021, LIQ: Freddie Mac	2,810,000	2,810,000
“A” , Series M-055, 144A, 1-month USD LIBOR + 0.210%, 0.26% (b), 12/15/2028	2,015,000	2,015,000
		7,305,000
Total Municipal Investments (Cost $195,566,000)		195,566,000
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $195,566,000)	99.7	195,566,000
Other Assets and Liabilities, Net	0.3	601,070
Net Assets	100.0	196,167,070
(a)	Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of October 31, 2021. Date shown reflects the earlier of demand date or stated maturity date.
(b)	Floating rate security. These securities are shown at their current rate as of October 31, 2021.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AMT: Subject to alternative minimum tax.
GTY: Guaranty Agreement
LIQ: Liquidity Facility
LOC: Letter of Credit
SPA: Standby Bond Purchase Agreement
TECP: Tax Exempt Commercial Paper
LIBOR: London Interbank Offered Rate, the benchmark rate for certain floating rate securities, is expected to be phased out by the end of 2021, although the US Dollar LIBOR phase out may extend past 2021 for certain existing contracts. The Fund or the instruments
The accompanying notes are an integral part of the financial statements.
24	|	Cash Account Trust — Service Shares

in which the Fund invests may be adversely affected by the phase out by, among other things, increased volatility or illiquidity. There remains uncertainty regarding the future use of LIBOR and the nature of any replacement reference rate and, accordingly, it is difficult to predict the impact to the Fund of the transition away from LIBOR.
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
The following is a summary of the inputs used as of October 31, 2021 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$195,566,000	$—	$195,566,000
Total	$ —	$195,566,000	$ —	$195,566,000
(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.
Cash Account Trust — Service Shares	|	25

Statement of Assets and Liabilities
as of October 31, 2021 (Unaudited)

Assets	DWSTax-Exempt Portfolio
Investments in securities, valued at amortized cost	$ 195,566,000
Cash	43,122
Receivable for investments sold	700,000
Receivable for Fund shares sold	103,676
Interest receivable	20,159
Due from Advisor	2,983
Other assets	68,625
Total assets	196,504,565
Liabilities
Payable for Fund shares redeemed	246,983
Distributions payable	236
Accrued Trustees' fees	3,863
Other accrued expenses and payables	86,413
Total liabilities	337,495
Net assets, at value	$ 196,167,070
Net Assets Consist of
Distributable earnings (loss)	(5,915)
Paid-in capital	196,172,985
Net assets, at value	$ 196,167,070
The accompanying notes are an integral part of the financial statements.
26	|	Cash Account Trust — Service Shares

Statement of Assets and Liabilities as of October 31, 2021 (Unaudited) (continued)

Net Asset Value	DWSTax-Exempt Portfolio
DWS Tax-Exempt Cash Premier Shares
Net Asset Value, offering and redemption price per share ($21,004,654 ÷ 20,982,872 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
DWS Tax-Exempt Money Fund
Net Asset Value, offering and redemption price per share ($104,243,770 ÷ 104,135,660 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
DWS Tax-Free Money Fund Class S
Net Asset Value, offering and redemption price per share ($38,636,356 ÷ 38,596,149 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
Service Shares
Net Asset Value, offering and redemption price per share ($6,050,735 ÷ 6,044,460 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
Tax-Exempt Cash Managed Shares
Net Asset Value, offering and redemption price per share ($16,506,822 ÷ 16,489,704 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
Tax-Free Investment Class
Net Asset Value, offering and redemption price per share ($9,724,733 ÷ 9,714,649 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
The accompanying notes are an integral part of the financial statements.
Cash Account Trust — Service Shares	|	27

Statement of Operations
for the six months ended October 31, 2021 (Unaudited)

Investment Income	DWSTax-Exempt Portfolio
Income:
Interest	$ 82,644
Expenses:
Management fee	86,077
Administration fee	102,139
Services to shareholders	60,925
Distribution and service fees	51,810
Custodian fee	2,708
Professional fees	29,848
Reports to shareholders	29,796
Registration fees	55,548
Trustees' fees and expenses	5,112
Other	18,420
Total expenses before expense reductions	442,383
Expense reductions	(370,083)
Total expenses after expense reductions	72,300
Net investment income	10,344
Net realized gain (loss) from investments	2
Net increase (decrease) in net assets resulting from operations	$ 10,346
The accompanying notes are an integral part of the financial statements.
28	|	Cash Account Trust — Service Shares

Statements of Changes in Net Assets
DWS Tax-Exempt Portfolio
	Six Months Ended October 31, 2021	Year Ended April 30,
Increase (Decrease) in Net Assets	(Unaudited)	2021
Operations:
Net investment income	$ 10,344	$ 70,914
Net realized gain (loss)	2	(440)
Net increase (decrease) in net assets resulting from operations	10,346	70,474
Distributions to shareholders:
DWS Tax-Exempt Cash Premier Shares	(1,033)	(19,453)
DWS Tax-Exempt Money Fund	(5,310)	(35,797)
DWS Tax-Free Money Fund Class S	(1,867)	(11,107)
Service Shares	(254)	(520)
Tax-Exempt Cash Managed Shares	(1,394)	(3,121)
Tax-Free Investment Class	(486)	(914)
Total distributions	(10,344)	(70,912)
Fund share transactions:
Proceeds from shares sold	50,914,587	253,602,023
Reinvestment of distributions	8,505	65,255
Payments for shares redeemed	(76,340,670)	(273,752,177)
Net increase (decrease) in net assets from Fund share transactions	(25,417,578)	(20,084,899)
Increase (decrease) in net assets	(25,417,576)	(20,085,337)
Net assets at beginning of period	221,584,646	241,669,983
Net assets at end of period	$196,167,070	$ 221,584,646

The accompanying notes are an integral part of the financial statements.
Cash Account Trust — Service Shares	|	29

Financial Highlights
DWS Tax-Exempt Portfolio — Service Shares
	Six Months Ended 10/31/21	Years Ended April 30,
	(Unaudited)	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.000 *	.000 *	.005	.005	.001	.001
Net realized gain (loss)	.000 *	(.000) *	.000 *	.000 *	.000 *	(.000) *
Total from investment operations	.000*	.000*	.005	.005	.001	.001
Less distributions from:
Net investment income	(.000) *	(.000) *	(.005)	(.005)	(.001)	(.001)
Net realized gains	—	—	—	—	—	(.000) *
Total distributions	(.000) *	(.000) *	(.005)	(.005)	(.001)	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	.01 **	.01	.45	.50	.07	.10
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	6	5	3	14	42	40
Ratio of expenses before expense reductions (%)	1.18 ***	1.17	1.17	1.18	1.15	1.11
Ratio of expenses after expense reductions (%)	.07 ***	.18	1.03	1.05	1.00	.64
Ratio of net investment income (%)	.01 ***	.01	.40	.43	.07	.02
[a]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.0005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.
30	|	Cash Account Trust — Service Shares

Notes to Financial Statements	(Unaudited)
A.	Organization and Significant Accounting Policies
Cash Account Trust (the “Trust” ) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Trust offers two funds: DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio (each a “Fund”  and together, the “Funds” ). These financial statements report on DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio.
DWS Government & Agency Securities Portfolio offers four classes of shares: DWS Government & Agency Money Fund, DWS Government Cash Institutional Shares, Government Cash Managed Shares and Service Shares.
DWS Tax-Exempt Portfolio offers six classes of shares: DWS Tax-Exempt Cash Premier Shares, DWS Tax-Exempt Money Fund, DWS Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class. DWS Tax-Exempt Portfolio may impose liquidity fees on redemptions and/or temporarily suspend (gate) redemptions if the Fund’s liquidity falls below required minimums because of market conditions or other factors.
The financial highlights for all classes of shares, other than Service Shares, are provided separately and are available upon request.
Each Fund’s investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of that Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.
Each Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Funds in the preparation of their financial statements.
Security Valuation. Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels.
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Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The Funds value all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/ amortization rate to maturity of any discount or premium. Securities held by the Funds are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
Disclosure about the classification of fair value measurements is included in a table following each Fund’s Investment Portfolio.
Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby each Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated sub-custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Funds have the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Funds’ claims on the collateral may be subject to legal proceedings.
As of October 31, 2021, DWS Government & Agency Securities Portfolio held repurchase agreements with a gross value of $152,400,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following DWS Government & Agency Securities Portfolio’s Investment Portfolio.
Federal Income Taxes. Each of the Funds’ policies is to comply with the requirements of the Internal Revenue Code, as amended, which are
32	|	Cash Account Trust — Service Shares

applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.
At April 30, 2021, DWS Government & Agency Securities Portfolio had net tax basis capital loss carryforwards of approximately $72,000 of short-term losses, which may be applied against realized net taxable capital gains indefinitely.
At April 30, 2021, DWS Tax-Exempt Portfolio had net tax basis capital loss carryforwards of approximately $6,000 of short-term losses, which may be applied against realized net taxable capital gains indefinitely.
At October 31, 2021, DWS Government & Agency Securities Portfolio had an aggregate cost of investments for federal income tax purposes of $2,859,773,944.
At October 31, 2021, DWS Tax-Exempt Portfolio had an aggregate cost of investments for federal income tax purposes of $195,566,000.
The Funds have reviewed the tax positions for the open tax years as of April 30, 2021 and have determined that no provision for income tax and/or uncertain tax positions is required in the Funds’ financial statements. The Funds’ federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income. Net investment income of each Fund is declared as a daily dividend and is distributed to shareholders monthly. Each Fund may take into account capital gains and losses in its daily dividend declarations. Each Fund may also make additional distributions for tax purposes if necessary.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no book-to-tax differences for the Funds.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.
Contingencies. In the normal course of business, the Funds may enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet been made. However, based on experience, the Funds expect the risk of loss to be remote.
Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from
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investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.
B.	Related Parties
Management Agreement. Under an Amended and Restated Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio in accordance with their respective investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by each Fund.
The monthly management fee for the Funds is computed based on the combined average daily net assets of the two funds of the Trust and allocated to DWS Government & Agency Securities Portfolio and DWS Tax- Exempt Portfolio, respectively, based on their relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds’ combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%
Accordingly, for the six months ended October 31, 2021, the fee pursuant to the Investment Management Agreement on DWS Government & Agency Securities Portfolio was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.082% of the Fund’s average daily net assets.
Accordingly, for the six months ended October 31, 2021, the fee pursuant to the Investment Management Agreement on DWS Tax-Exempt Portfolio was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.082% of the Fund’s average daily net assets.
The Advisor has agreed to contractually reduce its management fee for the DWS Government & Agency Securities Portfolio such that the annual effective rate is limited to 0.05% of the DWS Government & Agency Securities Portfolio’s average daily net assets.
In addition, the Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time
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without notice. Under these arrangements, the Advisor waived certain expenses on Service Shares of DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio.
The Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes’ semiannual reports that are provided separately and are available upon request.
For the six months ended October 31, 2021, fees waived and/or expenses reimbursed for each class are as follows:
DWS Government & Agency Securities Portfolio:
DWS Government & Agency Money Fund	$ 217,181
DWS Government Cash Institutional Shares	2,108,516
Government Cash Managed Shares	113,578
Service Shares	120,169
$ 2,559,444
DWS Tax-Exempt Portfolio:
DWS Tax-Exempt Cash Premier Shares	$ 28,581
DWS Tax-Exempt Money Fund	157,192
DWS Tax-Free Money Fund Class S	66,891
Service Shares	28,137
Tax-Exempt Cash Managed Shares	57,280
Tax-Free Investment Class	32,002
$ 370,083
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio. For all services provided under the Administrative Services Agreement, each of these two Funds pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of each of these two Funds’ average daily net assets, computed and accrued daily and payable monthly. For the six months ended October 31, 2021, the Administration Fee from DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio was as follows:
Fund	Administration Fee	Unpaid at October 31, 2021
DWS Government & Agency Securities Portfolio	$1,361,614	$251,671
DWS Tax-Exempt Portfolio	$ 102,139	$ 16,201
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Funds. Pursuant to a sub-transfer agency agreement
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between DSC and DST Systems, Inc. (“DST” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Funds. For the six months ended October 31, 2021, the amounts charged to the Funds by DSC were as follows:
DWS Government & Agency Securities Portfolio:	Total Aggregated	Unpaid at October 31, 2021
DWS Government & Agency Money Fund	$ 31,958	$ 11,960
DWS Government Cash Institutional Shares	120,830	51,461
Government Cash Managed Shares	9,316	9,180
Service Shares	30,007	8,233
	$ 192,111	$ 80,834
DWS Tax-Exempt Portfolio:	Total Aggregated	Unpaid at October 31, 2021
DWS Tax-Exempt Cash Premier Shares	$ 2,192	$ 2,192
DWS Tax-Exempt Money Fund	18,286	6,562
DWS Tax-Free Money Fund Class S	15,810	5,582
Service Shares	6,352	717
Tax-Exempt Cash Managed Shares	611	611
Tax-Free Investment Class	3,812	1,317
	$ 47,063	$ 16,981
In addition, for the six months ended October 31, 2021, the amounts charged to each Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping
DWS Government & Agency Securities Portfolio:	Total Aggregated
DWS Government & Agency Money Fund	$ 33,427

DWS Tax-Exempt Portfolio:	Total Aggregated
DWS Tax-Exempt Money Fund	$ 418
DWS Tax-Free Money Fund Class S	770
$ 1,188
Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee
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(“Distribution Fee” ), calculated as a percentage of average daily net assets for the shares listed in the following table.
For the six months ended October 31, 2021, the Distribution Fee was as follows:
DWS Government & Agency Securities Portfolio:	Distribution Fee	Unpaid at October 31, 2021	Annualized Rate	Contractual Rate
Service Shares	$ 71,358	$ 13,706.60%		.60%
DWS Tax-Exempt Portfolio:	Distribution Fee	Unpaid at October 31, 2021	Annualized Rate	Contractual Rate
Service Shares	$ 15,243	$ 3,105.60%		.60%
Tax-Free Investment Class	12,218	2,069.25%		.25%
	$ 27,461	$ 5,174
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.
For the six months ended October 31, 2021, the Service Fee was as follows:
DWS Government & Agency Securities Portfolio:	Service Fee	Unpaid at October 31, 2021	Annualized Rate	Contractual Rate
Government Cash Managed Shares	$ 50,644	$ 5,903.15%		.15%
DWS Tax-Exempt Portfolio:	Service Fee	Unpaid at October 31, 2021	Annualized Rate	Contractual Rate
Tax-Exempt Cash Managed Shares	$ 20,928	$ 2,272.15%		.15%
Tax-Free Investment Class	3,421	579.07%		.07%
	$ 24,349	$ 2,851
Other Service Fees. Under an agreement with the Funds, DIMA is compensated for providing regulatory filing services to the Funds. For the six months ended October 31, 2021, the amounts charged to the Funds
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by DIMA included in the Statement of Operations under “Reports to shareholders”  were as follows:
Fund	Total Aggregated	Unpaid at October 31, 2021
DWS Government & Agency Securities Portfolio	$700	$140
DWS Tax-Exempt Portfolio	$745	$140
Trustees’ Fees and Expenses. The Funds paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Transactions with Affiliates. The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the six months ended October 31, 2021, the DWS Tax-Exempt Portfolio engaged in securities purchases of $32,170,000 and securities sales of $25,330,000 with a net gain (loss) on securities sales of $0, with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.
C.	Line of Credit
The Funds and other affiliated funds (the “Participants” ) share in a $350 million revolving credit facility provided by a syndication of banks. Each Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. Each Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Funds had no outstanding loans at October 31, 2021.
D.	Fund Share Transactions
The following tables summarize share and dollar activity in the Funds:
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DWS Government & Agency Securities Portfolio
	Six Months Ended October 31, 2021		Year Ended April 30, 2021
	Shares	Dollars	Shares	Dollars
Shares sold
DWS Government & Agency Money Fund	43,860,025	$ 43,860,025	179,306,040	$ 179,306,040
DWS Government Cash Institutional Shares	56,713,725,267	56,713,725,267	96,120,254,318	96,120,254,318
Government Cash Managed Shares	155,951,784	155,951,784	576,283,319	576,283,319
Service Shares	40,471,457	40,471,457	72,364,072	72,364,072
Account maintenance fees	—	7,295	—	8,088
		$ 56,954,015,828		$ 96,948,215,837
Shares issued to shareholders in reinvestment of distributions
DWS Government & Agency Money Fund	9,421	$ 9,421	26,120	$ 26,120
DWS Government Cash Institutional Shares	16,218	16,218	136,358	136,358
Government Cash Managed Shares	2,288	2,288	4,616	4,616
Service Shares	1,173	1,173	1,948	1,948
		$ 29,100		$ 169,042
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	Six Months Ended October 31, 2021		Year Ended April 30, 2021
	Shares	Dollars	Shares	Dollars
Shares redeemed
DWS Government & Agency Money Fund	(78,214,201)	$ (78,214,201)	(203,193,785)	$ (203,193,785)
DWS Government Cash Institutional Shares	(56,474,888,152)	(56,474,888,152)	(96,288,042,740)	(96,288,042,740)
Government Cash Managed Shares	(162,037,938)	(162,037,938)	(653,112,831)	(653,112,831)
Service Shares	(35,781,484)	(35,781,484)	(77,495,773)	(77,495,773)
		$ (56,750,921,775)		$ (97,221,845,129)
Net increase (decrease)
DWS Government & Agency Money Fund	(34,344,755)	$ (34,344,755)	(23,861,625)	$ (23,861,625)
DWS Government Cash Institutional Shares	238,853,333	238,853,333	(167,652,064)	(167,652,064)
Government Cash Managed Shares	(6,083,866)	(6,083,866)	(76,824,896)	(76,824,896)
Service Shares	4,691,146	4,691,146	(5,129,753)	(5,129,753)
Account maintenance fees	—	7,295	—	8,088
		$ 203,123,153		$ (273,460,250)
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DWS Tax-Exempt Portfolio
	Six Months Ended October 31, 2021		Year Ended April 30, 2021
	Shares	Dollars	Shares	Dollars
Shares sold
DWS Tax-Exempt Cash Premier Shares	15,476,833	$ 15,476,833	77,766,770	$ 77,766,770
DWS Tax-Exempt Money Fund	11,882,067	11,882,067	24,747,256	24,747,256
DWS Tax-Free Money Fund Class S	3,273,292	3,273,292	6,026,999	6,026,999
Service Shares	10,639,384	10,639,384	58,224,291	58,224,291
Tax-Exempt Cash Managed Shares	8,098,001	8,098,001	77,980,751	77,980,751
Tax-Free Investment Class	1,537,479	1,537,479	8,847,306	8,847,306
Account maintenance fees	—	7,531	—	8,650
		$ 50,914,587		$ 253,602,023
Shares issued to shareholders in reinvestment of distributions
DWS Tax-Exempt Cash Premier Shares	746	$ 746	17,890	$ 17,890
DWS Tax-Exempt Money Fund	5,192	5,192	35,351	35,351
DWS Tax-Free Money Fund Class S	1,827	1,827	10,583	10,583
Service Shares	250	250	510	510
Tax-Exempt Cash Managed Shares	6	6	12	12
Tax-Free Investment Class	484	484	909	909
		$ 8,505		$ 65,255
Shares redeemed
DWS Tax-Exempt Cash Premier Shares	(20,954,561)	$ (20,954,561)	(85,934,445)	$ (85,934,445)
DWS Tax-Exempt Money Fund	(16,284,298)	(16,284,298)	(33,031,135)	(33,031,135)
DWS Tax-Free Money Fund Class S	(4,527,565)	(4,527,565)	(14,888,349)	(14,888,349)
Service Shares	(9,572,968)	(9,572,968)	(55,943,158)	(55,943,158)
Tax-Exempt Cash Managed Shares	(23,660,001)	(23,660,001)	(77,657,029)	(77,657,029)
Tax-Free Investment Class	(1,341,277)	(1,341,277)	(6,298,061)	(6,298,061)
		$ (76,340,670)		$ (273,752,177)
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	Six Months Ended October 31, 2021		Year Ended April 30, 2021
	Shares	Dollars	Shares	Dollars
Net increase (decrease)
DWS Tax-Exempt Cash Premier Shares	(5,476,982)	$ (5,476,982)	(8,149,785)	$ (8,149,785)
DWS Tax-Exempt Money Fund	(4,397,039)	(4,397,039)	(8,248,528)	(8,248,528)
DWS Tax-Free Money Fund Class S	(1,252,446)	(1,252,446)	(8,850,767)	(8,850,767)
Service Shares	1,066,666	1,066,666	2,281,643	2,281,643
Tax-Exempt Cash Managed Shares	(15,561,994)	(15,561,994)	323,734	323,734
Tax-Free Investment Class	196,686	196,686	2,550,154	2,550,154
Account maintenance fees	—	7,531	—	8,650
		$ (25,417,578)		$ (20,084,899)
E.	Ownership of the Fund
From time to time, a Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.
At October 31, 2021, 49% of the outstanding shares of DWS Government & Agency Securities Portfolio was held by other affiliated DWS funds shareholder accounts as a cash management vehicle for the cash collateral received in connection with the securities lending program of the DWS family of funds.
F.	Money Market Fund Investments and Yield
Rising interest rates could cause the value of the Fund’s investments — and therefore its share price as well — to decline. Conversely, any decline in interest rates is likely to cause the Fund’s yield to decline, and during periods of unusually low interest rates, the Fund’s yield may approach zero. A low interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income and, at times, could impair the Fund’s ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Money market funds try to minimize this risk by purchasing short-term securities.
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If there is an insufficient supply of U.S. government securities to meet investor demand, it could result in lower yields on such securities and increase interest rate risk for the fund.
G.	Other — COVID-19 Pandemic
A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain interruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Funds and their investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the Funds and their service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Funds and reflect the consequences as appropriate in the Funds' accounting and financial reporting.
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Information About Each Fund’s Expenses
As an investor of a Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in each Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, each Fund limited these expenses for Service Shares; had they not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2021 to October 31, 2021).
The tables illustrate your Fund’s expenses in two ways:
—	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.
—	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.
44	|	Cash Account Trust — Service Shares

Service Shares
Expenses and Value of a $1,000 Investment
for the six months ended October 31, 2021 (Unaudited)

Actual Fund Return	DWS Government & Agency Securities Portfolio	DWS Tax-Exempt Portfolio
Beginning Account Value 5/1/21	$1,000.00	$1,000.00
Ending Account Value 10/31/21	$1,000.05	$1,000.05
Expenses Paid per $1,000*	$ .20	$ .35
Hypothetical 5% Fund Return
Beginning Account Value 5/1/21	$1,000.00	$1,000.00
Ending Account Value 10/31/21	$1,025.00	$1,024.85
Expenses Paid per $1,000*	$ .20	$ .36
*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratios	DWS Government & Agency Securities Portfolio	DWS Tax-Exempt Portfolio
Service Shares	.04%	.07%
For more information, please refer to each Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.
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Other Information
Proxy Voting
The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings
Each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com as of each month-end. Please see the Fund’s current prospectus for more information.
46	|	Cash Account Trust — Service Shares

Advisory Agreement Board Considerations and Fee Evaluation
DWS Government & Agency Securities Portfolio
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Government & Agency Securities Portfolio’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2021.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—	The Board also received extensive information throughout the year regarding performance of the Fund.
—	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—	In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries
Cash Account Trust — Service Shares	|	47

throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2020, the Fund’s gross performance (Service Shares) was in the 3rd quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment
48	|	Cash Account Trust — Service Shares

advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2020). Based on Broadridge data provided as of December 31, 2020, the Board noted that the Fund’s total (net) operating expenses (excluding 12b-1 fees and/or shareholder administration fees, if applicable) were lower than the median of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: DWS Government Cash Institutional Shares (1st quartile), Government Cash Managed Shares (1st quartile), DWS Government & Agency Money Fund shares (1st quartile) and Service Shares (1st quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA from time to time in recent years to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account
Cash Account Trust — Service Shares	|	49

distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.
50	|	Cash Account Trust — Service Shares

DWS Tax-Exempt Portfolio
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Tax-Exempt Portfolio’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2021.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—	The Board also received extensive information throughout the year regarding performance of the Fund.
—	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—	In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.
Cash Account Trust — Service Shares	|	51

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2020, the Fund’s gross performance (DWS Tax-Exempt Cash Premier Shares) was in the 2nd quartile, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median
52	|	Cash Account Trust — Service Shares

(1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2020). Based on Broadridge data provided as of December 31, 2020, the Board noted that the Fund’s total (net) operating expenses (excluding 12b-1 fees and/or shareholder administration fees, if applicable) were lower than the median of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: Service Shares (1st quartile), DWS Tax-Exempt Cash Premier Shares (1st quartile), Tax-Free Investment Class shares (1st quartile), Tax-Exempt Cash Managed Shares (1st quartile), DWS Tax-Exempt Money Fund shares (1st quartile) and DWS Tax-Free Money Fund Class S shares (1st quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA from time to time in recent years to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its
Cash Account Trust — Service Shares	|	53

affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.
54	|	Cash Account Trust — Service Shares

Privacy Statement
FACTS	What Does DWS Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number
How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.
Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?
For our everyday business purposes —such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

Cash Account Trust — Service Shares	|	55

Who we are
Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards, secured files, and secured buildings.
How does DWS collect my personal information?	We collect your personal information, for example, when you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments
Why can’t I limit all sharing?	Federal law gives you the right to limit only
— sharing for affiliates’ everyday business purposes
— information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB” ) name, such as
DB AG Frankfurt.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.
California residents may go to https://fundsus.dws.com/us/en-us/legal-resources/privacy-policy.html to obtain additional information relating to their rights under California state law.
Rev. 12/2021
56	|	Cash Account Trust — Service Shares

Notes

Notes

Notes

222 South Riverside Plaza
Chicago, IL 60606-5808
CATS-3
(R-033430-9 12/21)

October 31, 2021
Semiannual Report
to Shareholders
DWS Government & Agency Securities Portfolio
DWS Government & Agency Money Fund

Contents

3	Portfolio Summary
4	Investment Portfolio
8	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Financial Highlights
13	Notes to Financial Statements
23	Information About Your Fund’s Expenses
25	Other Information
26	Advisory Agreement Board Considerations and Fee Evaluation
30	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit dws.com. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The share price of money market funds can fall below the $1.00 share price. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the Fund may have a significant adverse effect on the share prices of all classes of shares of the Fund. Please read the prospectus for specific details regarding the Fund’s risk profile.
War, terrorism, economic uncertainty, trade disputes, public health crises (including the ongoing pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
NOT A DEPOSIT    NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
2	|	DWS Government & Agency Money Fund

Portfolio Summary	(Unaudited)
DWS Government & Agency Securities Portfolio
Asset Allocation (As a % of Investment Portfolio)	10/31/21	4/30/21
Government & Agency Obligations	95%	79%
Repurchase Agreements	5%	21%
	100%	100%
Weighted Average Maturity	10/31/21	4/30/21
Cash Account Trust — DWS Government & Agency Securities Portfolio	44 days	39 days
iMoneyNet Money Fund Average™ — Gov’t & Agency Retail*	33 days	35 days
*	The Fund is compared to its respective iMoneyNet Money Fund Average category: Gov’t & Agency Retail — Category includes the most broadly based of the government retail funds. These funds may invest in U.S. Treasury securities, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.
Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 4. A quarterly Fact Sheet is available on dws.com or upon request.
DWS Government & Agency Money Fund	|	3

Investment Portfolio	as of October 31, 2021 (Unaudited)
	Principal Amount ($)	Value ($)
Government & Agency Obligations 93.4%
U.S. Government Sponsored Agencies 16.6%
Federal Farm Credit Bank, SOFR + 0.07%, 0.12% (a), 8/11/2022	20,000,000	20,000,786
Federal Home Loan Banks:
SOFR + 0.005%, 0.055% (a), 3/11/2022	40,000,000	40,000,000
SOFR + 0.005%, 0.055% (a), 3/14/2022	45,000,000	45,000,000
SOFR + 0.01%, 0.06% (a), 1/13/2022	15,000,000	15,000,000
SOFR + 0.01%, 0.06% (a), 8/1/2022	50,000,000	50,000,000
SOFR + 0.01%, 0.06% (a), 8/15/2022	16,750,000	16,750,000
SOFR + 0.01%, 0.06% (a), 9/8/2022	50,000,000	50,000,000
SOFR + 0.01%, 0.06% (a), 9/30/2022	24,000,000	24,000,000
SOFR + 0.01%, 0.06% (a), 10/7/2022	50,000,000	50,000,000
SOFR + 0.01%, 0.06% (a), 11/4/2022	20,000,000	20,000,000
SOFR + 0.12%, 0.17% (a), 2/28/2022	21,000,000	21,000,000
Federal Home Loan Mortgage Corp.:
SOFR + 0.07%, 0.12% (a), 2/25/2022	47,000,000	47,000,000
SOFR + 0.095%, 0.145% (a), 8/19/2022	23,000,000	23,000,000
SOFR + 0.15%, 0.195% (a), 12/9/2021	10,000,000	10,000,000
SOFR + 0.15%, 0.2% (a), 3/4/2022	21,000,000	20,993,198
SOFR + 0.19%, 0.24% (a), 6/2/2022	10,000,000	10,000,000
Federal National Mortgage Association, SOFR + 0.30%, 0.35% (a), 1/7/2022	18,500,000	18,500,000
		481,243,984
U.S. Treasury Obligations 76.8%
Federal Home Loan Bank Discount Notes:
0.044% (b), 1/5/2022	115,000,000	114,991,071
0.046% (b), 1/14/2022	150,000,000	149,986,125
U.S. Treasury Bills:
0.01% (b), 11/2/2021	100,000,000	99,999,972
0.022% (b), 11/2/2021	58,900,000	58,899,965
0.031% (b), 11/4/2021	125,000,000	124,999,682
0.036% (b), 11/4/2021	124,800,000	124,799,636
0.036% (b), 11/4/2021	10,000,000	9,999,970
0.041% (b), 1/6/2022	125,000,000	124,990,833
0.046% (b), 12/2/2021	100,000,000	99,996,125
0.051% (b), 11/4/2021	80,000,000	79,999,667
0.051% (b), 11/12/2021	249,900,000	249,896,182
0.051% (b), 1/13/2022	350,000,000	349,964,514
The accompanying notes are an integral part of the financial statements.
4	|	DWS Government & Agency Money Fund

	Principal Amount ($)	Value ($)
0.051% (b), 2/17/2022	77,640,000	77,628,354
0.051% (b), 3/17/2022	15,000,000	14,997,167
0.051% (b), 3/31/2022	100,000,000	99,979,167
0.056% (b), 1/20/2022	100,000,000	99,987,778
0.056% (b), 3/3/2022	100,000,000	99,981,361
0.081% (b), 8/11/2022	50,000,000	49,968,555
U.S. Treasury Floating Rate Notes:
3-month U.S. Treasury Bill Money Market Yield + 0.055%, 0.11% (a), 7/31/2022	70,000,000	70,018,233
3-month U.S. Treasury Bill Money Market Yield + 0.114%, 0.169% (a), 4/30/2022	125,000,000	125,045,603
		2,226,129,960
Total Government & Agency Obligations (Cost $2,707,373,944)		2,707,373,944
Repurchase Agreements 5.2%
Barclays Bank PLC, 0.05%, dated 10/31/2021, to be repurchased at $23,400,098 on 11/1/2021 (c)	23,400,000	23,400,000
BNP Paribas, 0.05%, dated 10/31/2021, to be repurchased at $108,000,450 on 11/1/2021 (d)	108,000,000	108,000,000
Citigroup Global Markets, Inc., 0.05%, dated 10/31/2021, to be repurchased at $16,000,067 on 11/1/2021 (e)	16,000,000	16,000,000
Fixed Income Clearing Corp., 0.01%, dated 10/31/2021, to be repurchased at $5,000,004 on 11/1/2021 (f)	5,000,000	5,000,000
Total Repurchase Agreements (Cost $152,400,000)		152,400,000
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $2,859,773,944)	98.6	2,859,773,944
Other Assets and Liabilities, Net	1.4	39,766,455
Net Assets	100.0	2,899,540,399
(a)	Floating rate security. These securities are shown at their current rate as of October 31, 2021.
(b)	Annualized yield at time of purchase; not a coupon rate.
(c)	Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
23,535,400	U.S. Treasury Notes	2.875	11/15/2021	23,868,070
The accompanying notes are an integral part of the financial statements.
DWS Government & Agency Money Fund	|	5

(d)	Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
13,575,000	U.S. Cash Management Bills	Zero Coupon	2/22/2022	13,572,462
7,925,700	U.S. Treasury Notes	0.75	1/31/2028	7,643,610
11,066,900	U.S. Treasury Bonds	1.375–1.875	2/15/2041–8/15/2050	10,238,435
78,717,500	U.S. Treasury Bills	Zero Coupon	1/20/2022	78,705,535
Total Collateral Value				110,160,042
(e)	Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
14,294,800	U.S. Treasury Notes	1.625–1.75	8/15/2029–11/15/2029	14,715,847
1,113,900	U.S. Treasury Inflation-Indexed Bonds	0.125–3.875	4/15/2029–1/15/2030	1,317,194
211,400	U.S. Treasury Bonds	6.125	8/15/2029	286,990
Total Collateral Value				16,320,031
(f)	Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
3,909,300	U.S. Treasury Notes	2.5	1/15/2022	3,957,572
1,142,600	U.S. Cash Management Bills	Zero coupon	1/18/2022	1,142,433
Total Collateral Value				5,100,005
SOFR:	Secured Overnight Financing Rate
The accompanying notes are an integral part of the financial statements.
6	|	DWS Government & Agency Money Fund

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
The following is a summary of the inputs used as of October 31, 2021 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (a)	$—	$2,707,373,944	$—	$2,707,373,944
Repurchase Agreements	—	152,400,000	—	152,400,000
Total	$ —	$2,859,773,944	$ —	$2,859,773,944
(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.
DWS Government & Agency Money Fund	|	7

Statement of Assets and Liabilities
as of October 31, 2021 (Unaudited)

Assets	DWSGovernment & Agency Securities Portfolio
Investments in securities, valued at amortized cost	$ 2,859,773,944
Cash	21,542
Receivable for investments sold	40,000,000
Receivable for Fund shares sold	22,421
Interest receivable	173,930
Other assets	47,412
Total assets	2,900,039,249
Liabilities
Payable for Fund shares redeemed	158,470
Distributions payable	19,900
Accrued Trustees' fees	34,205
Other accrued expenses and payables	286,275
Total liabilities	498,850
Net assets, at value	$ 2,899,540,399
Net Assets Consist of
Distributable earnings (loss)	133,250
Paid-in capital	2,899,407,149
Net assets, at value	$ 2,899,540,399
The accompanying notes are an integral part of the financial statements.
8	|	DWS Government & Agency Money Fund

Statement of Assets and Liabilities as of October 31, 2021 (Unaudited) (continued)

Net Asset Value	DWSGovernment & Agency Securities Portfolio
DWS Government & Agency Money Fund
Net Asset Value, offering and redemption price per share ($183,651,095 ÷ 183,653,436 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
DWS Government Cash Institutional Shares
Net Asset Value, offering and redemption price per share ($2,634,407,347 ÷ 2,634,440,900 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
Government Cash Managed Shares
Net Asset Value, offering and redemption price per share ($54,362,049 ÷ 54,362,741 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
Service Shares
Net Asset Value, offering and redemption price per share ($27,119,908 ÷ 27,120,254 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
The accompanying notes are an integral part of the financial statements.
DWS Government & Agency Money Fund	|	9

Statement of Operations
for the six months ended October 31, 2021 (Unaudited)

Investment Income	DWSGovernment & Agency Securities Portfolio
Income:
Interest	$ 708,214
Expenses:
Management fee	1,147,198
Administration fee	1,361,614
Services to shareholders	240,462
Distribution and service fees	122,002
Custodian fee	14,674
Professional fees	42,761
Reports to shareholders	28,133
Registration fees	40,727
Trustees' fees and expenses	46,736
Other	82,966
Total expenses before expense reductions	3,127,273
Expense reductions	(2,559,444)
Total expenses after expense reductions	567,829
Net investment income	140,385
Net realized gain (loss) from investments	266
Net increase (decrease) in net assets resulting from operations	$ 140,651
The accompanying notes are an integral part of the financial statements.
10	|	DWS Government & Agency Money Fund

Statements of Changes in Net Assets
DWS Government & Agency Securities Portfolio
	Six Months Ended October 31, 2021	Year Ended April 30,
Increase (Decrease) in Net Assets	(Unaudited)	2021
Operations:
Net investment income	$ 140,385	$ 851,778
Net realized gain (loss)	266	22,094
Net increase (decrease) in net assets resulting from operations	140,651	873,872
Distributions to shareholders:
DWS Government & Agency Money Fund	(9,604)	(26,120)
DWS Government Cash Institutional Shares	(126,217)	(812,673)
Government Cash Managed Shares	(3,376)	(11,037)
Service Shares	(1,189)	(1,948)
Total distributions	(140,386)	(851,778)
Fund share transactions:
Proceeds from shares sold	56,954,015,828	96,948,215,837
Reinvestment of distributions	29,100	169,042
Payments for shares redeemed	(56,750,921,775)	(97,221,845,129)
Net increase (decrease) in net assets from Fund share transactions	203,123,153	(273,460,250)
Increase (decrease) in net assets	203,123,418	(273,438,156)
Net assets at beginning of period	2,696,416,981	2,969,855,137
Net assets at end of period	$ 2,899,540,399	$ 2,696,416,981

The accompanying notes are an integral part of the financial statements.
DWS Government & Agency Money Fund	|	11

Financial Highlights
DWS Government & Agency Securities Portfolio — DWS Government & Agency Money Fund
	Six Months Ended 10/31/21	Years Ended April 30,
	(Unaudited)	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.000 *	.000 *	.016	.020	.010	.003
Net realized gain (loss)	.000 *	.000 *	(.000) *	(.000) *	.000 *	.000 *
Total from investment operations	.000 *	.000 *	.016	.020	.010	.003
Less distributions from:
Net investment income	(.000) *	(.000) *	(.016)	(.020)	(.010)	(.003)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	.01 **	.01	1.62	1.99	1.03	.31
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	184	218	242	214	132	145
Ratio of expenses before expense reductions (%)	.27 ***	.25	.26	.28	.30	.30
Ratio of expenses after expense reductions (%)	.04 ***	.11	.20	.21	.19	.19
Ratio of net investment income (%)	.01 ***	.01	1.59	2.01	1.01	.33
[a]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.0005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.
12	|	DWS Government & Agency Money Fund

Notes to Financial Statements	(Unaudited)
A. Organization and Significant Accounting Policies
Cash Account Trust (the “Trust” ) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Trust offers two funds: DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio. These financial statements report on DWS Government & Agency Securities Portfolio (the “Fund”  ).
DWS Government & Agency Securities Portfolio offers four classes of shares: DWS Government & Agency Money Fund, DWS Government Cash Institutional Shares, Government Cash Managed Shares and Service Shares.
The financial highlights for all classes of shares, other than DWS Government & Agency Money Fund, are provided separately and are available upon request.
The Fund’s investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
DWS Government & Agency Money Fund	|	13

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/ amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Repurchase Agreements. The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated sub-custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund’s claims on the collateral may be subject to legal proceedings.
As of October 31, 2021, the Fund held repurchase agreements with a gross value of $152,400,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Fund’s Investment Portfolio.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
At April 30, 2021, DWS Government & Agency Securities Portfolio had net tax basis capital loss carryforwards of approximately $72,000 of short-term losses, which may be applied against realized net taxable capital gains indefinitely.
At October 31, 2021, DWS Government & Agency Securities Portfolio had an aggregate cost of investments for federal income tax purposes of $2,859,773,944.
14	|	DWS Government & Agency Money Fund

The Fund has reviewed the tax positions for the open tax years as of April 30, 2021 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no book-to-tax differences for the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.
B.	Related Parties
Management Agreement. Under an Amended and Restated Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
The monthly management fee for the Fund is computed based on the combined average daily net assets of the two funds of the Trust and
DWS Government & Agency Money Fund	|	15

allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds’ combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%
Accordingly, for the six months ended October 31, 2021, the fee pursuant to the Investment Management Agreement on DWS Government & Agency Securities Portfolio was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.082% of the Fund’s average daily net assets.
The Advisor has agreed to contractually reduce its management fee for the Fund such that the annual effective rate is limited to 0.05% of the Fund’s average daily net assets.
For the period from May 1, 2021 through September 30, 2022, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the DWS Government & Agency Money Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.45%.
In addition, the Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on DWS Government & Agency Money Fund.
The Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes’ semiannual reports that are provided separately and are available upon request.
For the six months ended October 31, 2021, fees waived and/or expenses reimbursed for each class are as follows:
DWS Government & Agency Money Fund	$ 217,181
DWS Government Cash Institutional Shares	2,108,516
Government Cash Managed Shares	113,578
Service Shares	120,169
$ 2,559,444
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services
16	|	DWS Government & Agency Money Fund

provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended October 31, 2021, the Administration Fee was as follows:
Fund	Administration Fee	Unpaid at October 31, 2021
DWS Government & Agency Securities Portfolio	$1,361,614	$251,671
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended October 31, 2021, the amounts charged to the Fund by DSC were as follows:
DWS Government & Agency Securities Portfolio:	Total Aggregated	Unpaid at October 31, 2021
DWS Government & Agency Money Fund	$ 31,958	$ 11,960
DWS Government Cash Institutional Shares	120,830	51,461
Government Cash Managed Shares	9,316	9,180
Service Shares	30,007	8,233
	$ 192,111	$ 80,834
In addition, for the six months ended October 31, 2021, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
DWS Government & Agency Money Fund	$ 33,427
Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ), calculated as a percentage of average daily net assets for the shares listed in the following table.
DWS Government & Agency Money Fund	|	17

For the six months ended October 31, 2021, the Distribution Fee was as follows:
DWS Government & Agency Securities Portfolio:	Distribution Fee	Unpaid at October 31, 2021	Annualized Rate	Contractual Rate
Service Shares	$ 71,358	$ 13,706.60%		.60%
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.
For the six months ended October 31, 2021, the Service Fee was as follows:
DWS Government & Agency Securities Portfolio:	Service Fee	Unpaid at October 31, 2021	Annualized Rate	Contractual Rate
Government Cash Managed Shares	$ 50,644	$ 5,903.15%		.15%
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended October 31, 2021, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  was as follows:
Fund	Total Aggregated	Unpaid at October 31, 2021
DWS Government & Agency Securities Portfolio	$700	$140
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
C.	Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $350 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at October 31, 2021.
18	|	DWS Government & Agency Money Fund

D.	Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
DWS Government & Agency Securities Portfolio
	Six Months Ended October 31, 2021		Year Ended April 30, 2021
	Shares	Dollars	Shares	Dollars
Shares sold
DWS Government & Agency Money Fund	43,860,025	$ 43,860,025	179,306,040	$ 179,306,040
DWS Government Cash Institutional Shares	56,713,725,267	56,713,725,267	96,120,254,318	96,120,254,318
Government Cash Managed Shares	155,951,784	155,951,784	576,283,319	576,283,319
Service Shares	40,471,457	40,471,457	72,364,072	72,364,072
Account maintenance fees	—	7,295	—	8,088
		$ 56,954,015,828		$ 96,948,215,837
Shares issued to shareholders in reinvestment of distributions
DWS Government & Agency Money Fund	9,421	$ 9,421	26,120	$ 26,120
DWS Government Cash Institutional Shares	16,218	16,218	136,358	136,358
Government Cash Managed Shares	2,288	2,288	4,616	4,616
Service Shares	1,173	1,173	1,948	1,948
		$ 29,100		$ 169,042
DWS Government & Agency Money Fund	|	19

	Six Months Ended October 31, 2021		Year Ended April 30, 2021
	Shares	Dollars	Shares	Dollars
Shares redeemed
DWS Government & Agency Money Fund	(78,214,201)	$ (78,214,201)	(203,193,785)	$ (203,193,785)
DWS Government Cash Institutional Shares	(56,474,888,152)	(56,474,888,152)	(96,288,042,740)	(96,288,042,740)
Government Cash Managed Shares	(162,037,938)	(162,037,938)	(653,112,831)	(653,112,831)
Service Shares	(35,781,484)	(35,781,484)	(77,495,773)	(77,495,773)
		$ (56,750,921,775)		$ (97,221,845,129)
Net increase (decrease)
DWS Government & Agency Money Fund	(34,344,755)	$ (34,344,755)	(23,861,625)	$ (23,861,625)
DWS Government Cash Institutional Shares	238,853,333	238,853,333	(167,652,064)	(167,652,064)
Government Cash Managed Shares	(6,083,866)	(6,083,866)	(76,824,896)	(76,824,896)
Service Shares	4,691,146	4,691,146	(5,129,753)	(5,129,753)
Account maintenance fees	—	7,295	—	8,088
		$ 203,123,153		$ (273,460,250)
E.	Ownership of the Fund
From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares
20	|	DWS Government & Agency Money Fund

outstanding. Investment activities of these shareholders could have a material impact on the Fund.
At October 31, 2021, 49% of the outstanding shares of the Fund was held by other affiliated DWS funds shareholder accounts as a cash management vehicle for the cash collateral received in connection with the securities lending program of the DWS family of funds.
F.	Money Market Fund Investments and Yield
Rising interest rates could cause the value of the Fund’s investments — and therefore its share price as well — to decline. Conversely, any decline in interest rates is likely to cause the Fund’s yield to decline, and during periods of unusually low interest rates, the Fund’s yield may approach zero. A low interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income and, at times, could impair the Fund’s ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Money market funds try to minimize this risk by purchasing short-term securities.
If there is an insufficient supply of U.S. government securities to meet investor demand, it could result in lower yields on such securities and increase interest rate risk for the fund.
G.	Other — COVID-19 Pandemic
A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain interruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the
DWS Government & Agency Money Fund	|	21

impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting.
22	|	DWS Government & Agency Money Fund

Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses for the DWS Government & Agency Money Fund; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2021 to October 31, 2021).
The tables illustrate your Fund’s expenses in two ways:
—	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.
—	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.
DWS Government & Agency Money Fund	|	23

Expenses and Value of a $1,000 Investment
for the six months ended October 31, 2021 (Unaudited)

Actual Fund Return	DWS Government & Agency Money Fund
Beginning Account Value 5/1/21	$1,000.00
Ending Account Value 10/31/21	$1,000.05
Expenses Paid per $1,000*	$ .20
Hypothetical 5% Fund Return
Beginning Account Value 5/1/21	$1,000.00
Ending Account Value 10/31/21	$1,025.00
Expenses Paid per $1,000*	$ .20
*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratio	DWS Government & Agency Money Fund
DWS Government & Agency Securities Portfolio	.04%
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.
24	|	DWS Government & Agency Money Fund

Other Information
Proxy Voting
The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings
Each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com as of each month-end. Please see the Fund’s current prospectus for more information.
DWS Government & Agency Money Fund	|	25

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Government & Agency Securities Portfolio’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2021.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—	The Board also received extensive information throughout the year regarding performance of the Fund.
—	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—	In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s
26	|	DWS Government & Agency Money Fund

shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2020, the Fund’s gross performance (Service Shares) was in the 3rd quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates
DWS Government & Agency Money Fund	|	27

paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2020). Based on Broadridge data provided as of December 31, 2020, the Board noted that the Fund’s total (net) operating expenses (excluding 12b-1 fees and/or shareholder administration fees, if applicable) were lower than the median of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: DWS Government Cash Institutional Shares (1st quartile), Government Cash Managed Shares (1st quartile), DWS Government & Agency Money Fund shares (1st quartile) and Service Shares (1st quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA from time to time in recent years to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its
28	|	DWS Government & Agency Money Fund

affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.
DWS Government & Agency Money Fund	|	29

Privacy Statement
FACTS	What Does DWS Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number
How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.
Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?
For our everyday business purposes —such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

30	|	DWS Government & Agency Money Fund

Who we are
Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards, secured files, and secured buildings.
How does DWS collect my personal information?	We collect your personal information, for example, when you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments
Why can’t I limit all sharing?	Federal law gives you the right to limit only
— sharing for affiliates’ everyday business purposes
— information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB” ) name, such as
DB AG Frankfurt.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.
California residents may go to https://fundsus.dws.com/us/en-us/legal-resources/privacy-policy.html to obtain additional information relating to their rights under California state law.
Rev. 12/2021
DWS Government & Agency Money Fund	|	31

222 South Riverside Plaza
Chicago, IL 60606-5808
DGAMF-3
(R-033436-9 12/21)

October 31, 2021
Semiannual Report
to Shareholders
DWS Government & Agency Securities Portfolio
DWS Government Cash Institutional Shares
Fund #250
Government Cash Managed Shares
Fund #254

Contents

3	Portfolio Summary
4	Investment Portfolio
8	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Financial Highlights
14	Notes to Financial Statements
24	Information About Your Fund’s Expenses
26	Other Information
27	Advisory Agreement Board Considerations and Fee Evaluation
31	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit dws.com. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The share price of money market funds can fall below the $1.00 share price. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the Fund may have a significant adverse effect on the share prices of all classes of shares of the Fund. Please read the prospectus for specific details regarding the Fund’s risk profile.
War, terrorism, economic uncertainty, trade disputes, public health crises (including the ongoing pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
NOT A DEPOSIT    NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
2	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

Portfolio Summary	(Unaudited)
DWS Government & Agency Securities Portfolio
Asset Allocation (As a % of Investment Portfolio)	10/31/21	4/30/21
Government & Agency Obligations	95%	79%
Repurchase Agreements	5%	21%
	100%	100%
Weighted Average Maturity	10/31/21	4/30/21
Cash Account Trust — DWS Government & Agency Securities Portfolio	44 days	39 days
iMoneyNet Money Fund Average™ — Gov’t & Agency Institutional*	33 days	38 days
*	The Fund is compared to its respective iMoneyNet Money Fund Average category: Gov’t & Agency Institutional — Category includes the most broadly based of the government institutional funds. These funds may invest in U.S. Treasury securities, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.
Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 4. A quarterly Fact Sheet is available on dws.com or upon request.
DWS Government Cash Institutional Shares Government Cash Managed Shares	|	3

Investment Portfolio	as of October 31, 2021 (Unaudited)
	Principal Amount ($)	Value ($)
Government & Agency Obligations 93.4%
U.S. Government Sponsored Agencies 16.6%
Federal Farm Credit Bank, SOFR + 0.07%, 0.12% (a), 8/11/2022	20,000,000	20,000,786
Federal Home Loan Banks:
SOFR + 0.005%, 0.055% (a), 3/11/2022	40,000,000	40,000,000
SOFR + 0.005%, 0.055% (a), 3/14/2022	45,000,000	45,000,000
SOFR + 0.01%, 0.06% (a), 1/13/2022	15,000,000	15,000,000
SOFR + 0.01%, 0.06% (a), 8/1/2022	50,000,000	50,000,000
SOFR + 0.01%, 0.06% (a), 8/15/2022	16,750,000	16,750,000
SOFR + 0.01%, 0.06% (a), 9/8/2022	50,000,000	50,000,000
SOFR + 0.01%, 0.06% (a), 9/30/2022	24,000,000	24,000,000
SOFR + 0.01%, 0.06% (a), 10/7/2022	50,000,000	50,000,000
SOFR + 0.01%, 0.06% (a), 11/4/2022	20,000,000	20,000,000
SOFR + 0.12%, 0.17% (a), 2/28/2022	21,000,000	21,000,000
Federal Home Loan Mortgage Corp.:
SOFR + 0.07%, 0.12% (a), 2/25/2022	47,000,000	47,000,000
SOFR + 0.095%, 0.145% (a), 8/19/2022	23,000,000	23,000,000
SOFR + 0.15%, 0.195% (a), 12/9/2021	10,000,000	10,000,000
SOFR + 0.15%, 0.2% (a), 3/4/2022	21,000,000	20,993,198
SOFR + 0.19%, 0.24% (a), 6/2/2022	10,000,000	10,000,000
Federal National Mortgage Association, SOFR + 0.30%, 0.35% (a), 1/7/2022	18,500,000	18,500,000
		481,243,984
U.S. Treasury Obligations 76.8%
Federal Home Loan Bank Discount Notes:
0.044% (b), 1/5/2022	115,000,000	114,991,071
0.046% (b), 1/14/2022	150,000,000	149,986,125
U.S. Treasury Bills:
0.01% (b), 11/2/2021	100,000,000	99,999,972
0.022% (b), 11/2/2021	58,900,000	58,899,965
0.031% (b), 11/4/2021	125,000,000	124,999,682
0.036% (b), 11/4/2021	124,800,000	124,799,636
0.036% (b), 11/4/2021	10,000,000	9,999,970
0.041% (b), 1/6/2022	125,000,000	124,990,833
0.046% (b), 12/2/2021	100,000,000	99,996,125
0.051% (b), 11/4/2021	80,000,000	79,999,667
0.051% (b), 11/12/2021	249,900,000	249,896,182
0.051% (b), 1/13/2022	350,000,000	349,964,514
The accompanying notes are an integral part of the financial statements.
4	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

	Principal Amount ($)	Value ($)
0.051% (b), 2/17/2022	77,640,000	77,628,354
0.051% (b), 3/17/2022	15,000,000	14,997,167
0.051% (b), 3/31/2022	100,000,000	99,979,167
0.056% (b), 1/20/2022	100,000,000	99,987,778
0.056% (b), 3/3/2022	100,000,000	99,981,361
0.081% (b), 8/11/2022	50,000,000	49,968,555
U.S. Treasury Floating Rate Notes:
3-month U.S. Treasury Bill Money Market Yield + 0.055%, 0.11% (a), 7/31/2022	70,000,000	70,018,233
3-month U.S. Treasury Bill Money Market Yield + 0.114%, 0.169% (a), 4/30/2022	125,000,000	125,045,603
		2,226,129,960
Total Government & Agency Obligations (Cost $2,707,373,944)		2,707,373,944
Repurchase Agreements 5.2%
Barclays Bank PLC, 0.05%, dated 10/31/2021, to be repurchased at $23,400,098 on 11/1/2021 (c)	23,400,000	23,400,000
BNP Paribas, 0.05%, dated 10/31/2021, to be repurchased at $108,000,450 on 11/1/2021 (d)	108,000,000	108,000,000
Citigroup Global Markets, Inc., 0.05%, dated 10/31/2021, to be repurchased at $16,000,067 on 11/1/2021 (e)	16,000,000	16,000,000
Fixed Income Clearing Corp., 0.01%, dated 10/31/2021, to be repurchased at $5,000,004 on 11/1/2021 (f)	5,000,000	5,000,000
Total Repurchase Agreements (Cost $152,400,000)		152,400,000
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $2,859,773,944)	98.6	2,859,773,944
Other Assets and Liabilities, Net	1.4	39,766,455
Net Assets	100.0	2,899,540,399
(a)	Floating rate security. These securities are shown at their current rate as of October 31, 2021.
(b)	Annualized yield at time of purchase; not a coupon rate.
(c)	Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
23,535,400	U.S. Treasury Notes	2.875	11/15/2021	23,868,070
The accompanying notes are an integral part of the financial statements.
DWS Government Cash Institutional Shares Government Cash Managed Shares	|	5

(d)	Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
13,575,000	U.S. Cash Management Bills	Zero Coupon	2/22/2022	13,572,462
7,925,700	U.S. Treasury Notes	0.75	1/31/2028	7,643,610
11,066,900	U.S. Treasury Bonds	1.375–1.875	2/15/2041–8/15/2050	10,238,435
78,717,500	U.S. Treasury Bills	Zero Coupon	1/20/2022	78,705,535
Total Collateral Value				110,160,042
(e)	Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
14,294,800	U.S. Treasury Notes	1.625–1.75	8/15/2029–11/15/2029	14,715,847
1,113,900	U.S. Treasury Inflation-Indexed Bonds	0.125–3.875	4/15/2029–1/15/2030	1,317,194
211,400	U.S. Treasury Bonds	6.125	8/15/2029	286,990
Total Collateral Value				16,320,031
(f)	Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
3,909,300	U.S. Treasury Notes	2.5	1/15/2022	3,957,572
1,142,600	U.S. Cash Management Bills	Zero coupon	1/18/2022	1,142,433
Total Collateral Value				5,100,005
SOFR:	Secured Overnight Financing Rate
The accompanying notes are an integral part of the financial statements.
6	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
The following is a summary of the inputs used as of October 31, 2021 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (a)	$—	$2,707,373,944	$—	$2,707,373,944
Repurchase Agreements	—	152,400,000	—	152,400,000
Total	$ —	$2,859,773,944	$ —	$2,859,773,944
(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.
DWS Government Cash Institutional Shares Government Cash Managed Shares	|	7

Statement of Assets and Liabilities
as of October 31, 2021 (Unaudited)

Assets	DWSGovernment & Agency Securities Portfolio
Investments in securities, valued at amortized cost	$ 2,859,773,944
Cash	21,542
Receivable for investments sold	40,000,000
Receivable for Fund shares sold	22,421
Interest receivable	173,930
Other assets	47,412
Total assets	2,900,039,249
Liabilities
Payable for Fund shares redeemed	158,470
Distributions payable	19,900
Accrued Trustees' fees	34,205
Other accrued expenses and payables	286,275
Total liabilities	498,850
Net assets, at value	$ 2,899,540,399
Net Assets Consist of
Distributable earnings (loss)	133,250
Paid-in capital	2,899,407,149
Net assets, at value	$ 2,899,540,399
The accompanying notes are an integral part of the financial statements.
8	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

Statement of Assets and Liabilities as of October 31, 2021 (Unaudited) (continued)

Net Asset Value	DWSGovernment & Agency Securities Portfolio
DWS Government & Agency Money Fund
Net Asset Value, offering and redemption price per share ($183,651,095 ÷ 183,653,436 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
DWS Government Cash Institutional Shares
Net Asset Value, offering and redemption price per share ($2,634,407,347 ÷ 2,634,440,900 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
Government Cash Managed Shares
Net Asset Value, offering and redemption price per share ($54,362,049 ÷ 54,362,741 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
Service Shares
Net Asset Value, offering and redemption price per share ($27,119,908 ÷ 27,120,254 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
The accompanying notes are an integral part of the financial statements.
DWS Government Cash Institutional Shares Government Cash Managed Shares	|	9

Statement of Operations
for the six months ended October 31, 2021 (Unaudited)

Investment Income	DWSGovernment & Agency Securities Portfolio
Income:
Interest	$ 708,214
Expenses:
Management fee	1,147,198
Administration fee	1,361,614
Services to shareholders	240,462
Distribution and service fees	122,002
Custodian fee	14,674
Professional fees	42,761
Reports to shareholders	28,133
Registration fees	40,727
Trustees' fees and expenses	46,736
Other	82,966
Total expenses before expense reductions	3,127,273
Expense reductions	(2,559,444)
Total expenses after expense reductions	567,829
Net investment income	140,385
Net realized gain (loss) from investments	266
Net increase (decrease) in net assets resulting from operations	$ 140,651
The accompanying notes are an integral part of the financial statements.
10	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

Statements of Changes in Net Assets
DWS Government & Agency Securities Portfolio
	Six Months Ended October 31, 2021	Year Ended April 30,
Increase (Decrease) in Net Assets	(Unaudited)	2021
Operations:
Net investment income	$ 140,385	$ 851,778
Net realized gain (loss)	266	22,094
Net increase (decrease) in net assets resulting from operations	140,651	873,872
Distributions to shareholders:
DWS Government & Agency Money Fund	(9,604)	(26,120)
DWS Government Cash Institutional Shares	(126,217)	(812,673)
Government Cash Managed Shares	(3,376)	(11,037)
Service Shares	(1,189)	(1,948)
Total distributions	(140,386)	(851,778)
Fund share transactions:
Proceeds from shares sold	56,954,015,828	96,948,215,837
Reinvestment of distributions	29,100	169,042
Payments for shares redeemed	(56,750,921,775)	(97,221,845,129)
Net increase (decrease) in net assets from Fund share transactions	203,123,153	(273,460,250)
Increase (decrease) in net assets	203,123,418	(273,438,156)
Net assets at beginning of period	2,696,416,981	2,969,855,137
Net assets at end of period	$ 2,899,540,399	$ 2,696,416,981

The accompanying notes are an integral part of the financial statements.
DWS Government Cash Institutional Shares Government Cash Managed Shares	|	11

Financial Highlights
DWS Government & Agency Securities Portfolio — DWS Government Cash Institutional Shares
	Six Months Ended 10/31/21	Years Ended April 30,
	(Unaudited)	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.000 *	.000 *	.017	.020	.011	.004
Net realized gain (loss)	.000 *	.000 *	(.000) *	(.000) *	.000 *	.000 *
Total from investment operations	.000 *	.000 *	.017	.020	.011	.004
Less distributions from:
Net investment income	(.000) *	(.000) *	(.017)	(.020)	(.011)	(.004)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	.01 **	.03	1.68	2.06	1.07	.39
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2,634	2,396	2,563	2,334	4,350	4,236
Ratio of expenses before expense reductions (%)	.21 ***	.21	.22	.21	.20	.20
Ratio of expenses after expense reductions (%)	.04 ***	.09	.14	.14	.14	.11
Ratio of net investment income (%)	.01 ***	.03	1.67	1.98	1.07	.39
[a]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.0005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.
12	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

DWS Government & Agency Securities Portfolio — Government Cash Managed Shares
	Six Months Ended 10/31/21	Years Ended April 30,
	(Unaudited)	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.000 *	.000 *	.015	.018	.009	.002
Net realized gain (loss)	.000 *	.000 *	(.000) *	(.000) *	.000 *	.000 *
Total from investment operations	.000 *	.000 *	.015	.018	.009	.002
Less distributions from:
Net investment income	(.000) *	(.000) *	(.015)	(.018)	(.009)	(.002)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	.01 **	.01	1.48	1.86	.88	.16
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	54	60	137	174	188	199
Ratio of expenses before expense reductions (%)	.38 ***	.42	.42	.42	.40	.42
Ratio of expenses after expense reductions (%)	.04 ***	.13	.33	.34	.33	.34
Ratio of net investment income (%)	.01 ***	.01	1.53	1.83	.86	.15
[a]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.0005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.
DWS Government Cash Institutional Shares Government Cash Managed Shares	|	13

Notes to Financial Statements	(Unaudited)
A. Organization and Significant Accounting Policies
Cash Account Trust (the “Trust” ) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Trust offers two funds: DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio. These financial statements report on DWS Government & Agency Securities Portfolio (the “Fund”  ).
DWS Government & Agency Securities Portfolio offers four classes of shares: DWS Government & Agency Money Fund, DWS Government Cash Institutional Shares, Government Cash Managed Shares and Service Shares.
The financial highlights for all classes of shares, other than DWS Government Cash Institutional Shares and Government Cash Managed Shares, are provided separately and are available upon request.
The Fund’s investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
14	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/ amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Repurchase Agreements. The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated sub-custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund’s claims on the collateral may be subject to legal proceedings.
As of October 31, 2021, the Fund held repurchase agreements with a gross value of $152,400,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Fund’s Investment Portfolio.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
At April 30, 2021, DWS Government & Agency Securities Portfolio had net tax basis capital loss carryforwards of approximately $72,000 of short-term losses, which may be applied against realized net taxable capital gains indefinitely.
At October 31, 2021, DWS Government & Agency Securities Portfolio had an aggregate cost of investments for federal income tax purposes of $2,859,773,944.
DWS Government Cash Institutional Shares Government Cash Managed Shares	|	15

The Fund has reviewed the tax positions for the open tax years as of April 30, 2021 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no book-to-tax differences for the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.
B.	Related Parties
Management Agreement. Under an Amended and Restated Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
The monthly management fee for the Fund is computed based on the combined average daily net assets of the two funds of the Trust and
16	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds’ combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%
Accordingly, for the six months ended October 31, 2021, the fee pursuant to the Investment Management Agreement on DWS Government & Agency Securities Portfolio was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.082% of the Fund’s average daily net assets.
The Advisor has agreed to contractually reduce its management fee for the Fund such that the annual effective rate is limited to 0.05% of the Fund’s average daily net assets.
For the period from May 1, 2021 through September 30, 2022, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the DWS Government Cash Institutional Shares and Government Cash Managed Shares to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.18% and 0.46%, respectively.
For the period from May 1, 2021 through October 31, 2021, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of DWS Government Cash Institutional Shares at 0.14%. This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.
In addition, the Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on DWS Government Cash Institutional Shares and Government Cash Managed Shares.
The Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes’ semiannual reports that are provided separately and are available upon request.
DWS Government Cash Institutional Shares Government Cash Managed Shares	|	17

For the six months ended October 31, 2021, fees waived and/or expenses reimbursed for each class are as follows:
DWS Government & Agency Money Fund	$ 217,181
DWS Government Cash Institutional Shares	2,108,516
Government Cash Managed Shares	113,578
Service Shares	120,169
$ 2,559,444
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended October 31, 2021, the Administration Fee was as follows:
Fund	Administration Fee	Unpaid at October 31, 2021
DWS Government & Agency Securities Portfolio	$1,361,614	$251,671
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended October 31, 2021, the amounts charged to the Fund by DSC were as follows:
DWS Government & Agency Securities Portfolio:	Total Aggregated	Unpaid at October 31, 2021
DWS Government & Agency Money Fund	$ 31,958	$ 11,960
DWS Government Cash Institutional Shares	120,830	51,461
Government Cash Managed Shares	9,316	9,180
Service Shares	30,007	8,233
	$ 192,111	$ 80,834
In addition, for the six months ended October 31, 2021, the amounts charged to the Fund for recordkeeping and other administrative services
18	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
DWS Government & Agency Money Fund	$ 33,427
Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ), calculated as a percentage of average daily net assets for the shares listed in the following table.
For the six months ended October 31, 2021, the Distribution Fee was as follows:
DWS Government & Agency Securities Portfolio:	Distribution Fee	Unpaid at October 31, 2021	Annualized Rate	Contractual Rate
Service Shares	$ 71,358	$ 13,706.60%		.60%
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.
For the six months ended October 31, 2021, the Service Fee was as follows:
DWS Government & Agency Securities Portfolio:	Service Fee	Unpaid at October 31, 2021	Annualized Rate	Contractual Rate
Government Cash Managed Shares	$ 50,644	$ 5,903.15%		.15%
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended October 31, 2021, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  was as follows:
Fund	Total Aggregated	Unpaid at October 31, 2021
DWS Government & Agency Securities Portfolio	$700	$140
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
DWS Government Cash Institutional Shares Government Cash Managed Shares	|	19

C.	Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $350 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at October 31, 2021.
D.	Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
DWS Government & Agency Securities Portfolio
	Six Months Ended October 31, 2021		Year Ended April 30, 2021
	Shares	Dollars	Shares	Dollars
Shares sold
DWS Government & Agency Money Fund	43,860,025	$ 43,860,025	179,306,040	$ 179,306,040
DWS Government Cash Institutional Shares	56,713,725,267	56,713,725,267	96,120,254,318	96,120,254,318
Government Cash Managed Shares	155,951,784	155,951,784	576,283,319	576,283,319
Service Shares	40,471,457	40,471,457	72,364,072	72,364,072
Account maintenance fees	—	7,295	—	8,088
		$ 56,954,015,828		$ 96,948,215,837
20	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

	Six Months Ended October 31, 2021		Year Ended April 30, 2021
	Shares	Dollars	Shares	Dollars
Shares issued to shareholders in reinvestment of distributions
DWS Government & Agency Money Fund	9,421	$ 9,421	26,120	$ 26,120
DWS Government Cash Institutional Shares	16,218	16,218	136,358	136,358
Government Cash Managed Shares	2,288	2,288	4,616	4,616
Service Shares	1,173	1,173	1,948	1,948
		$ 29,100		$ 169,042
Shares redeemed
DWS Government & Agency Money Fund	(78,214,201)	$ (78,214,201)	(203,193,785)	$ (203,193,785)
DWS Government Cash Institutional Shares	(56,474,888,152)	(56,474,888,152)	(96,288,042,740)	(96,288,042,740)
Government Cash Managed Shares	(162,037,938)	(162,037,938)	(653,112,831)	(653,112,831)
Service Shares	(35,781,484)	(35,781,484)	(77,495,773)	(77,495,773)
		$ (56,750,921,775)		$ (97,221,845,129)
DWS Government Cash Institutional Shares Government Cash Managed Shares	|	21

	Six Months Ended October 31, 2021		Year Ended April 30, 2021
	Shares	Dollars	Shares	Dollars
Net increase (decrease)
DWS Government & Agency Money Fund	(34,344,755)	$ (34,344,755)	(23,861,625)	$ (23,861,625)
DWS Government Cash Institutional Shares	238,853,333	238,853,333	(167,652,064)	(167,652,064)
Government Cash Managed Shares	(6,083,866)	(6,083,866)	(76,824,896)	(76,824,896)
Service Shares	4,691,146	4,691,146	(5,129,753)	(5,129,753)
Account maintenance fees	—	7,295	—	8,088
		$ 203,123,153		$ (273,460,250)
E.	Ownership of the Fund
From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.
At October 31, 2021, 49% of the outstanding shares of the Fund was held by other affiliated DWS funds shareholder accounts as a cash management vehicle for the cash collateral received in connection with the securities lending program of the DWS family of funds.
F.	Money Market Fund Investments and Yield
Rising interest rates could cause the value of the Fund’s investments — and therefore its share price as well — to decline. Conversely, any decline in interest rates is likely to cause the Fund’s yield to decline, and during periods of unusually low interest rates, the Fund’s yield may approach zero. A low interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income and, at times, could impair the Fund’s ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing
22	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

power for long-term investors. Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Money market funds try to minimize this risk by purchasing short-term securities.
If there is an insufficient supply of U.S. government securities to meet investor demand, it could result in lower yields on such securities and increase interest rate risk for the fund.
G.	Other — COVID-19 Pandemic
A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain interruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting.
DWS Government Cash Institutional Shares Government Cash Managed Shares	|	23

Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses for the DWS Government Cash Institutional Shares and the Government Cash Managed Shares; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2021 to October 31, 2021).
The tables illustrate your Fund’s expenses in two ways:
—	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.
—	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.
24	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

Expenses and Value of a $1,000 Investment
for the six months ended October 31, 2021 (Unaudited)

Actual Fund Return	DWS Government Cash Institutional Shares	Government Cash Managed Shares
Beginning Account Value 5/1/21	$1,000.00	$1,000.00
Ending Account Value 10/31/21	$1,000.05	$1,000.05
Expenses Paid per $1,000*	$ .20	$ .20
Hypothetical 5% Fund Return
Beginning Account Value 5/1/21	$1,000.00	$1,000.00
Ending Account Value 10/31/21	$1,025.00	$1,025.00
Expenses Paid per $1,000*	$ .20	$ .20
*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratios	DWS Government Cash Institutional Shares	Government Cash Managed Shares
DWS Government & Agency Securities Portfolio	.04%	.04%
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.
DWS Government Cash Institutional Shares Government Cash Managed Shares	|	25

Other Information
Proxy Voting
The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings
Each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com as of each month-end. Please see the Fund’s current prospectus for more information.
26	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Government & Agency Securities Portfolio’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2021.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—	The Board also received extensive information throughout the year regarding performance of the Fund.
—	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—	In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s
DWS Government Cash Institutional Shares Government Cash Managed Shares	|	27

shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2020, the Fund’s gross performance (Service Shares) was in the 3rd quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates
28	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2020). Based on Broadridge data provided as of December 31, 2020, the Board noted that the Fund’s total (net) operating expenses (excluding 12b-1 fees and/or shareholder administration fees, if applicable) were lower than the median of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: DWS Government Cash Institutional Shares (1st quartile), Government Cash Managed Shares (1st quartile), DWS Government & Agency Money Fund shares (1st quartile) and Service Shares (1st quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA from time to time in recent years to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its
DWS Government Cash Institutional Shares Government Cash Managed Shares	|	29

affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.
30	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

Privacy Statement
FACTS	What Does DWS Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number
How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.
Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?
For our everyday business purposes —such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	31

Who we are
Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards, secured files, and secured buildings.
How does DWS collect my personal information?	We collect your personal information, for example, when you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments
Why can’t I limit all sharing?	Federal law gives you the right to limit only
— sharing for affiliates’ everyday business purposes
— information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB” ) name, such as
DB AG Frankfurt.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.
California residents may go to https://fundsus.dws.com/us/en-us/legal-resources/privacy-policy.html to obtain additional information relating to their rights under California state law.
Rev. 12/2021
32	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

Notes

Notes

Notes

222 South Riverside Plaza
Chicago, IL 60606-5808
DGCF-3
(R-033435-9 12/21)

October 31, 2021
Semiannual Report
to Shareholders
DWS Tax-Exempt Portfolio
DWS Tax-Exempt Money Fund

Contents
3	Portfolio Summary
4	Investment Portfolio
15	Statement of Assets and Liabilities
17	Statement of Operations
18	Statements of Changes in Net Assets
19	Financial Highlights
20	Notes to Financial Statements
29	Information About Your Fund’s Expenses
31	Other Information
32	Advisory Agreement Board Considerations and Fee Evaluation
36	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit dws.com. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The share price of money market funds can fall below the $1.00 share price. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the Fund may have a significant adverse effect on the share prices of all classes of shares of the Fund. Please read the prospectus for specific details regarding the Fund’s risk profile.
War, terrorism, economic uncertainty, trade disputes, public health crises (including the ongoing pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
NOT A DEPOSIT    NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
2	|	DWS Tax-Exempt Money Fund

Portfolio Summary	(Unaudited)
DWS Tax-Exempt Portfolio
Asset Allocation (As a % of Investment Portfolio)	10/31/21	4/30/21
Variable Rate Demand Notes	76%	72%
Tax-Exempt Commercial Paper	11%	10%
Variable Rate Demand Preferred Shares	9%	11%
Bonds and Notes	3%	2%
Floating-Rate Notes	1%	5%
	100%	100%
Weighted Average Maturity	10/31/21	4/30/21
Cash Account Trust — DWS Tax-Exempt Portfolio	11 days	8 days
iMoneyNet Money Fund Average™ — Tax-Free National Retail*	25 days	20 days
*	The Fund is compared to its respective iMoneyNet Money Fund Average category: Tax-Free National Retail — Category includes retail funds that invest in obligations of tax-exempt entities, including state and municipal authorities.
Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 4. A quarterly Fact Sheet is available on dws.com or upon request.
DWS Tax-Exempt Money Fund	|	3

Investment Portfolio	as of October 31, 2021 (Unaudited)
	Principal Amount ($)	Value ($)
Municipal Investments 99.7%
Alaska 0.1%
Alaska, State Housing Finance Corp., Capital Project, Series C, 0.06% (a), 11/5/2021	160,000	160,000
California 22.0%
California, East Bay Municipal Utility District:
Series A-1, 0.07%, 12/3/2021	5,000,000	5,000,000
Series A-2, TECP, 0.08%, 12/2/2021	4,000,000	4,000,000
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 0.14% (a), 11/5/2021, LIQ: Societe Generale	9,100,000	9,100,000
California, Nuveen Municipal Credit Opportunities Fund, 144A, AMT, 0.16% (a), 11/5/2021, LOC: Sumitomo Mitsui Banking	9,300,000	9,300,000
California, State General Obligation:
Series A-1, TECP, 0.04%, 11/2/2021	2,000,000	2,000,000
Series A-1, TECP, 0.06%, 12/15/2021	4,000,000	4,000,000
Series A-2, TECP, 0.08%, 11/2/2021	3,500,000	3,500,000
Series 2019-MIZ9003, 144A, 0.3% (a), 11/4/2021, LIQ: Mizuho Bank Ltd., LOC: Mizuho Bank Ltd.	5,665,000	5,665,000
San Bernardino County, CA, Flood Control District Judgment Obligation, 0.08% (a), 11/5/2021, LOC: Bank of America NA	500,000	500,000
		43,065,000
Colorado 0.2%
Colorado, State Housing & Finance Authority, Series I - AA2, 0.05% (a), 11/5/2021, SPA: Royal Bank of Canada	475,000	475,000
Connecticut 0.6%
Connecticut, Tender Option Bond Trust Receipts, Series 2018-XG0204, 144A, 0.08% (a), 11/5/2021, LIQ: Barclays Bank PLC	1,135,000	1,135,000
Delaware 0.6%
Delaware, State Economic Development Authority Revenue, YMCA State Project, 0.06% (a), 11/5/2021, LOC: PNC Bank NA	1,270,000	1,270,000
Florida 1.8%
Alachua County, FL, Housing Finance Authority, Multi-Family Revenue, Santa Fe Apartments II Project, 0.05% (a), 11/5/2021, LIQ: Fannie Mae, LOC: Fannie Mae	875,000	875,000
The accompanying notes are an integral part of the financial statements.
4	|	DWS Tax-Exempt Money Fund

	Principal Amount ($)	Value ($)
Jacksonville, FL, Water & Sewer System Revenue, Series A-2, 0.05% (a), 11/5/2021, LOC: Sumitomo Mitsui Banking	425,000	425,000
Lakeland, FL, Educational Facilities Revenue, Florida Southern College Project, Series B, 0.05% (a), 11/5/2021, LOC: TD Bank NA	215,000	215,000
Palm Beach County, FL, Henry Morrison Flagler Project Revenue, 0.1% (a), 11/5/2021, LOC: Northern Trust Company	1,300,000	1,300,000
Pinellas County, FL, Health Facilities Authority, Suncoast Hospice Project, 0.11% (a), 11/5/2021, LOC: Wells Fargo Bank NA	160,000	160,000
Pinellas County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Booker Creek Apartments, 0.05% (a), 11/5/2021, LOC: Freddie Mac	525,000	525,000
		3,500,000
Georgia 3.7%
Georgia, Tender Option Bond Trust Receipts, Series 2018-XF0709, 144A, 0.09% (a), 11/5/2021, LIQ: JP Morgan Chase Bank NA	6,800,000	6,800,000
Valdosta-Lowndes County, GA, Industrial Development Authority, Martins Famous Pastry Shoppe, Inc., Series A, AMT, 0.21% (a), 11/5/2021, LOC: Wells Fargo Bank NA	550,000	550,000
		7,350,000
Illinois 7.6%
Brookfield, IL, Zoo Project, 0.06% (a), 11/5/2021, LOC: Northern Trust Company	900,000	900,000
Galesburg, IL, Knox College Project, 0.09% (a), 11/5/2021, LOC: PNC Bank NA	1,800,000	1,800,000
Illinois, State Development Finance Authority, American College Surgeons, 0.05% (a), 11/5/2021, LOC: Northern Trust Company	570,000	570,000
Illinois, State Development Finance Authority, American Youth Hostels Project, 0.05% (a), 11/5/2021, LOC: BMO Harris Bank NA	520,000	520,000
Illinois, State Development Finance Authority, Ignatius College Project, 0.06% (a), 11/5/2021, LOC: PNC Bank NA	2,000,000	2,000,000
Illinois, State Development Finance Authority, YMCA Metropolitan Chicago Project, 0.06% (a), 11/5/2021, LOC: BMO Harris Bank NA	1,700,000	1,700,000
Illinois, State Educational Facilities Authority Revenue, The Adler Planetarium, 0.06% (a), 11/5/2021, LOC: PNC Bank NA	1,550,000	1,550,000
The accompanying notes are an integral part of the financial statements.
DWS Tax-Exempt Money Fund	|	5

	Principal Amount ($)	Value ($)
Illinois, State Educational Facilities Authority, Columbia College Chicago, 0.08% (a), 11/5/2021, LOC: BMO Harris Bank NA	485,000	485,000
Illinois, State Finance Authority Revenue, Clearbrook Project, 0.05% (a), 11/5/2021, LOC: BMO Harris Bank NA	1,205,000	1,205,000
Illinois, State Finance Authority Revenue, North Park University Project, 0.05% (a), 11/5/2021, LOC: U.S. Bank NA	995,000	995,000
Illinois, State Finance Authority Revenue, Steppenwolf Theatre Co., Project, 0.08% (a), 11/5/2021, LOC: Northern Trust Company	1,950,000	1,950,000
Illinois, State Housing Development Authority, Multi-Family Revenue, Woodlawn Apartments, Series A, 0.08% (a), 11/5/2021, LOC: Freddie Mac	840,000	840,000
University of Illinois, 0.05% (a), 11/5/2021, LOC: JPMorgan Chase Bank NA	420,000	420,000
		14,935,000
Indiana 0.9%
Elkhart County, IN, Multi-Family Revenue, Ashton Pines Apartments, Series A, 0.05% (a), 11/5/2021, LOC: Federal Home Loan Bank	605,000	605,000
St. Joseph County, IN, Economic Development Revenue, Series 2004, 0.08% (a), 11/5/2021, LOC: PNC Bank NA	1,185,000	1,185,000
		1,790,000
Iowa 4.5%
Iowa, Finance Authority, Educational Facility Revenue, Holy Family Catholic School Project, 0.03% (a), 11/1/2021, LOC: U.S. Bank NA	2,000,000	2,000,000
Iowa, State Finance Authority, Economic Development Revenue, Midwestern Disaster Area, Series A, 0.08% (a), 11/5/2021	1,400,000	1,400,000
Iowa, State Finance Authority, Midwestern Disaster Area Revenue, 0.09% (a), 11/5/2021	405,000	405,000
Iowa, State Higher Education Loan Authority Revenue, Loras College, 0.03% (a), 11/1/2021, LOC: Bank of America NA	3,525,000	3,525,000
Iowa, State Higher Education Loan Authority, Private College, Loras College, 0.03% (a), 11/1/2021, LOC: Bank of America NA	1,400,000	1,400,000
		8,730,000
The accompanying notes are an integral part of the financial statements.
6	|	DWS Tax-Exempt Money Fund

	Principal Amount ($)	Value ($)
Kansas 0.6%
Kansas, State Development Finance Authority, Health Facilities, University of Kansas Health System, Series J, 0.03% (a), 11/1/2021, LOC: U.S. Bank NA	180,000	180,000
Olathe, KS, Industrial Revenue, Multi Modal Diamant Boart, Series A, AMT, 0.2% (a), 11/5/2021, LOC: Svenska Handelsbanken	1,000,000	1,000,000
		1,180,000
Kentucky 0.2%
Boone County, KY, Pollution Control Revenue, Duke Energy Kentucky, Inc., 0.07% (a), 11/5/2021, LOC: Sumitomo Mitsui Banking	300,000	300,000
Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare, Inc., Series B, 0.03% (a), 11/1/2021, LOC: PNC Bank NA	150,000	150,000
		450,000
Louisiana 1.0%
Louisiana, Public Facilities Authority Revenue, Christus Health, Series B-1, 0.07% (a), 11/5/2021, LOC: Bank of NY Mellon	1,470,000	1,470,000
Louisiana, State Housing Finance Agency Multi-Family Housing Revenue, Reserve Jefferson Crossing, 0.08% (a), 11/5/2021, LOC: Freddie Mac	535,000	535,000
		2,005,000
Maryland 0.9%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health System, Series B, 0.06% (a), 11/5/2021, LOC: Bank of America NA	125,000	125,000
Maryland, State Health & Higher Educational Facilities Authority Revenue, Gaudenzia Foundation, 0.06% (a), 11/5/2021, LOC: PNC Bank NA	1,720,000	1,720,000
		1,845,000
Massachusetts 1.4%
Massachusetts, State Development Finance Agency Revenue, Clark University, 0.05% (a), 11/5/2021, LOC: TD Bank NA	200,000	200,000
Massachusetts, State Water Resources Authority:
Series A-2, 0.06% (a), 11/5/2021, SPA: TD Bank NA	40,000	40,000
The accompanying notes are an integral part of the financial statements.
DWS Tax-Exempt Money Fund	|	7

	Principal Amount ($)	Value ($)
Series A-3, 0.06% (a), 11/5/2021, SPA: Wells Fargo Bank NA	180,000	180,000
Massachusetts, Tender Option Bond Trust Receipts, Series 2015-XF2203, 144A, 0.09% (a), 11/5/2021, LIQ: Toronto-Dominion Bank	2,300,000	2,300,000
		2,720,000
Michigan 4.9%
Kent, MI, Hospital Finance Authority, Spectrum Health System, Series C, 0.07% (a), 11/5/2021, LOC: Bank of NY Mellon	305,000	305,000
Michigan, State Finance Authority Revenue, Hospital Project, Ascension Senior Credit Group, Series E-3, 0.06% (a), 11/5/2021	400,000	400,000
Michigan, State Housing Development Authority, Single-Family Mortgage Revenue, Series B, AMT, 0.16% (a), 11/5/2021, SPA: Industrial & Commercial Bank of China	5,890,000	5,890,000
Michigan, State University Revenues, Series 2000-A, 0.06% (a), 11/5/2021, SPA: Northern Trust Company	1,000,000	1,000,000
Michigan, University of Michigan General Revenue, Series B, 0.02% (a), 11/1/2021	1,950,000	1,950,000
		9,545,000
Mississippi 0.0%
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc., Series F, 0.06% (a), 11/5/2021, GTY: Chevron Corp.	50,000	50,000
Missouri 2.7%
Kansas City, MO, Special Obligation, H. Roe Bartle Convention Center, Series E, 0.06% (a), 11/5/2021, LOC: Sumitomo Mitsui Banking	710,000	710,000
Missouri, State Health & Educational Facilities Authority Revenue, St Louis University:
Series B, 0.03% (a), 11/1/2021, LOC: U.S. Bank NA	325,000	325,000
Series B-1, 0.04% (a), 11/1/2021, LOC: Barclays Bank PLC	800,000	800,000
Missouri, Tender Option Bond Trust Receipts, Series 2015-XF2198, 144A, 0.1% (a), 11/5/2021, LIQ: Citibank NA	2,660,000	2,660,000
Nodaway County, MO, Industrial Development Authority, Educational Facilities Revenue, North West Foundation, Inc., 0.05% (a), 11/5/2021, LOC: U.S. Bank NA	445,000	445,000
Wright City, MO, Industrial Revenue, WaterLow Process Systems, Inc., AMT, 0.21% (a), 11/5/2021, LOC: Bank of America NA	380,000	380,000
		5,320,000
The accompanying notes are an integral part of the financial statements.
8	|	DWS Tax-Exempt Money Fund

	Principal Amount ($)	Value ($)
Nebraska 1.1%
Washington County, NE, Industrial Development Revenue, Cargill, Inc., Series B, 0.08% (a), 11/5/2021	2,200,000	2,200,000
Nevada 1.3%
Clark County, NV, Airport Revenue, Series D-2B, 0.06% (a), 11/5/2021, LOC: Barclays Bank PLC	1,615,000	1,615,000
Clark County, NV, Airport Systems Revenue, Series D-3, 0.06% (a), 11/5/2021, LOC: Bank of America NA	990,000	990,000
		2,605,000
New Jersey 0.2%
New Jersey, State Health Care Facilities Financing Authority Revenue, AHS Hospital Corp., Series C, 0.05% (a), 11/5/2021, LOC: JPMorgan Chase Bank NA	400,000	400,000
New Mexico 0.5%
New Mexico, State Mortgage Finance Authority, Multi-Family Housing Revenue, Villas de San Ignacio LP, Series A, 0.05% (a), 11/5/2021, LOC: Freddie Mac	1,050,000	1,050,000
New York 9.5%
New York, Metropolitan Transportation Authority Revenue, Series E-1, 0.04% (a), 11/1/2021, LOC: Barclays Bank PLC	2,000,000	2,000,000
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Series A-1, 0.03% (a), 11/1/2021, LOC: TD Bank NA	2,775,000	2,775,000
New York, State Dormitory Authority Revenue, Non-State Supported Debt, Royal Charter Properties, Series A, 0.04% (a), 11/5/2021, LOC: Fannie Mae	385,000	385,000
New York, State Dormitory Authority, Mental Health Services, Series D-2E, 0.05% (a), 11/5/2021, LOC: Royal Bank of Canada	625,000	625,000
New York, State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co., Inc. Project, Series A-3, 0.05% (a), 11/5/2021, LOC: Mizuho Bank Ltd.	300,000	300,000
New York, Triborough Bridge & Tunnel Authority Revenue:
Series B-1, 0.02% (a), 11/1/2021, LOC: Bank of America NA	2,235,000	2,235,000
Series B-4C, 0.03% (a), 11/1/2021, LOC: U.S. Bank NA	300,000	300,000
Series A, 0.05% (a), 11/5/2021, LOC: Barclays Bank PLC	800,000	800,000
New York City, NY, Health & Hospital Corp., Health System Revenue, Series B, 0.06% (a), 11/5/2021, LOC: TD Bank NA	175,000	175,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Series F-2, 0.03% (a), 11/1/2021, LOC: Citibank NA	1,855,000	1,855,000
The accompanying notes are an integral part of the financial statements.
DWS Tax-Exempt Money Fund	|	9

	Principal Amount ($)	Value ($)
Series F1B, 0.05% (a), 11/5/2021, SPA: U.S. Bank NA	170,000	170,000
Series BB, 0.1% (a), 11/5/2021, SPA: Industrial and Commercial Bank of China	2,645,000	2,645,000
New York, NY, General Obligation:
Series A-3, 0.03% (a), 11/1/2021, LOC: Mizuho Bank Ltd.	3,750,000	3,750,000
Series I-4, 0.03% (a), 11/1/2021, LOC: TD Bank NA	150,000	150,000
Series G, 0.04% (a), 11/1/2021, LOC: Mizuho Bank Ltd.	540,000	540,000
		18,705,000
North Carolina 2.6%
North Carolina, Charlotte-Mecklenburg Hospital Health Care Authorirty Revenue, Series E, 0.04% (a), 11/1/2021, LOC: Royal Bank of Canada	5,050,000	5,050,000
Ohio 4.2%
Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, 0.08% (a), 11/5/2021, LOC: Northern Trust Company	6,900,000	6,900,000
Franklin County, OH, Hospital Facilities Revenue, Health Corp., Series D, 0.06% (a), 11/5/2021, LOC: Northern Trust Company	280,000	280,000
Ohio, Akron Bath Copley Joint Township Hospital District, Concordia Lutheran Obligated Group, Series B, 0.06% (a), 11/5/2021, LOC: BMO Harris Bank NA	1,000,000	1,000,000
		8,180,000
Oklahoma 1.9%
Oklahoma, Tender Option Bond Trust Receipts, Series 2018-XM0708, 144A, AMT, 0.15% (a), 11/5/2021, LIQ: JP Morgan Chase Bank NA	3,750,000	3,750,000
Oregon 1.3%
Oregon, Business Development Commission, Murphy Company Project, Series 230, AMT, 0.08% (a), 11/5/2021, LOC: U.S. Bank NA	1,300,000	1,300,000
Oregon, State Facilities Authority Revenue, Peacehealth Systems:
Series A, 0.03% (a), 11/1/2021, LOC: U.S. Bank NA	825,000	825,000
Series B, 0.03% (a), 11/1/2021, LOC: TD Bank NA	350,000	350,000
		2,475,000
Pennsylvania 6.0%
Allegheny County, PA, Hospital Development Authority Revenue, Concordia Lutheran Obligated Group, Series A, 0.06% (a), 11/5/2021, LOC: BMO Harris Bank NA	4,900,000	4,900,000
Lancaster County, PA, Hospital Authority Revenue, Masonic Homes Project, Series D, 0.03% (a), 11/1/2021, LOC: JPMorgan Chase Bank NA	1,240,000	1,240,000
The accompanying notes are an integral part of the financial statements.
10	|	DWS Tax-Exempt Money Fund

	Principal Amount ($)	Value ($)
Lancaster County, PA, Industrial Development Authority, Willow Valley Retirement, Series C, 0.05% (a), 11/5/2021, LOC: PNC Bank NA	2,500,000	2,500,000
Lebanon County, PA, Health Facility Authority Revenue, ECC Retirement Village Project, 0.05% (a), 11/5/2021, LOC: PNC Bank NA	490,000	490,000
Pennsylvania, State Economic Development Financing Authority Revenue, Hawley Silk Mill LLC, Recovery Zone Facility, Series A1, 0.09% (a), 11/5/2021, LOC: PNC Bank NA	600,000	600,000
Pennsylvania, State Economic Development Financing Authority, Economic Development Revenue, Kingsley Association Project, 0.09% (a), 11/5/2021, LOC: PNC Bank NA	175,000	175,000
Pennsylvania, Tender Option Bond Trust Receipts, Series 2019-ZF2779, 144A, 0.08% (a), 11/5/2021, LIQ: Barclays Bank PLC	1,500,000	1,500,000
Philadelphia, PA, General Obligation, Series B, 0.05% (a), 11/5/2021, LOC: Barclays Bank PLC	300,000	300,000
		11,705,000
Rhode Island 0.6%
Rhode Island, State Health & Educational Building Corp., Higher Education Facility Revenue, Bryant University, 0.06% (a), 11/5/2021, LOC: TD Bank NA	1,160,000	1,160,000
South Carolina 0.1%
South Carolina, State Jobs Economic Development Authority, Hospital Revenue, Prisma Healthcare Obligated Group, Series B, 0.03% (a), 11/1/2021, LOC: U.S. Bank NA	150,000	150,000
South Dakota 1.4%
South Dakota, State Health & Educational Facilities Authority, Sioux Vy Hospital & Health Revenue, Series B, 0.05% (a), 11/5/2021, LOC: U.S. Bank NA	2,710,000	2,710,000
Tennessee 0.4%
Greeneville, TN, Health & Educational Facilities Board Hospital Revenue, Series B, 0.05% (a), 11/5/2021, LOC: U.S. Bank NA	700,000	700,000
Texas 8.9%
Austin, TX, Water & Wastewater Systems Revenue, 0.06% (a), 11/5/2021, LOC: Barclays Bank PLC	1,130,000	1,130,000
Bowie County, TX, Industrial Development Corp. Revenue, 0.05% (a), 11/1/2021, LOC: JPMorgan Chase Bank NA	1,100,000	1,100,000
Harris County, TX, Hospital District Revenue, 0.06% (a), 11/5/2021, LOC: JPMorgan Chase Bank NA	550,000	550,000
The accompanying notes are an integral part of the financial statements.
DWS Tax-Exempt Money Fund	|	11

	Principal Amount ($)	Value ($)
Harris County, TX, State General Obligation:
Series A-1, TECP, 0.1%, 12/8/2021	600,000	600,000
Series B, TECP, 0.1%, 12/8/2021	5,636,000	5,636,000
Series C, TECP, 0.1%, 12/8/2021	2,500,000	2,500,000
Houston, TX, Utility System Revenue, First Lien, Series B-2, 0.05% (a), 11/5/2021, LOC: Citibank NA	375,000	375,000
Mission, TX, Economic Development Corp., Industrial Development Revenue, CMI Project, 0.21% (a), 11/5/2021, LOC: Wells Fargo Bank NA	310,000	310,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Health Care System Project, Series C, 0.03% (a), 11/1/2021, LOC: TD Bank NA	100,000	100,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas Project, Series A, 0.03% (a), 11/1/2021, LOC: TD Bank NA	645,000	645,000
Tarrant County, TX, Cultural Educational Facilities Finance Corp. Revenue, Christus Health Obligated Group, Series C-2, 0.07% (a), 11/5/2021, LOC: Bank of NY Mellon	1,455,000	1,455,000
Texas, Tender Option Bond Trust Receipts, Series 2015-XF2201, 144A, 0.1% (a), 11/5/2021, LIQ: Toronto-Dominion Bank	3,100,000	3,100,000
		17,501,000
Vermont 0.3%
Vermont, State Educational & Health Buildings Financing Agency Revenue, Landmark College Project, Series A, 0.04% (a), 11/1/2021, LOC: TD Bank NA	545,000	545,000
Virginia 0.7%
Loudoun County, VA, Industrial Development Authority, Industrial Development Revenue, Jack Kent Cooke Foundation Project, 0.06% (a), 11/5/2021, LOC: Northern Trust Company	1,125,000	1,125,000
Lynchburg, VA, Economic Development Authority, Hospital Revenue, Centra Health Obligated Group, Series B, 0.04% (a), 11/1/2021, LOC: Truist Bank	200,000	200,000
		1,325,000
Washington 0.6%
Washington, State Housing Finance Commission, Combridge Apartments, 0.05% (a), 11/5/2021, LIQ: Fannie Mae, LOC: Fannie Mae	1,175,000	1,175,000
Wisconsin 0.7%
Wisconsin, State Health & Educational Facilities Authority Revenue, Marshfield Clinic Health System, Inc., Series A, 0.04% (a), 11/1/2021, LOC: Barclays Bank PLC	800,000	800,000
The accompanying notes are an integral part of the financial statements.
12	|	DWS Tax-Exempt Money Fund

	Principal Amount ($)	Value ($)
Wisconsin, University Hospitals & Clinics Authority, Series B, 0.06% (a), 11/5/2021, LOC: U.S. Bank NA	275,000	275,000
Wisconsin, Whitewater Community Development Authority, Housing Preservation, 0.05% (a), 11/5/2021, LOC: BMO Harris Bank NA	275,000	275,000
		1,350,000
Other 3.7%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
“A” , Series M027, 144A, 0.07% (a), 11/5/2021, LIQ: Freddie Mac	2,480,000	2,480,000
“A” , Series M031, 144A, 0.08% (a), 11/5/2021, LIQ: Freddie Mac	2,810,000	2,810,000
“A” , Series M-055, 144A, 1-month USD LIBOR + 0.210%, 0.26% (b), 12/15/2028	2,015,000	2,015,000
		7,305,000
Total Municipal Investments (Cost $195,566,000)		195,566,000
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $195,566,000)	99.7	195,566,000
Other Assets and Liabilities, Net	0.3	601,070
Net Assets	100.0	196,167,070
(a)	Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of October 31, 2021. Date shown reflects the earlier of demand date or stated maturity date.
(b)	Floating rate security. These securities are shown at their current rate as of October 31, 2021.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AMT: Subject to alternative minimum tax.
GTY: Guaranty Agreement
LIQ: Liquidity Facility
LOC: Letter of Credit
SPA: Standby Bond Purchase Agreement
TECP: Tax Exempt Commercial Paper
LIBOR: London Interbank Offered Rate, the benchmark rate for certain floating rate securities, is expected to be phased out by the end of 2021, although the US Dollar LIBOR phase out may extend past 2021 for certain existing contracts. The Fund or the instruments
The accompanying notes are an integral part of the financial statements.
DWS Tax-Exempt Money Fund	|	13

in which the Fund invests may be adversely affected by the phase out by, among other things, increased volatility or illiquidity. There remains uncertainty regarding the future use of LIBOR and the nature of any replacement reference rate and, accordingly, it is difficult to predict the impact to the Fund of the transition away from LIBOR.
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
The following is a summary of the inputs used as of October 31, 2021 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$195,566,000	$—	$195,566,000
Total	$ —	$195,566,000	$ —	$195,566,000
(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.
14	|	DWS Tax-Exempt Money Fund

Statement of Assets and Liabilities
as of October 31, 2021 (Unaudited)

Assets	DWSTax-Exempt Portfolio
Investments in securities, valued at amortized cost	$ 195,566,000
Cash	43,122
Receivable for investments sold	700,000
Receivable for Fund shares sold	103,676
Interest receivable	20,159
Due from Advisor	2,983
Other assets	68,625
Total assets	196,504,565
Liabilities
Payable for Fund shares redeemed	246,983
Distributions payable	236
Accrued Trustees' fees	3,863
Other accrued expenses and payables	86,413
Total liabilities	337,495
Net assets, at value	$ 196,167,070
Net Assets Consist of
Distributable earnings (loss)	(5,915)
Paid-in capital	196,172,985
Net assets, at value	$ 196,167,070
The accompanying notes are an integral part of the financial statements.
DWS Tax-Exempt Money Fund	|	15

Statement of Assets and Liabilities as of October 31, 2021 (Unaudited) (continued)

Net Asset Value	DWSTax-Exempt Portfolio
DWS Tax-Exempt Cash Premier Shares
Net Asset Value, offering and redemption price per share ($21,004,654 ÷ 20,982,872 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
DWS Tax-Exempt Money Fund
Net Asset Value, offering and redemption price per share ($104,243,770 ÷ 104,135,660 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
DWS Tax-Free Money Fund Class S
Net Asset Value, offering and redemption price per share ($38,636,356 ÷ 38,596,149 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
Service Shares
Net Asset Value, offering and redemption price per share ($6,050,735 ÷ 6,044,460 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
Tax-Exempt Cash Managed Shares
Net Asset Value, offering and redemption price per share ($16,506,822 ÷ 16,489,704 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
Tax-Free Investment Class
Net Asset Value, offering and redemption price per share ($9,724,733 ÷ 9,714,649 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
The accompanying notes are an integral part of the financial statements.
16	|	DWS Tax-Exempt Money Fund

Statement of Operations
for the six months ended October 31, 2021 (Unaudited)

Investment Income	DWSTax-Exempt Portfolio
Income:
Interest	$ 82,644
Expenses:
Management fee	86,077
Administration fee	102,139
Services to shareholders	60,925
Distribution and service fees	51,810
Custodian fee	2,708
Professional fees	29,848
Reports to shareholders	29,796
Registration fees	55,548
Trustees' fees and expenses	5,112
Other	18,420
Total expenses before expense reductions	442,383
Expense reductions	(370,083)
Total expenses after expense reductions	72,300
Net investment income	10,344
Net realized gain (loss) from investments	2
Net increase (decrease) in net assets resulting from operations	$ 10,346
The accompanying notes are an integral part of the financial statements.
DWS Tax-Exempt Money Fund	|	17

Statements of Changes in Net Assets
DWS Tax-Exempt Portfolio
	Six Months Ended October 31, 2021	Year Ended April 30,
Increase (Decrease) in Net Assets	(Unaudited)	2021
Operations:
Net investment income	$ 10,344	$ 70,914
Net realized gain (loss)	2	(440)
Net increase (decrease) in net assets resulting from operations	10,346	70,474
Distributions to shareholders:
DWS Tax-Exempt Cash Premier Shares	(1,033)	(19,453)
DWS Tax-Exempt Money Fund	(5,310)	(35,797)
DWS Tax-Free Money Fund Class S	(1,867)	(11,107)
Service Shares	(254)	(520)
Tax-Exempt Cash Managed Shares	(1,394)	(3,121)
Tax-Free Investment Class	(486)	(914)
Total distributions	(10,344)	(70,912)
Fund share transactions:
Proceeds from shares sold	50,914,587	253,602,023
Reinvestment of distributions	8,505	65,255
Payments for shares redeemed	(76,340,670)	(273,752,177)
Net increase (decrease) in net assets from Fund share transactions	(25,417,578)	(20,084,899)
Increase (decrease) in net assets	(25,417,576)	(20,085,337)
Net assets at beginning of period	221,584,646	241,669,983
Net assets at end of period	$196,167,070	$ 221,584,646

The accompanying notes are an integral part of the financial statements.
18	|	DWS Tax-Exempt Money Fund

Financial Highlights
DWS Tax-Exempt Portfolio — DWS Tax-Exempt Money Fund
	Six Months Ended 10/31/21	Years Ended April 30,
	(Unaudited)	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.000 *	.000 *	.012	.013	.008	.005
Net realized gain (loss)	.000 *	(.000) *	.000 *	.000 *	.000 *	(.000) *
Total from investment operations	.000 *	.000 *	.012	.130	.008	.005
Less distributions from:
Net investment income	(.000) *	(.000) *	(.012)	(.013)	(.008)	(.005)
Net realized gains	—	—	—	—	—	(.000) *
Total distributions	(.000) *	(.000) *	(.012)	(.013)	(.008)	(.005)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	.01 **	.03	1.25	1.34	.83	.50
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	104	109	117	124	136	143
Ratio of expenses before expense reductions (%)	.36 ***	.35	.35	.38	.33	.30
Ratio of expenses after expense reductions (%)	.07 ***	.17	.22	.22	.23	.25
Ratio of net investment income (%)	.01 ***	.03	1.24	1.33	.82	.41
[a]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.0005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.
DWS Tax-Exempt Money Fund	|	19

Notes to Financial Statements	(Unaudited)
A. Organization and Significant Accounting Policies
Cash Account Trust (the “Trust” ) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Trust offers two funds: DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio. These financial statements report on DWS Tax-Exempt Portfolio (the “Fund” ).
DWS Tax-Exempt Portfolio offers six classes of shares: DWS Tax-Exempt Cash Premier Shares, DWS Tax-Exempt Money Fund, DWS Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class. The Fund may impose liquidity fees on redemptions and/or temporarily suspend (gate) redemptions if the Fund’s liquidity falls below required minimums because of market conditions or other factors.
The financial highlights for all classes of shares, other than DWS Tax-Exempt Money Fund, are provided separately and are available upon request.
The Fund’s investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level
20	|	DWS Tax-Exempt Money Fund

assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/ amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.
At April 30, 2021, the Fund had net tax basis capital loss carryforwards of approximately $6,000 of short-term losses, which may be applied against realized net taxable capital gains indefinitely.
At October 31, 2021, DWS Tax-Exempt Portfolio had an aggregate cost of investments for federal income tax purposes of $195,566,000.
The Fund has reviewed the tax positions for the open tax years as of April 30, 2021 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no book-to-tax differences for the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.
DWS Tax-Exempt Money Fund	|	21

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.
B.	Related Parties
Management Agreement. Under an Amended and Restated Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
The monthly management fee for the Fund is computed based on the combined average daily net assets of the two funds of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds’ combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%
Accordingly, for the six months ended October 31, 2021, the fee pursuant to the Investment Management Agreement on DWS Tax-Exempt Portfolio was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.082% of the Fund’s average daily net assets.
For the period from May 1, 2021 through September 30, 2022, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the DWS Tax-Exempt Money Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.40%.
22	|	DWS Tax-Exempt Money Fund

In addition, the Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on DWS Tax-Exempt Money Fund.
In addition, the Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes’ semiannual reports that are provided separately and are available upon request.
For the six months ended October 31, 2021, fees waived and/or expenses reimbursed for each class are as follows:
DWS Tax-Exempt Cash Premier Shares	$ 28,581
DWS Tax-Exempt Money Fund	157,192
DWS Tax-Free Money Fund Class S	66,891
Service Shares	28,137
Tax-Exempt Cash Managed Shares	57,280
Tax-Free Investment Class	32,002
$ 370,083
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended October 31, 2021, the Administration Fee was as follows:
Fund	Administration Fee	Unpaid at October 31, 2021
DWS Tax-Exempt Portfolio	$102,139	$16,201
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing
DWS Tax-Exempt Money Fund	|	23

fee it receives from the Fund. For the six months ended October 31, 2021, the amounts charged to the Fund by DSC were as follows:
DWS Tax-Exempt Portfolio:	Total Aggregated	Unpaid at October 31, 2021
DWS Tax-Exempt Cash Premier Shares	$ 2,192	$ 2,192
DWS Tax-Exempt Money Fund	18,286	6,562
DWS Tax-Free Money Fund Class S	15,810	5,582
Service Shares	6,352	717
Tax-Exempt Cash Managed Shares	611	611
Tax-Free Investment Class	3,812	1,317
	$ 47,063	$ 16,981
In addition, for the six months ended October 31, 2021, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
DWS Tax-Exempt Money Fund	$ 418
DWS Tax-Free Money Fund Class S	770
$ 1,188
Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ), calculated as a percentage of average daily net assets for the shares listed in the following table.
For the six months ended October 31, 2021, the Distribution Fee was as follows:
DWS Tax-Exempt Portfolio:	Distribution Fee	Unpaid at October 31, 2021	Annualized Rate	Contractual Rate
Service Shares	$ 15,243	$ 3,105.60%		.60%
Tax-Free Investment Class	12,218	2,069.25%		.25%
	$ 27,461	$ 5,174
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.
24	|	DWS Tax-Exempt Money Fund

For the six months ended October 31, 2021, the Service Fee was as follows:
DWS Tax-Exempt Portfolio:	Service Fee	Unpaid at October 31, 2021	Annualized Rate	Contractual Rate
Tax-Exempt Cash Managed Shares	$ 20,928	$ 2,272.15%		.15%
Tax-Free Investment Class	3,421	579.07%		.07%
	$ 24,349	$ 2,851
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended October 31, 2021, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  was as follows:
Fund	Total Aggregated	Unpaid at October 31, 2021
DWS Tax-Exempt Portfolio	$745	$140
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the six months ended October 31, 2021, the Fund engaged in securities purchases of $32,170,000 and securities sales of $25,330,000 with a net gain (loss) on securities sales of $0, with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.
C.	Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $350 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at October 31, 2021.
DWS Tax-Exempt Money Fund	|	25

D.	Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
DWS Tax-Exempt Portfolio
	Six Months Ended October 31, 2021		Year Ended April 30, 2021
	Shares	Dollars	Shares	Dollars
Shares sold
DWS Tax-Exempt Cash Premier Shares	15,476,833	$ 15,476,833	77,766,770	$ 77,766,770
DWS Tax-Exempt Money Fund	11,882,067	11,882,067	24,747,256	24,747,256
DWS Tax-Free Money Fund Class S	3,273,292	3,273,292	6,026,999	6,026,999
Service Shares	10,639,384	10,639,384	58,224,291	58,224,291
Tax-Exempt Cash Managed Shares	8,098,001	8,098,001	77,980,751	77,980,751
Tax-Free Investment Class	1,537,479	1,537,479	8,847,306	8,847,306
Account maintenance fees	—	7,531	—	8,650
		$ 50,914,587		$ 253,602,023
Shares issued to shareholders in reinvestment of distributions
DWS Tax-Exempt Cash Premier Shares	746	$ 746	17,890	$ 17,890
DWS Tax-Exempt Money Fund	5,192	5,192	35,351	35,351
DWS Tax-Free Money Fund Class S	1,827	1,827	10,583	10,583
Service Shares	250	250	510	510
Tax-Exempt Cash Managed Shares	6	6	12	12
Tax-Free Investment Class	484	484	909	909
		$ 8,505		$ 65,255
26	|	DWS Tax-Exempt Money Fund

	Six Months Ended October 31, 2021		Year Ended April 30, 2021
	Shares	Dollars	Shares	Dollars
Shares redeemed
DWS Tax-Exempt Cash Premier Shares	(20,954,561)	$ (20,954,561)	(85,934,445)	$ (85,934,445)
DWS Tax-Exempt Money Fund	(16,284,298)	(16,284,298)	(33,031,135)	(33,031,135)
DWS Tax-Free Money Fund Class S	(4,527,565)	(4,527,565)	(14,888,349)	(14,888,349)
Service Shares	(9,572,968)	(9,572,968)	(55,943,158)	(55,943,158)
Tax-Exempt Cash Managed Shares	(23,660,001)	(23,660,001)	(77,657,029)	(77,657,029)
Tax-Free Investment Class	(1,341,277)	(1,341,277)	(6,298,061)	(6,298,061)
		$ (76,340,670)		$ (273,752,177)
Net increase (decrease)
DWS Tax-Exempt Cash Premier Shares	(5,476,982)	$ (5,476,982)	(8,149,785)	$ (8,149,785)
DWS Tax-Exempt Money Fund	(4,397,039)	(4,397,039)	(8,248,528)	(8,248,528)
DWS Tax-Free Money Fund Class S	(1,252,446)	(1,252,446)	(8,850,767)	(8,850,767)
Service Shares	1,066,666	1,066,666	2,281,643	2,281,643
Tax-Exempt Cash Managed Shares	(15,561,994)	(15,561,994)	323,734	323,734
Tax-Free Investment Class	196,686	196,686	2,550,154	2,550,154
Account maintenance fees	—	7,531	—	8,650
		$ (25,417,578)		$ (20,084,899)
E.	Money Market Fund Investments and Yield
Rising interest rates could cause the value of the Fund’s investments — and therefore its share price as well — to decline. Conversely, any decline in interest rates is likely to cause the Fund’s yield to decline, and during periods of unusually low interest rates, the Fund’s yield may approach zero. A low interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income and, at times, could impair the Fund’s ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Money market funds try to minimize this risk by purchasing short-term securities.
DWS Tax-Exempt Money Fund	|	27

F.	Other — COVID-19 Pandemic
A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain interruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting.
28	|	DWS Tax-Exempt Money Fund

Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses for the DWS Tax-Exempt Money Fund; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2021 to October 31, 2021).
The tables illustrate your Fund’s expenses in two ways:
—	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.
—	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.
DWS Tax-Exempt Money Fund	|	29

Expenses and Value of a $1,000 Investment
for the six months ended October 31, 2021 (Unaudited)

Actual Fund Return	DWS Tax-Exempt Money Fund
Beginning Account Value 5/1/21	$1,000.00
Ending Account Value 10/31/21	$1,000.05
Expenses Paid per $1,000*	$ .35
Hypothetical 5% Fund Return
Beginning Account Value 5/1/21	$1,000.00
Ending Account Value 10/31/21	$1,024.85
Expenses Paid per $1,000*	$ .36
*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratio	DWS Tax-Exempt Money Fund
DWS Tax-Exempt Portfolio	.07%
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.
30	|	DWS Tax-Exempt Money Fund

Other Information
Proxy Voting
The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings
Each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com as of each month-end. Please see the Fund’s current prospectus for more information.
DWS Tax-Exempt Money Fund	|	31

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Tax-Exempt Portfolio’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2021.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—	The Board also received extensive information throughout the year regarding performance of the Fund.
—	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—	In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s
32	|	DWS Tax-Exempt Money Fund

shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2020, the Fund’s gross performance (DWS Tax-Exempt Cash Premier Shares) was in the 2nd quartile, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment
DWS Tax-Exempt Money Fund	|	33

advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2020). Based on Broadridge data provided as of December 31, 2020, the Board noted that the Fund’s total (net) operating expenses (excluding 12b-1 fees and/or shareholder administration fees, if applicable) were lower than the median of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: Service Shares (1st quartile), DWS Tax-Exempt Cash Premier Shares (1st quartile), Tax-Free Investment Class shares (1st quartile), Tax-Exempt Cash Managed Shares (1st quartile), DWS Tax-Exempt Money Fund shares (1st quartile) and DWS Tax-Free Money Fund Class S shares (1st quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA from time to time in recent years to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall
34	|	DWS Tax-Exempt Money Fund

profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.
DWS Tax-Exempt Money Fund	|	35

Privacy Statement
FACTS	What Does DWS Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number
How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.
Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?
For our everyday business purposes —such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

36	|	DWS Tax-Exempt Money Fund

Who we are
Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards, secured files, and secured buildings.
How does DWS collect my personal information?	We collect your personal information, for example, when you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments
Why can’t I limit all sharing?	Federal law gives you the right to limit only
— sharing for affiliates’ everyday business purposes
— information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB” ) name, such as
DB AG Frankfurt.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.
California residents may go to https://fundsus.dws.com/us/en-us/legal-resources/privacy-policy.html to obtain additional information relating to their rights under California state law.
Rev. 12/2021
DWS Tax-Exempt Money Fund	|	37

Notes

Notes

222 South Riverside Plaza
Chicago, IL 60606-5808
DTEMF-3
(R-033438-9 12/21)

October 31, 2021
Semiannual Report
to Shareholders
DWS Tax-Free Money Fund Class S
DWS Tax-Exempt Portfolio

Contents
3	Portfolio Summary
4	Investment Portfolio
15	Statement of Assets and Liabilities
17	Statement of Operations
18	Statements of Changes in Net Assets
19	Financial Highlights
20	Notes to Financial Statements
29	Information About Your Fund’s Expenses
31	Other Information
32	Advisory Agreement Board Considerations and Fee Evaluation
36	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit dws.com. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The share price of money market funds can fall below the $1.00 share price. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the Fund may have a significant adverse effect on the share prices of all classes of shares of the Fund. Please read the prospectus for specific details regarding the Fund’s risk profile.
War, terrorism, economic uncertainty, trade disputes, public health crises (including the ongoing pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
NOT A DEPOSIT    NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
2	|	DWS Tax-Free Money Fund Class S

Portfolio Summary	(Unaudited)
DWS Tax-Exempt Portfolio
Asset Allocation (As a % of Investment Portfolio)	10/31/21	4/30/21
Variable Rate Demand Notes	76%	72%
Tax-Exempt Commercial Paper	11%	10%
Variable Rate Demand Preferred Shares	9%	11%
Bonds and Notes	3%	2%
Floating-Rate Notes	1%	5%
	100%	100%
Weighted Average Maturity	10/31/21	4/30/21
Cash Account Trust — DWS Tax-Exempt Portfolio	11 days	8 days
iMoneyNet Money Fund Average™ — Tax-Free National Retail*	25 days	20 days
*	The Fund is compared to its respective iMoneyNet Money Fund Average category: Tax-Free National Retail — Category includes retail funds that invest in obligations of tax-exempt entities, including state and municipal authorities.
Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 4. A quarterly Fact Sheet is available on dws.com or upon request.
DWS Tax-Free Money Fund Class S	|	3

Investment Portfolio	as of October 31, 2021 (Unaudited)
	Principal Amount ($)	Value ($)
Municipal Investments 99.7%
Alaska 0.1%
Alaska, State Housing Finance Corp., Capital Project, Series C, 0.06% (a), 11/5/2021	160,000	160,000
California 22.0%
California, East Bay Municipal Utility District:
Series A-1, 0.07%, 12/3/2021	5,000,000	5,000,000
Series A-2, TECP, 0.08%, 12/2/2021	4,000,000	4,000,000
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 0.14% (a), 11/5/2021, LIQ: Societe Generale	9,100,000	9,100,000
California, Nuveen Municipal Credit Opportunities Fund, 144A, AMT, 0.16% (a), 11/5/2021, LOC: Sumitomo Mitsui Banking	9,300,000	9,300,000
California, State General Obligation:
Series A-1, TECP, 0.04%, 11/2/2021	2,000,000	2,000,000
Series A-1, TECP, 0.06%, 12/15/2021	4,000,000	4,000,000
Series A-2, TECP, 0.08%, 11/2/2021	3,500,000	3,500,000
Series 2019-MIZ9003, 144A, 0.3% (a), 11/4/2021, LIQ: Mizuho Bank Ltd., LOC: Mizuho Bank Ltd.	5,665,000	5,665,000
San Bernardino County, CA, Flood Control District Judgment Obligation, 0.08% (a), 11/5/2021, LOC: Bank of America NA	500,000	500,000
		43,065,000
Colorado 0.2%
Colorado, State Housing & Finance Authority, Series I - AA2, 0.05% (a), 11/5/2021, SPA: Royal Bank of Canada	475,000	475,000
Connecticut 0.6%
Connecticut, Tender Option Bond Trust Receipts, Series 2018-XG0204, 144A, 0.08% (a), 11/5/2021, LIQ: Barclays Bank PLC	1,135,000	1,135,000
Delaware 0.6%
Delaware, State Economic Development Authority Revenue, YMCA State Project, 0.06% (a), 11/5/2021, LOC: PNC Bank NA	1,270,000	1,270,000
Florida 1.8%
Alachua County, FL, Housing Finance Authority, Multi-Family Revenue, Santa Fe Apartments II Project, 0.05% (a), 11/5/2021, LIQ: Fannie Mae, LOC: Fannie Mae	875,000	875,000
The accompanying notes are an integral part of the financial statements.
4	|	DWS Tax-Free Money Fund Class S

	Principal Amount ($)	Value ($)
Jacksonville, FL, Water & Sewer System Revenue, Series A-2, 0.05% (a), 11/5/2021, LOC: Sumitomo Mitsui Banking	425,000	425,000
Lakeland, FL, Educational Facilities Revenue, Florida Southern College Project, Series B, 0.05% (a), 11/5/2021, LOC: TD Bank NA	215,000	215,000
Palm Beach County, FL, Henry Morrison Flagler Project Revenue, 0.1% (a), 11/5/2021, LOC: Northern Trust Company	1,300,000	1,300,000
Pinellas County, FL, Health Facilities Authority, Suncoast Hospice Project, 0.11% (a), 11/5/2021, LOC: Wells Fargo Bank NA	160,000	160,000
Pinellas County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Booker Creek Apartments, 0.05% (a), 11/5/2021, LOC: Freddie Mac	525,000	525,000
		3,500,000
Georgia 3.7%
Georgia, Tender Option Bond Trust Receipts, Series 2018-XF0709, 144A, 0.09% (a), 11/5/2021, LIQ: JP Morgan Chase Bank NA	6,800,000	6,800,000
Valdosta-Lowndes County, GA, Industrial Development Authority, Martins Famous Pastry Shoppe, Inc., Series A, AMT, 0.21% (a), 11/5/2021, LOC: Wells Fargo Bank NA	550,000	550,000
		7,350,000
Illinois 7.6%
Brookfield, IL, Zoo Project, 0.06% (a), 11/5/2021, LOC: Northern Trust Company	900,000	900,000
Galesburg, IL, Knox College Project, 0.09% (a), 11/5/2021, LOC: PNC Bank NA	1,800,000	1,800,000
Illinois, State Development Finance Authority, American College Surgeons, 0.05% (a), 11/5/2021, LOC: Northern Trust Company	570,000	570,000
Illinois, State Development Finance Authority, American Youth Hostels Project, 0.05% (a), 11/5/2021, LOC: BMO Harris Bank NA	520,000	520,000
Illinois, State Development Finance Authority, Ignatius College Project, 0.06% (a), 11/5/2021, LOC: PNC Bank NA	2,000,000	2,000,000
Illinois, State Development Finance Authority, YMCA Metropolitan Chicago Project, 0.06% (a), 11/5/2021, LOC: BMO Harris Bank NA	1,700,000	1,700,000
Illinois, State Educational Facilities Authority Revenue, The Adler Planetarium, 0.06% (a), 11/5/2021, LOC: PNC Bank NA	1,550,000	1,550,000
The accompanying notes are an integral part of the financial statements.
DWS Tax-Free Money Fund Class S	|	5

	Principal Amount ($)	Value ($)
Illinois, State Educational Facilities Authority, Columbia College Chicago, 0.08% (a), 11/5/2021, LOC: BMO Harris Bank NA	485,000	485,000
Illinois, State Finance Authority Revenue, Clearbrook Project, 0.05% (a), 11/5/2021, LOC: BMO Harris Bank NA	1,205,000	1,205,000
Illinois, State Finance Authority Revenue, North Park University Project, 0.05% (a), 11/5/2021, LOC: U.S. Bank NA	995,000	995,000
Illinois, State Finance Authority Revenue, Steppenwolf Theatre Co., Project, 0.08% (a), 11/5/2021, LOC: Northern Trust Company	1,950,000	1,950,000
Illinois, State Housing Development Authority, Multi-Family Revenue, Woodlawn Apartments, Series A, 0.08% (a), 11/5/2021, LOC: Freddie Mac	840,000	840,000
University of Illinois, 0.05% (a), 11/5/2021, LOC: JPMorgan Chase Bank NA	420,000	420,000
		14,935,000
Indiana 0.9%
Elkhart County, IN, Multi-Family Revenue, Ashton Pines Apartments, Series A, 0.05% (a), 11/5/2021, LOC: Federal Home Loan Bank	605,000	605,000
St. Joseph County, IN, Economic Development Revenue, Series 2004, 0.08% (a), 11/5/2021, LOC: PNC Bank NA	1,185,000	1,185,000
		1,790,000
Iowa 4.5%
Iowa, Finance Authority, Educational Facility Revenue, Holy Family Catholic School Project, 0.03% (a), 11/1/2021, LOC: U.S. Bank NA	2,000,000	2,000,000
Iowa, State Finance Authority, Economic Development Revenue, Midwestern Disaster Area, Series A, 0.08% (a), 11/5/2021	1,400,000	1,400,000
Iowa, State Finance Authority, Midwestern Disaster Area Revenue, 0.09% (a), 11/5/2021	405,000	405,000
Iowa, State Higher Education Loan Authority Revenue, Loras College, 0.03% (a), 11/1/2021, LOC: Bank of America NA	3,525,000	3,525,000
Iowa, State Higher Education Loan Authority, Private College, Loras College, 0.03% (a), 11/1/2021, LOC: Bank of America NA	1,400,000	1,400,000
		8,730,000
The accompanying notes are an integral part of the financial statements.
6	|	DWS Tax-Free Money Fund Class S

	Principal Amount ($)	Value ($)
Kansas 0.6%
Kansas, State Development Finance Authority, Health Facilities, University of Kansas Health System, Series J, 0.03% (a), 11/1/2021, LOC: U.S. Bank NA	180,000	180,000
Olathe, KS, Industrial Revenue, Multi Modal Diamant Boart, Series A, AMT, 0.2% (a), 11/5/2021, LOC: Svenska Handelsbanken	1,000,000	1,000,000
		1,180,000
Kentucky 0.2%
Boone County, KY, Pollution Control Revenue, Duke Energy Kentucky, Inc., 0.07% (a), 11/5/2021, LOC: Sumitomo Mitsui Banking	300,000	300,000
Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare, Inc., Series B, 0.03% (a), 11/1/2021, LOC: PNC Bank NA	150,000	150,000
		450,000
Louisiana 1.0%
Louisiana, Public Facilities Authority Revenue, Christus Health, Series B-1, 0.07% (a), 11/5/2021, LOC: Bank of NY Mellon	1,470,000	1,470,000
Louisiana, State Housing Finance Agency Multi-Family Housing Revenue, Reserve Jefferson Crossing, 0.08% (a), 11/5/2021, LOC: Freddie Mac	535,000	535,000
		2,005,000
Maryland 0.9%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health System, Series B, 0.06% (a), 11/5/2021, LOC: Bank of America NA	125,000	125,000
Maryland, State Health & Higher Educational Facilities Authority Revenue, Gaudenzia Foundation, 0.06% (a), 11/5/2021, LOC: PNC Bank NA	1,720,000	1,720,000
		1,845,000
Massachusetts 1.4%
Massachusetts, State Development Finance Agency Revenue, Clark University, 0.05% (a), 11/5/2021, LOC: TD Bank NA	200,000	200,000
Massachusetts, State Water Resources Authority:
Series A-2, 0.06% (a), 11/5/2021, SPA: TD Bank NA	40,000	40,000
The accompanying notes are an integral part of the financial statements.
DWS Tax-Free Money Fund Class S	|	7

	Principal Amount ($)	Value ($)
Series A-3, 0.06% (a), 11/5/2021, SPA: Wells Fargo Bank NA	180,000	180,000
Massachusetts, Tender Option Bond Trust Receipts, Series 2015-XF2203, 144A, 0.09% (a), 11/5/2021, LIQ: Toronto-Dominion Bank	2,300,000	2,300,000
		2,720,000
Michigan 4.9%
Kent, MI, Hospital Finance Authority, Spectrum Health System, Series C, 0.07% (a), 11/5/2021, LOC: Bank of NY Mellon	305,000	305,000
Michigan, State Finance Authority Revenue, Hospital Project, Ascension Senior Credit Group, Series E-3, 0.06% (a), 11/5/2021	400,000	400,000
Michigan, State Housing Development Authority, Single-Family Mortgage Revenue, Series B, AMT, 0.16% (a), 11/5/2021, SPA: Industrial & Commercial Bank of China	5,890,000	5,890,000
Michigan, State University Revenues, Series 2000-A, 0.06% (a), 11/5/2021, SPA: Northern Trust Company	1,000,000	1,000,000
Michigan, University of Michigan General Revenue, Series B, 0.02% (a), 11/1/2021	1,950,000	1,950,000
		9,545,000
Mississippi 0.0%
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc., Series F, 0.06% (a), 11/5/2021, GTY: Chevron Corp.	50,000	50,000
Missouri 2.7%
Kansas City, MO, Special Obligation, H. Roe Bartle Convention Center, Series E, 0.06% (a), 11/5/2021, LOC: Sumitomo Mitsui Banking	710,000	710,000
Missouri, State Health & Educational Facilities Authority Revenue, St Louis University:
Series B, 0.03% (a), 11/1/2021, LOC: U.S. Bank NA	325,000	325,000
Series B-1, 0.04% (a), 11/1/2021, LOC: Barclays Bank PLC	800,000	800,000
Missouri, Tender Option Bond Trust Receipts, Series 2015-XF2198, 144A, 0.1% (a), 11/5/2021, LIQ: Citibank NA	2,660,000	2,660,000
Nodaway County, MO, Industrial Development Authority, Educational Facilities Revenue, North West Foundation, Inc., 0.05% (a), 11/5/2021, LOC: U.S. Bank NA	445,000	445,000
Wright City, MO, Industrial Revenue, WaterLow Process Systems, Inc., AMT, 0.21% (a), 11/5/2021, LOC: Bank of America NA	380,000	380,000
		5,320,000
The accompanying notes are an integral part of the financial statements.
8	|	DWS Tax-Free Money Fund Class S

	Principal Amount ($)	Value ($)
Nebraska 1.1%
Washington County, NE, Industrial Development Revenue, Cargill, Inc., Series B, 0.08% (a), 11/5/2021	2,200,000	2,200,000
Nevada 1.3%
Clark County, NV, Airport Revenue, Series D-2B, 0.06% (a), 11/5/2021, LOC: Barclays Bank PLC	1,615,000	1,615,000
Clark County, NV, Airport Systems Revenue, Series D-3, 0.06% (a), 11/5/2021, LOC: Bank of America NA	990,000	990,000
		2,605,000
New Jersey 0.2%
New Jersey, State Health Care Facilities Financing Authority Revenue, AHS Hospital Corp., Series C, 0.05% (a), 11/5/2021, LOC: JPMorgan Chase Bank NA	400,000	400,000
New Mexico 0.5%
New Mexico, State Mortgage Finance Authority, Multi-Family Housing Revenue, Villas de San Ignacio LP, Series A, 0.05% (a), 11/5/2021, LOC: Freddie Mac	1,050,000	1,050,000
New York 9.5%
New York, Metropolitan Transportation Authority Revenue, Series E-1, 0.04% (a), 11/1/2021, LOC: Barclays Bank PLC	2,000,000	2,000,000
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Series A-1, 0.03% (a), 11/1/2021, LOC: TD Bank NA	2,775,000	2,775,000
New York, State Dormitory Authority Revenue, Non-State Supported Debt, Royal Charter Properties, Series A, 0.04% (a), 11/5/2021, LOC: Fannie Mae	385,000	385,000
New York, State Dormitory Authority, Mental Health Services, Series D-2E, 0.05% (a), 11/5/2021, LOC: Royal Bank of Canada	625,000	625,000
New York, State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co., Inc. Project, Series A-3, 0.05% (a), 11/5/2021, LOC: Mizuho Bank Ltd.	300,000	300,000
New York, Triborough Bridge & Tunnel Authority Revenue:
Series B-1, 0.02% (a), 11/1/2021, LOC: Bank of America NA	2,235,000	2,235,000
Series B-4C, 0.03% (a), 11/1/2021, LOC: U.S. Bank NA	300,000	300,000
Series A, 0.05% (a), 11/5/2021, LOC: Barclays Bank PLC	800,000	800,000
New York City, NY, Health & Hospital Corp., Health System Revenue, Series B, 0.06% (a), 11/5/2021, LOC: TD Bank NA	175,000	175,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Series F-2, 0.03% (a), 11/1/2021, LOC: Citibank NA	1,855,000	1,855,000
The accompanying notes are an integral part of the financial statements.
DWS Tax-Free Money Fund Class S	|	9

	Principal Amount ($)	Value ($)
Series F1B, 0.05% (a), 11/5/2021, SPA: U.S. Bank NA	170,000	170,000
Series BB, 0.1% (a), 11/5/2021, SPA: Industrial and Commercial Bank of China	2,645,000	2,645,000
New York, NY, General Obligation:
Series A-3, 0.03% (a), 11/1/2021, LOC: Mizuho Bank Ltd.	3,750,000	3,750,000
Series I-4, 0.03% (a), 11/1/2021, LOC: TD Bank NA	150,000	150,000
Series G, 0.04% (a), 11/1/2021, LOC: Mizuho Bank Ltd.	540,000	540,000
		18,705,000
North Carolina 2.6%
North Carolina, Charlotte-Mecklenburg Hospital Health Care Authorirty Revenue, Series E, 0.04% (a), 11/1/2021, LOC: Royal Bank of Canada	5,050,000	5,050,000
Ohio 4.2%
Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, 0.08% (a), 11/5/2021, LOC: Northern Trust Company	6,900,000	6,900,000
Franklin County, OH, Hospital Facilities Revenue, Health Corp., Series D, 0.06% (a), 11/5/2021, LOC: Northern Trust Company	280,000	280,000
Ohio, Akron Bath Copley Joint Township Hospital District, Concordia Lutheran Obligated Group, Series B, 0.06% (a), 11/5/2021, LOC: BMO Harris Bank NA	1,000,000	1,000,000
		8,180,000
Oklahoma 1.9%
Oklahoma, Tender Option Bond Trust Receipts, Series 2018-XM0708, 144A, AMT, 0.15% (a), 11/5/2021, LIQ: JP Morgan Chase Bank NA	3,750,000	3,750,000
Oregon 1.3%
Oregon, Business Development Commission, Murphy Company Project, Series 230, AMT, 0.08% (a), 11/5/2021, LOC: U.S. Bank NA	1,300,000	1,300,000
Oregon, State Facilities Authority Revenue, Peacehealth Systems:
Series A, 0.03% (a), 11/1/2021, LOC: U.S. Bank NA	825,000	825,000
Series B, 0.03% (a), 11/1/2021, LOC: TD Bank NA	350,000	350,000
		2,475,000
Pennsylvania 6.0%
Allegheny County, PA, Hospital Development Authority Revenue, Concordia Lutheran Obligated Group, Series A, 0.06% (a), 11/5/2021, LOC: BMO Harris Bank NA	4,900,000	4,900,000
Lancaster County, PA, Hospital Authority Revenue, Masonic Homes Project, Series D, 0.03% (a), 11/1/2021, LOC: JPMorgan Chase Bank NA	1,240,000	1,240,000
The accompanying notes are an integral part of the financial statements.
10	|	DWS Tax-Free Money Fund Class S

	Principal Amount ($)	Value ($)
Lancaster County, PA, Industrial Development Authority, Willow Valley Retirement, Series C, 0.05% (a), 11/5/2021, LOC: PNC Bank NA	2,500,000	2,500,000
Lebanon County, PA, Health Facility Authority Revenue, ECC Retirement Village Project, 0.05% (a), 11/5/2021, LOC: PNC Bank NA	490,000	490,000
Pennsylvania, State Economic Development Financing Authority Revenue, Hawley Silk Mill LLC, Recovery Zone Facility, Series A1, 0.09% (a), 11/5/2021, LOC: PNC Bank NA	600,000	600,000
Pennsylvania, State Economic Development Financing Authority, Economic Development Revenue, Kingsley Association Project, 0.09% (a), 11/5/2021, LOC: PNC Bank NA	175,000	175,000
Pennsylvania, Tender Option Bond Trust Receipts, Series 2019-ZF2779, 144A, 0.08% (a), 11/5/2021, LIQ: Barclays Bank PLC	1,500,000	1,500,000
Philadelphia, PA, General Obligation, Series B, 0.05% (a), 11/5/2021, LOC: Barclays Bank PLC	300,000	300,000
		11,705,000
Rhode Island 0.6%
Rhode Island, State Health & Educational Building Corp., Higher Education Facility Revenue, Bryant University, 0.06% (a), 11/5/2021, LOC: TD Bank NA	1,160,000	1,160,000
South Carolina 0.1%
South Carolina, State Jobs Economic Development Authority, Hospital Revenue, Prisma Healthcare Obligated Group, Series B, 0.03% (a), 11/1/2021, LOC: U.S. Bank NA	150,000	150,000
South Dakota 1.4%
South Dakota, State Health & Educational Facilities Authority, Sioux Vy Hospital & Health Revenue, Series B, 0.05% (a), 11/5/2021, LOC: U.S. Bank NA	2,710,000	2,710,000
Tennessee 0.4%
Greeneville, TN, Health & Educational Facilities Board Hospital Revenue, Series B, 0.05% (a), 11/5/2021, LOC: U.S. Bank NA	700,000	700,000
Texas 8.9%
Austin, TX, Water & Wastewater Systems Revenue, 0.06% (a), 11/5/2021, LOC: Barclays Bank PLC	1,130,000	1,130,000
Bowie County, TX, Industrial Development Corp. Revenue, 0.05% (a), 11/1/2021, LOC: JPMorgan Chase Bank NA	1,100,000	1,100,000
Harris County, TX, Hospital District Revenue, 0.06% (a), 11/5/2021, LOC: JPMorgan Chase Bank NA	550,000	550,000
The accompanying notes are an integral part of the financial statements.
DWS Tax-Free Money Fund Class S	|	11

	Principal Amount ($)	Value ($)
Harris County, TX, State General Obligation:
Series A-1, TECP, 0.1%, 12/8/2021	600,000	600,000
Series B, TECP, 0.1%, 12/8/2021	5,636,000	5,636,000
Series C, TECP, 0.1%, 12/8/2021	2,500,000	2,500,000
Houston, TX, Utility System Revenue, First Lien, Series B-2, 0.05% (a), 11/5/2021, LOC: Citibank NA	375,000	375,000
Mission, TX, Economic Development Corp., Industrial Development Revenue, CMI Project, 0.21% (a), 11/5/2021, LOC: Wells Fargo Bank NA	310,000	310,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Health Care System Project, Series C, 0.03% (a), 11/1/2021, LOC: TD Bank NA	100,000	100,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas Project, Series A, 0.03% (a), 11/1/2021, LOC: TD Bank NA	645,000	645,000
Tarrant County, TX, Cultural Educational Facilities Finance Corp. Revenue, Christus Health Obligated Group, Series C-2, 0.07% (a), 11/5/2021, LOC: Bank of NY Mellon	1,455,000	1,455,000
Texas, Tender Option Bond Trust Receipts, Series 2015-XF2201, 144A, 0.1% (a), 11/5/2021, LIQ: Toronto-Dominion Bank	3,100,000	3,100,000
		17,501,000
Vermont 0.3%
Vermont, State Educational & Health Buildings Financing Agency Revenue, Landmark College Project, Series A, 0.04% (a), 11/1/2021, LOC: TD Bank NA	545,000	545,000
Virginia 0.7%
Loudoun County, VA, Industrial Development Authority, Industrial Development Revenue, Jack Kent Cooke Foundation Project, 0.06% (a), 11/5/2021, LOC: Northern Trust Company	1,125,000	1,125,000
Lynchburg, VA, Economic Development Authority, Hospital Revenue, Centra Health Obligated Group, Series B, 0.04% (a), 11/1/2021, LOC: Truist Bank	200,000	200,000
		1,325,000
Washington 0.6%
Washington, State Housing Finance Commission, Combridge Apartments, 0.05% (a), 11/5/2021, LIQ: Fannie Mae, LOC: Fannie Mae	1,175,000	1,175,000
Wisconsin 0.7%
Wisconsin, State Health & Educational Facilities Authority Revenue, Marshfield Clinic Health System, Inc., Series A, 0.04% (a), 11/1/2021, LOC: Barclays Bank PLC	800,000	800,000
The accompanying notes are an integral part of the financial statements.
12	|	DWS Tax-Free Money Fund Class S

	Principal Amount ($)	Value ($)
Wisconsin, University Hospitals & Clinics Authority, Series B, 0.06% (a), 11/5/2021, LOC: U.S. Bank NA	275,000	275,000
Wisconsin, Whitewater Community Development Authority, Housing Preservation, 0.05% (a), 11/5/2021, LOC: BMO Harris Bank NA	275,000	275,000
		1,350,000
Other 3.7%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
“A” , Series M027, 144A, 0.07% (a), 11/5/2021, LIQ: Freddie Mac	2,480,000	2,480,000
“A” , Series M031, 144A, 0.08% (a), 11/5/2021, LIQ: Freddie Mac	2,810,000	2,810,000
“A” , Series M-055, 144A, 1-month USD LIBOR + 0.210%, 0.26% (b), 12/15/2028	2,015,000	2,015,000
		7,305,000
Total Municipal Investments (Cost $195,566,000)		195,566,000
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $195,566,000)	99.7	195,566,000
Other Assets and Liabilities, Net	0.3	601,070
Net Assets	100.0	196,167,070
(a)	Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of October 31, 2021. Date shown reflects the earlier of demand date or stated maturity date.
(b)	Floating rate security. These securities are shown at their current rate as of October 31, 2021.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AMT: Subject to alternative minimum tax.
GTY: Guaranty Agreement
LIQ: Liquidity Facility
LOC: Letter of Credit
SPA: Standby Bond Purchase Agreement
TECP: Tax Exempt Commercial Paper
LIBOR: London Interbank Offered Rate, the benchmark rate for certain floating rate securities, is expected to be phased out by the end of 2021, although the US Dollar LIBOR phase out may extend past 2021 for certain existing contracts. The Fund or the instruments
The accompanying notes are an integral part of the financial statements.
DWS Tax-Free Money Fund Class S	|	13

in which the Fund invests may be adversely affected by the phase out by, among other things, increased volatility or illiquidity. There remains uncertainty regarding the future use of LIBOR and the nature of any replacement reference rate and, accordingly, it is difficult to predict the impact to the Fund of the transition away from LIBOR.
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
The following is a summary of the inputs used as of October 31, 2021 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$195,566,000	$—	$195,566,000
Total	$ —	$195,566,000	$ —	$195,566,000
(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.
14	|	DWS Tax-Free Money Fund Class S

Statement of Assets and Liabilities
as of October 31, 2021 (Unaudited)

Assets	DWSTax-Exempt Portfolio
Investments in securities, valued at amortized cost	$ 195,566,000
Cash	43,122
Receivable for investments sold	700,000
Receivable for Fund shares sold	103,676
Interest receivable	20,159
Due from Advisor	2,983
Other assets	68,625
Total assets	196,504,565
Liabilities
Payable for Fund shares redeemed	246,983
Distributions payable	236
Accrued Trustees' fees	3,863
Other accrued expenses and payables	86,413
Total liabilities	337,495
Net assets, at value	$ 196,167,070
Net Assets Consist of
Distributable earnings (loss)	(5,915)
Paid-in capital	196,172,985
Net assets, at value	$ 196,167,070
The accompanying notes are an integral part of the financial statements.
DWS Tax-Free Money Fund Class S	|	15

Statement of Assets and Liabilities as of October 31, 2021 (Unaudited) (continued)

Net Asset Value	DWSTax-Exempt Portfolio
DWS Tax-Exempt Cash Premier Shares
Net Asset Value, offering and redemption price per share ($21,004,654 ÷ 20,982,872 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
DWS Tax-Exempt Money Fund
Net Asset Value, offering and redemption price per share ($104,243,770 ÷ 104,135,660 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
DWS Tax-Free Money Fund Class S
Net Asset Value, offering and redemption price per share ($38,636,356 ÷ 38,596,149 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
Service Shares
Net Asset Value, offering and redemption price per share ($6,050,735 ÷ 6,044,460 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
Tax-Exempt Cash Managed Shares
Net Asset Value, offering and redemption price per share ($16,506,822 ÷ 16,489,704 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
Tax-Free Investment Class
Net Asset Value, offering and redemption price per share ($9,724,733 ÷ 9,714,649 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
The accompanying notes are an integral part of the financial statements.
16	|	DWS Tax-Free Money Fund Class S

Statement of Operations
for the six months ended October 31, 2021 (Unaudited)

Investment Income	DWSTax-Exempt Portfolio
Income:
Interest	$ 82,644
Expenses:
Management fee	86,077
Administration fee	102,139
Services to shareholders	60,925
Distribution and service fees	51,810
Custodian fee	2,708
Professional fees	29,848
Reports to shareholders	29,796
Registration fees	55,548
Trustees' fees and expenses	5,112
Other	18,420
Total expenses before expense reductions	442,383
Expense reductions	(370,083)
Total expenses after expense reductions	72,300
Net investment income	10,344
Net realized gain (loss) from investments	2
Net increase (decrease) in net assets resulting from operations	$ 10,346
The accompanying notes are an integral part of the financial statements.
DWS Tax-Free Money Fund Class S	|	17

Statements of Changes in Net Assets
DWS Tax-Exempt Portfolio
	Six Months Ended October 31, 2021	Year Ended April 30,
Increase (Decrease) in Net Assets	(Unaudited)	2021
Operations:
Net investment income	$ 10,344	$ 70,914
Net realized gain (loss)	2	(440)
Net increase (decrease) in net assets resulting from operations	10,346	70,474
Distributions to shareholders:
DWS Tax-Exempt Cash Premier Shares	(1,033)	(19,453)
DWS Tax-Exempt Money Fund	(5,310)	(35,797)
DWS Tax-Free Money Fund Class S	(1,867)	(11,107)
Service Shares	(254)	(520)
Tax-Exempt Cash Managed Shares	(1,394)	(3,121)
Tax-Free Investment Class	(486)	(914)
Total distributions	(10,344)	(70,912)
Fund share transactions:
Proceeds from shares sold	50,914,587	253,602,023
Reinvestment of distributions	8,505	65,255
Payments for shares redeemed	(76,340,670)	(273,752,177)
Net increase (decrease) in net assets from Fund share transactions	(25,417,578)	(20,084,899)
Increase (decrease) in net assets	(25,417,576)	(20,085,337)
Net assets at beginning of period	221,584,646	241,669,983
Net assets at end of period	$196,167,070	$ 221,584,646

The accompanying notes are an integral part of the financial statements.
18	|	DWS Tax-Free Money Fund Class S

Financial Highlights
DWS Tax-Exempt Portfolio — DWS Tax-Free Money Fund Class S
	Six Months Ended 10/31/21	Years Ended April 30,
	(Unaudited)	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.000 *	.000 *	.012	.013	.008	.005
Net realized gain (loss)	.000 *	(.000) *	.000 *	.000 *	.000 *	(.000) *
Total from investment operations	.000 *	.000 *	.012	.013	.008	.005
Less distributions from:
Net investment income	(.000) *	(.000) *	(.012)	(.013)	(.008)	(.005)
Net realized gains	—	—	—	—	—	(.000) *
Total distributions	(.000) *	(.000) *	(.012)	(.013)	(.008)	(.005)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	.01 **	.02	1.22	1.30	.79	.46
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	39	40	49	52	51	55
Ratio of expenses before expense reductions (%)	.41 ***	.39	.38	.40	.36	.33
Ratio of expenses after expense reductions (%)	.07 ***	.18	.25	.26	.27	.28
Ratio of net investment income (%)	.01 ***	.02	1.22	1.29	.78	.38
[a]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.0005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.
DWS Tax-Free Money Fund Class S	|	19

Notes to Financial Statements	(Unaudited)
A.	Organization and Significant Accounting Policies
Cash Account Trust (the “Trust” ) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Trust offers two funds: DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio. These financial statements report on DWS Tax-Exempt Portfolio (the “Fund” ).
DWS Tax-Exempt Portfolio offers six classes of shares: DWS Tax-Exempt Cash Premier Shares, DWS Tax-Exempt Money Fund, DWS Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class. The Fund may impose liquidity fees on redemptions and/or temporarily suspend (gate) redemptions if the Fund’s liquidity falls below required minimums because of market conditions or other factors.
The financial highlights for all classes of shares, other than DWS Tax-Free Money Fund Class S, are provided separately and are available upon request.
The Fund’s investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level
20	|	DWS Tax-Free Money Fund Class S

assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/ amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.
At April 30, 2021, the Fund had net tax basis capital loss carryforwards of approximately $6,000 of short-term losses, which may be applied against realized net taxable capital gains indefinitely.
At October 31, 2021, DWS Tax-Exempt Portfolio had an aggregate cost of investments for federal income tax purposes of $195,566,000.
The Fund has reviewed the tax positions for the open tax years as of April 30, 2021 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no book-to-tax differences for the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.
DWS Tax-Free Money Fund Class S	|	21

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.
B.	Related Parties
Management Agreement. Under an Amended and Restated Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
The monthly management fee for the Fund is computed based on the combined average daily net assets of the two funds of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds’ combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%
Accordingly, for the six months ended October 31, 2021, the fee pursuant to the Investment Management Agreement on DWS Tax-Exempt Portfolio was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.082% of the Fund’s average daily net assets.
For the period from May 1, 2021 through September 30, 2022, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the DWS Tax-Free Money Fund Class S to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.48%.
22	|	DWS Tax-Free Money Fund Class S

In addition, the Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on DWS Tax-Free Money Fund Class S.
In addition, the Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes’ semiannual reports that are provided separately and are available upon request.
For the six months ended October 31, 2021, fees waived and/or expenses reimbursed for each class are as follows:
DWS Tax-Exempt Cash Premier Shares	$ 28,581
DWS Tax-Exempt Money Fund	157,192
DWS Tax-Free Money Fund Class S	66,891
Service Shares	28,137
Tax-Exempt Cash Managed Shares	57,280
Tax-Free Investment Class	32,002
$ 370,083
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended October 31, 2021, the Administration Fee was as follows:
Fund	Administration Fee	Unpaid at October 31, 2021
DWS Tax-Exempt Portfolio	$102,139	$16,201
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing
DWS Tax-Free Money Fund Class S	|	23

fee it receives from the Fund. For the six months ended October 31, 2021, the amounts charged to the Fund by DSC were as follows:
DWS Tax-Exempt Portfolio:	Total Aggregated	Unpaid at October 31, 2021
DWS Tax-Exempt Cash Premier Shares	$ 2,192	$ 2,192
DWS Tax-Exempt Money Fund	18,286	6,562
DWS Tax-Free Money Fund Class S	15,810	5,582
Service Shares	6,352	717
Tax-Exempt Cash Managed Shares	611	611
Tax-Free Investment Class	3,812	1,317
	$ 47,063	$ 16,981
In addition, for the six months ended October 31, 2021, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
DWS Tax-Exempt Money Fund	$ 418
DWS Tax-Free Money Fund Class S	770
$ 1,188
Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ), calculated as a percentage of average daily net assets for the shares listed in the following table.
For the six months ended October 31, 2021, the Distribution Fee was as follows:
DWS Tax-Exempt Portfolio:	Distribution Fee	Unpaid at October 31, 2021	Annualized Rate	Contractual Rate
Service Shares	$ 15,243	$ 3,105.60%		.60%
Tax-Free Investment Class	12,218	2,069.25%		.25%
	$ 27,461	$ 5,174
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.
24	|	DWS Tax-Free Money Fund Class S

For the six months ended October 31, 2021, the Service Fee was as follows:
DWS Tax-Exempt Portfolio:	Service Fee	Unpaid at October 31, 2021	Annualized Rate	Contractual Rate
Tax-Exempt Cash Managed Shares	$ 20,928	$ 2,272.15%		.15%
Tax-Free Investment Class	3,421	579.07%		.07%
	$ 24,349	$ 2,851
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended October 31, 2021, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  was as follows:
Fund	Total Aggregated	Unpaid at October 31, 2021
DWS Tax-Exempt Portfolio	$745	$140
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the six months ended October 31, 2021, the Fund engaged in securities purchases of $32,170,000 and securities sales of $25,330,000 with a net gain (loss) on securities sales of $0, with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.
C.	Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $350 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at October 31, 2021.
DWS Tax-Free Money Fund Class S	|	25

D.	Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
DWS Tax-Exempt Portfolio
	Six Months Ended October 31, 2021		Year Ended April 30, 2021
	Shares	Dollars	Shares	Dollars
Shares sold
DWS Tax-Exempt Cash Premier Shares	15,476,833	$ 15,476,833	77,766,770	$ 77,766,770
DWS Tax-Exempt Money Fund	11,882,067	11,882,067	24,747,256	24,747,256
DWS Tax-Free Money Fund Class S	3,273,292	3,273,292	6,026,999	6,026,999
Service Shares	10,639,384	10,639,384	58,224,291	58,224,291
Tax-Exempt Cash Managed Shares	8,098,001	8,098,001	77,980,751	77,980,751
Tax-Free Investment Class	1,537,479	1,537,479	8,847,306	8,847,306
Account maintenance fees	—	7,531	—	8,650
		$ 50,914,587		$ 253,602,023
Shares issued to shareholders in reinvestment of distributions
DWS Tax-Exempt Cash Premier Shares	746	$ 746	17,890	$ 17,890
DWS Tax-Exempt Money Fund	5,192	5,192	35,351	35,351
DWS Tax-Free Money Fund Class S	1,827	1,827	10,583	10,583
Service Shares	250	250	510	510
Tax-Exempt Cash Managed Shares	6	6	12	12
Tax-Free Investment Class	484	484	909	909
		$ 8,505		$ 65,255
26	|	DWS Tax-Free Money Fund Class S

	Six Months Ended October 31, 2021		Year Ended April 30, 2021
	Shares	Dollars	Shares	Dollars
Shares redeemed
DWS Tax-Exempt Cash Premier Shares	(20,954,561)	$ (20,954,561)	(85,934,445)	$ (85,934,445)
DWS Tax-Exempt Money Fund	(16,284,298)	(16,284,298)	(33,031,135)	(33,031,135)
DWS Tax-Free Money Fund Class S	(4,527,565)	(4,527,565)	(14,888,349)	(14,888,349)
Service Shares	(9,572,968)	(9,572,968)	(55,943,158)	(55,943,158)
Tax-Exempt Cash Managed Shares	(23,660,001)	(23,660,001)	(77,657,029)	(77,657,029)
Tax-Free Investment Class	(1,341,277)	(1,341,277)	(6,298,061)	(6,298,061)
		$ (76,340,670)		$ (273,752,177)
Net increase (decrease)
DWS Tax-Exempt Cash Premier Shares	(5,476,982)	$ (5,476,982)	(8,149,785)	$ (8,149,785)
DWS Tax-Exempt Money Fund	(4,397,039)	(4,397,039)	(8,248,528)	(8,248,528)
DWS Tax-Free Money Fund Class S	(1,252,446)	(1,252,446)	(8,850,767)	(8,850,767)
Service Shares	1,066,666	1,066,666	2,281,643	2,281,643
Tax-Exempt Cash Managed Shares	(15,561,994)	(15,561,994)	323,734	323,734
Tax-Free Investment Class	196,686	196,686	2,550,154	2,550,154
Account maintenance fees	—	7,531	—	8,650
		$ (25,417,578)		$ (20,084,899)
E.	Money Market Fund Investments and Yield
Rising interest rates could cause the value of the Fund’s investments — and therefore its share price as well — to decline. Conversely, any decline in interest rates is likely to cause the Fund’s yield to decline, and during periods of unusually low interest rates, the Fund’s yield may approach zero. A low interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income and, at times, could impair the Fund’s ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Money market funds try to minimize this risk by purchasing short-term securities.
DWS Tax-Free Money Fund Class S	|	27

F.	Other — COVID-19 Pandemic
A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain interruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting.
28	|	DWS Tax-Free Money Fund Class S

Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses for the DWS Tax-Free Money Fund Class S; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2021 to October 31, 2021).
The tables illustrate your Fund’s expenses in two ways:
—	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.
—	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.
DWS Tax-Free Money Fund Class S	|	29

Expenses and Value of a $1,000 Investment
for the six months ended October 31, 2021 (Unaudited)

Actual Fund Return	DWS Tax-Free Money Fund Class S
Beginning Account Value 5/1/21	$1,000.00
Ending Account Value 10/31/21	$1,000.05
Expenses Paid per $1,000*	$ .35
Hypothetical 5% Fund Return
Beginning Account Value 5/1/21	$1,000.00
Ending Account Value 10/31/21	$1,024.85
Expenses Paid per $1,000*	$ .36
*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratio	DWS Tax-Free Money Fund Class S
DWS Tax-Exempt Portfolio	.07%
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.
30	|	DWS Tax-Free Money Fund Class S

Other Information
Proxy Voting
The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings
Each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com as of each month-end. Please see the Fund’s current prospectus for more information.
DWS Tax-Free Money Fund Class S	|	31

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Tax-Exempt Portfolio’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2021.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—	The Board also received extensive information throughout the year regarding performance of the Fund.
—	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—	In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s
32	|	DWS Tax-Free Money Fund Class S

shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2020, the Fund’s gross performance (DWS Tax-Exempt Cash Premier Shares) was in the 2nd quartile, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment
DWS Tax-Free Money Fund Class S	|	33

advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2020). Based on Broadridge data provided as of December 31, 2020, the Board noted that the Fund’s total (net) operating expenses (excluding 12b-1 fees and/or shareholder administration fees, if applicable) were lower than the median of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: Service Shares (1st quartile), DWS Tax-Exempt Cash Premier Shares (1st quartile), Tax-Free Investment Class shares (1st quartile), Tax-Exempt Cash Managed Shares (1st quartile), DWS Tax-Exempt Money Fund shares (1st quartile) and DWS Tax-Free Money Fund Class S shares (1st quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA from time to time in recent years to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall
34	|	DWS Tax-Free Money Fund Class S

profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.
DWS Tax-Free Money Fund Class S	|	35

Privacy Statement
FACTS	What Does DWS Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number
How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.
Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?
For our everyday business purposes —such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

36	|	DWS Tax-Free Money Fund Class S

Who we are
Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards, secured files, and secured buildings.
How does DWS collect my personal information?	We collect your personal information, for example, when you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments
Why can’t I limit all sharing?	Federal law gives you the right to limit only
— sharing for affiliates’ everyday business purposes
— information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB” ) name, such as
DB AG Frankfurt.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.
California residents may go to https://fundsus.dws.com/us/en-us/legal-resources/privacy-policy.html to obtain additional information relating to their rights under California state law.
Rev. 12/2021
DWS Tax-Free Money Fund Class S	|	37

Notes

Notes

222 South Riverside Plaza
Chicago, IL 60606-5808
DTFMF-3
(R-033439-9 12/21)

October 31, 2021
Semiannual Report
to Shareholders
DWS Tax-Exempt Portfolio
DWS Tax-Exempt Cash Premier Shares
Fund #148
Tax-Exempt Cash Managed Shares
Fund #248

Contents
3	Portfolio Summary
4	Investment Portfolio
15	Statement of Assets and Liabilities
17	Statement of Operations
18	Statements of Changes in Net Assets
19	Financial Highlights
21	Notes to Financial Statements
30	Information About Your Fund’s Expenses
32	Other Information
33	Advisory Agreement Board Considerations and Fee Evaluation
37	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit dws.com. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The share price of money market funds can fall below the $1.00 share price. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the Fund may have a significant adverse effect on the share prices of all classes of shares of the Fund. Please read the prospectus for specific details regarding the Fund’s risk profile.
War, terrorism, economic uncertainty, trade disputes, public health crises (including the ongoing pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
NOT A DEPOSIT    NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
2	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Portfolio Summary	(Unaudited)
DWS Tax-Exempt Portfolio
Asset Allocation (As a % of Investment Portfolio)	10/31/21	4/30/21
Variable Rate Demand Notes	76%	72%
Tax-Exempt Commercial Paper	11%	10%
Variable Rate Demand Preferred Shares	9%	11%
Bonds and Notes	3%	2%
Floating-Rate Notes	1%	5%
	100%	100%
Weighted Average Maturity	10/31/21	4/30/21
Cash Account Trust — DWS Tax-Exempt Portfolio	11 days	8 days
iMoneyNet Money Fund Average™ — Tax-Free National Retail*	25 days	20 days
*	The Fund is compared to its respective iMoneyNet Money Fund Average category: Tax-Free National Retail — Category includes retail funds that invest in obligations of tax-exempt entities, including state and municipal authorities.
Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 4. A quarterly Fact Sheet is available on dws.com or upon request.
DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	3

Investment Portfolio	as of October 31, 2021 (Unaudited)
	Principal Amount ($)	Value ($)
Municipal Investments 99.7%
Alaska 0.1%
Alaska, State Housing Finance Corp., Capital Project, Series C, 0.06% (a), 11/5/2021	160,000	160,000
California 22.0%
California, East Bay Municipal Utility District:
Series A-1, 0.07%, 12/3/2021	5,000,000	5,000,000
Series A-2, TECP, 0.08%, 12/2/2021	4,000,000	4,000,000
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 0.14% (a), 11/5/2021, LIQ: Societe Generale	9,100,000	9,100,000
California, Nuveen Municipal Credit Opportunities Fund, 144A, AMT, 0.16% (a), 11/5/2021, LOC: Sumitomo Mitsui Banking	9,300,000	9,300,000
California, State General Obligation:
Series A-1, TECP, 0.04%, 11/2/2021	2,000,000	2,000,000
Series A-1, TECP, 0.06%, 12/15/2021	4,000,000	4,000,000
Series A-2, TECP, 0.08%, 11/2/2021	3,500,000	3,500,000
Series 2019-MIZ9003, 144A, 0.3% (a), 11/4/2021, LIQ: Mizuho Bank Ltd., LOC: Mizuho Bank Ltd.	5,665,000	5,665,000
San Bernardino County, CA, Flood Control District Judgment Obligation, 0.08% (a), 11/5/2021, LOC: Bank of America NA	500,000	500,000
		43,065,000
Colorado 0.2%
Colorado, State Housing & Finance Authority, Series I - AA2, 0.05% (a), 11/5/2021, SPA: Royal Bank of Canada	475,000	475,000
Connecticut 0.6%
Connecticut, Tender Option Bond Trust Receipts, Series 2018-XG0204, 144A, 0.08% (a), 11/5/2021, LIQ: Barclays Bank PLC	1,135,000	1,135,000
Delaware 0.6%
Delaware, State Economic Development Authority Revenue, YMCA State Project, 0.06% (a), 11/5/2021, LOC: PNC Bank NA	1,270,000	1,270,000
Florida 1.8%
Alachua County, FL, Housing Finance Authority, Multi-Family Revenue, Santa Fe Apartments II Project, 0.05% (a), 11/5/2021, LIQ: Fannie Mae, LOC: Fannie Mae	875,000	875,000
The accompanying notes are an integral part of the financial statements.
4	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

	Principal Amount ($)	Value ($)
Jacksonville, FL, Water & Sewer System Revenue, Series A-2, 0.05% (a), 11/5/2021, LOC: Sumitomo Mitsui Banking	425,000	425,000
Lakeland, FL, Educational Facilities Revenue, Florida Southern College Project, Series B, 0.05% (a), 11/5/2021, LOC: TD Bank NA	215,000	215,000
Palm Beach County, FL, Henry Morrison Flagler Project Revenue, 0.1% (a), 11/5/2021, LOC: Northern Trust Company	1,300,000	1,300,000
Pinellas County, FL, Health Facilities Authority, Suncoast Hospice Project, 0.11% (a), 11/5/2021, LOC: Wells Fargo Bank NA	160,000	160,000
Pinellas County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Booker Creek Apartments, 0.05% (a), 11/5/2021, LOC: Freddie Mac	525,000	525,000
		3,500,000
Georgia 3.7%
Georgia, Tender Option Bond Trust Receipts, Series 2018-XF0709, 144A, 0.09% (a), 11/5/2021, LIQ: JP Morgan Chase Bank NA	6,800,000	6,800,000
Valdosta-Lowndes County, GA, Industrial Development Authority, Martins Famous Pastry Shoppe, Inc., Series A, AMT, 0.21% (a), 11/5/2021, LOC: Wells Fargo Bank NA	550,000	550,000
		7,350,000
Illinois 7.6%
Brookfield, IL, Zoo Project, 0.06% (a), 11/5/2021, LOC: Northern Trust Company	900,000	900,000
Galesburg, IL, Knox College Project, 0.09% (a), 11/5/2021, LOC: PNC Bank NA	1,800,000	1,800,000
Illinois, State Development Finance Authority, American College Surgeons, 0.05% (a), 11/5/2021, LOC: Northern Trust Company	570,000	570,000
Illinois, State Development Finance Authority, American Youth Hostels Project, 0.05% (a), 11/5/2021, LOC: BMO Harris Bank NA	520,000	520,000
Illinois, State Development Finance Authority, Ignatius College Project, 0.06% (a), 11/5/2021, LOC: PNC Bank NA	2,000,000	2,000,000
Illinois, State Development Finance Authority, YMCA Metropolitan Chicago Project, 0.06% (a), 11/5/2021, LOC: BMO Harris Bank NA	1,700,000	1,700,000
Illinois, State Educational Facilities Authority Revenue, The Adler Planetarium, 0.06% (a), 11/5/2021, LOC: PNC Bank NA	1,550,000	1,550,000
The accompanying notes are an integral part of the financial statements.
DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	5

	Principal Amount ($)	Value ($)
Illinois, State Educational Facilities Authority, Columbia College Chicago, 0.08% (a), 11/5/2021, LOC: BMO Harris Bank NA	485,000	485,000
Illinois, State Finance Authority Revenue, Clearbrook Project, 0.05% (a), 11/5/2021, LOC: BMO Harris Bank NA	1,205,000	1,205,000
Illinois, State Finance Authority Revenue, North Park University Project, 0.05% (a), 11/5/2021, LOC: U.S. Bank NA	995,000	995,000
Illinois, State Finance Authority Revenue, Steppenwolf Theatre Co., Project, 0.08% (a), 11/5/2021, LOC: Northern Trust Company	1,950,000	1,950,000
Illinois, State Housing Development Authority, Multi-Family Revenue, Woodlawn Apartments, Series A, 0.08% (a), 11/5/2021, LOC: Freddie Mac	840,000	840,000
University of Illinois, 0.05% (a), 11/5/2021, LOC: JPMorgan Chase Bank NA	420,000	420,000
		14,935,000
Indiana 0.9%
Elkhart County, IN, Multi-Family Revenue, Ashton Pines Apartments, Series A, 0.05% (a), 11/5/2021, LOC: Federal Home Loan Bank	605,000	605,000
St. Joseph County, IN, Economic Development Revenue, Series 2004, 0.08% (a), 11/5/2021, LOC: PNC Bank NA	1,185,000	1,185,000
		1,790,000
Iowa 4.5%
Iowa, Finance Authority, Educational Facility Revenue, Holy Family Catholic School Project, 0.03% (a), 11/1/2021, LOC: U.S. Bank NA	2,000,000	2,000,000
Iowa, State Finance Authority, Economic Development Revenue, Midwestern Disaster Area, Series A, 0.08% (a), 11/5/2021	1,400,000	1,400,000
Iowa, State Finance Authority, Midwestern Disaster Area Revenue, 0.09% (a), 11/5/2021	405,000	405,000
Iowa, State Higher Education Loan Authority Revenue, Loras College, 0.03% (a), 11/1/2021, LOC: Bank of America NA	3,525,000	3,525,000
Iowa, State Higher Education Loan Authority, Private College, Loras College, 0.03% (a), 11/1/2021, LOC: Bank of America NA	1,400,000	1,400,000
		8,730,000
The accompanying notes are an integral part of the financial statements.
6	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

	Principal Amount ($)	Value ($)
Kansas 0.6%
Kansas, State Development Finance Authority, Health Facilities, University of Kansas Health System, Series J, 0.03% (a), 11/1/2021, LOC: U.S. Bank NA	180,000	180,000
Olathe, KS, Industrial Revenue, Multi Modal Diamant Boart, Series A, AMT, 0.2% (a), 11/5/2021, LOC: Svenska Handelsbanken	1,000,000	1,000,000
		1,180,000
Kentucky 0.2%
Boone County, KY, Pollution Control Revenue, Duke Energy Kentucky, Inc., 0.07% (a), 11/5/2021, LOC: Sumitomo Mitsui Banking	300,000	300,000
Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare, Inc., Series B, 0.03% (a), 11/1/2021, LOC: PNC Bank NA	150,000	150,000
		450,000
Louisiana 1.0%
Louisiana, Public Facilities Authority Revenue, Christus Health, Series B-1, 0.07% (a), 11/5/2021, LOC: Bank of NY Mellon	1,470,000	1,470,000
Louisiana, State Housing Finance Agency Multi-Family Housing Revenue, Reserve Jefferson Crossing, 0.08% (a), 11/5/2021, LOC: Freddie Mac	535,000	535,000
		2,005,000
Maryland 0.9%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health System, Series B, 0.06% (a), 11/5/2021, LOC: Bank of America NA	125,000	125,000
Maryland, State Health & Higher Educational Facilities Authority Revenue, Gaudenzia Foundation, 0.06% (a), 11/5/2021, LOC: PNC Bank NA	1,720,000	1,720,000
		1,845,000
Massachusetts 1.4%
Massachusetts, State Development Finance Agency Revenue, Clark University, 0.05% (a), 11/5/2021, LOC: TD Bank NA	200,000	200,000
Massachusetts, State Water Resources Authority:
Series A-2, 0.06% (a), 11/5/2021, SPA: TD Bank NA	40,000	40,000
The accompanying notes are an integral part of the financial statements.
DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	7

	Principal Amount ($)	Value ($)
Series A-3, 0.06% (a), 11/5/2021, SPA: Wells Fargo Bank NA	180,000	180,000
Massachusetts, Tender Option Bond Trust Receipts, Series 2015-XF2203, 144A, 0.09% (a), 11/5/2021, LIQ: Toronto-Dominion Bank	2,300,000	2,300,000
		2,720,000
Michigan 4.9%
Kent, MI, Hospital Finance Authority, Spectrum Health System, Series C, 0.07% (a), 11/5/2021, LOC: Bank of NY Mellon	305,000	305,000
Michigan, State Finance Authority Revenue, Hospital Project, Ascension Senior Credit Group, Series E-3, 0.06% (a), 11/5/2021	400,000	400,000
Michigan, State Housing Development Authority, Single-Family Mortgage Revenue, Series B, AMT, 0.16% (a), 11/5/2021, SPA: Industrial & Commercial Bank of China	5,890,000	5,890,000
Michigan, State University Revenues, Series 2000-A, 0.06% (a), 11/5/2021, SPA: Northern Trust Company	1,000,000	1,000,000
Michigan, University of Michigan General Revenue, Series B, 0.02% (a), 11/1/2021	1,950,000	1,950,000
		9,545,000
Mississippi 0.0%
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc., Series F, 0.06% (a), 11/5/2021, GTY: Chevron Corp.	50,000	50,000
Missouri 2.7%
Kansas City, MO, Special Obligation, H. Roe Bartle Convention Center, Series E, 0.06% (a), 11/5/2021, LOC: Sumitomo Mitsui Banking	710,000	710,000
Missouri, State Health & Educational Facilities Authority Revenue, St Louis University:
Series B, 0.03% (a), 11/1/2021, LOC: U.S. Bank NA	325,000	325,000
Series B-1, 0.04% (a), 11/1/2021, LOC: Barclays Bank PLC	800,000	800,000
Missouri, Tender Option Bond Trust Receipts, Series 2015-XF2198, 144A, 0.1% (a), 11/5/2021, LIQ: Citibank NA	2,660,000	2,660,000
Nodaway County, MO, Industrial Development Authority, Educational Facilities Revenue, North West Foundation, Inc., 0.05% (a), 11/5/2021, LOC: U.S. Bank NA	445,000	445,000
Wright City, MO, Industrial Revenue, WaterLow Process Systems, Inc., AMT, 0.21% (a), 11/5/2021, LOC: Bank of America NA	380,000	380,000
		5,320,000
The accompanying notes are an integral part of the financial statements.
8	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

	Principal Amount ($)	Value ($)
Nebraska 1.1%
Washington County, NE, Industrial Development Revenue, Cargill, Inc., Series B, 0.08% (a), 11/5/2021	2,200,000	2,200,000
Nevada 1.3%
Clark County, NV, Airport Revenue, Series D-2B, 0.06% (a), 11/5/2021, LOC: Barclays Bank PLC	1,615,000	1,615,000
Clark County, NV, Airport Systems Revenue, Series D-3, 0.06% (a), 11/5/2021, LOC: Bank of America NA	990,000	990,000
		2,605,000
New Jersey 0.2%
New Jersey, State Health Care Facilities Financing Authority Revenue, AHS Hospital Corp., Series C, 0.05% (a), 11/5/2021, LOC: JPMorgan Chase Bank NA	400,000	400,000
New Mexico 0.5%
New Mexico, State Mortgage Finance Authority, Multi-Family Housing Revenue, Villas de San Ignacio LP, Series A, 0.05% (a), 11/5/2021, LOC: Freddie Mac	1,050,000	1,050,000
New York 9.5%
New York, Metropolitan Transportation Authority Revenue, Series E-1, 0.04% (a), 11/1/2021, LOC: Barclays Bank PLC	2,000,000	2,000,000
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Series A-1, 0.03% (a), 11/1/2021, LOC: TD Bank NA	2,775,000	2,775,000
New York, State Dormitory Authority Revenue, Non-State Supported Debt, Royal Charter Properties, Series A, 0.04% (a), 11/5/2021, LOC: Fannie Mae	385,000	385,000
New York, State Dormitory Authority, Mental Health Services, Series D-2E, 0.05% (a), 11/5/2021, LOC: Royal Bank of Canada	625,000	625,000
New York, State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co., Inc. Project, Series A-3, 0.05% (a), 11/5/2021, LOC: Mizuho Bank Ltd.	300,000	300,000
New York, Triborough Bridge & Tunnel Authority Revenue:
Series B-1, 0.02% (a), 11/1/2021, LOC: Bank of America NA	2,235,000	2,235,000
Series B-4C, 0.03% (a), 11/1/2021, LOC: U.S. Bank NA	300,000	300,000
Series A, 0.05% (a), 11/5/2021, LOC: Barclays Bank PLC	800,000	800,000
New York City, NY, Health & Hospital Corp., Health System Revenue, Series B, 0.06% (a), 11/5/2021, LOC: TD Bank NA	175,000	175,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Series F-2, 0.03% (a), 11/1/2021, LOC: Citibank NA	1,855,000	1,855,000
The accompanying notes are an integral part of the financial statements.
DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	9

	Principal Amount ($)	Value ($)
Series F1B, 0.05% (a), 11/5/2021, SPA: U.S. Bank NA	170,000	170,000
Series BB, 0.1% (a), 11/5/2021, SPA: Industrial and Commercial Bank of China	2,645,000	2,645,000
New York, NY, General Obligation:
Series A-3, 0.03% (a), 11/1/2021, LOC: Mizuho Bank Ltd.	3,750,000	3,750,000
Series I-4, 0.03% (a), 11/1/2021, LOC: TD Bank NA	150,000	150,000
Series G, 0.04% (a), 11/1/2021, LOC: Mizuho Bank Ltd.	540,000	540,000
		18,705,000
North Carolina 2.6%
North Carolina, Charlotte-Mecklenburg Hospital Health Care Authorirty Revenue, Series E, 0.04% (a), 11/1/2021, LOC: Royal Bank of Canada	5,050,000	5,050,000
Ohio 4.2%
Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, 0.08% (a), 11/5/2021, LOC: Northern Trust Company	6,900,000	6,900,000
Franklin County, OH, Hospital Facilities Revenue, Health Corp., Series D, 0.06% (a), 11/5/2021, LOC: Northern Trust Company	280,000	280,000
Ohio, Akron Bath Copley Joint Township Hospital District, Concordia Lutheran Obligated Group, Series B, 0.06% (a), 11/5/2021, LOC: BMO Harris Bank NA	1,000,000	1,000,000
		8,180,000
Oklahoma 1.9%
Oklahoma, Tender Option Bond Trust Receipts, Series 2018-XM0708, 144A, AMT, 0.15% (a), 11/5/2021, LIQ: JP Morgan Chase Bank NA	3,750,000	3,750,000
Oregon 1.3%
Oregon, Business Development Commission, Murphy Company Project, Series 230, AMT, 0.08% (a), 11/5/2021, LOC: U.S. Bank NA	1,300,000	1,300,000
Oregon, State Facilities Authority Revenue, Peacehealth Systems:
Series A, 0.03% (a), 11/1/2021, LOC: U.S. Bank NA	825,000	825,000
Series B, 0.03% (a), 11/1/2021, LOC: TD Bank NA	350,000	350,000
		2,475,000
Pennsylvania 6.0%
Allegheny County, PA, Hospital Development Authority Revenue, Concordia Lutheran Obligated Group, Series A, 0.06% (a), 11/5/2021, LOC: BMO Harris Bank NA	4,900,000	4,900,000
Lancaster County, PA, Hospital Authority Revenue, Masonic Homes Project, Series D, 0.03% (a), 11/1/2021, LOC: JPMorgan Chase Bank NA	1,240,000	1,240,000
The accompanying notes are an integral part of the financial statements.
10	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

	Principal Amount ($)	Value ($)
Lancaster County, PA, Industrial Development Authority, Willow Valley Retirement, Series C, 0.05% (a), 11/5/2021, LOC: PNC Bank NA	2,500,000	2,500,000
Lebanon County, PA, Health Facility Authority Revenue, ECC Retirement Village Project, 0.05% (a), 11/5/2021, LOC: PNC Bank NA	490,000	490,000
Pennsylvania, State Economic Development Financing Authority Revenue, Hawley Silk Mill LLC, Recovery Zone Facility, Series A1, 0.09% (a), 11/5/2021, LOC: PNC Bank NA	600,000	600,000
Pennsylvania, State Economic Development Financing Authority, Economic Development Revenue, Kingsley Association Project, 0.09% (a), 11/5/2021, LOC: PNC Bank NA	175,000	175,000
Pennsylvania, Tender Option Bond Trust Receipts, Series 2019-ZF2779, 144A, 0.08% (a), 11/5/2021, LIQ: Barclays Bank PLC	1,500,000	1,500,000
Philadelphia, PA, General Obligation, Series B, 0.05% (a), 11/5/2021, LOC: Barclays Bank PLC	300,000	300,000
		11,705,000
Rhode Island 0.6%
Rhode Island, State Health & Educational Building Corp., Higher Education Facility Revenue, Bryant University, 0.06% (a), 11/5/2021, LOC: TD Bank NA	1,160,000	1,160,000
South Carolina 0.1%
South Carolina, State Jobs Economic Development Authority, Hospital Revenue, Prisma Healthcare Obligated Group, Series B, 0.03% (a), 11/1/2021, LOC: U.S. Bank NA	150,000	150,000
South Dakota 1.4%
South Dakota, State Health & Educational Facilities Authority, Sioux Vy Hospital & Health Revenue, Series B, 0.05% (a), 11/5/2021, LOC: U.S. Bank NA	2,710,000	2,710,000
Tennessee 0.4%
Greeneville, TN, Health & Educational Facilities Board Hospital Revenue, Series B, 0.05% (a), 11/5/2021, LOC: U.S. Bank NA	700,000	700,000
Texas 8.9%
Austin, TX, Water & Wastewater Systems Revenue, 0.06% (a), 11/5/2021, LOC: Barclays Bank PLC	1,130,000	1,130,000
Bowie County, TX, Industrial Development Corp. Revenue, 0.05% (a), 11/1/2021, LOC: JPMorgan Chase Bank NA	1,100,000	1,100,000
Harris County, TX, Hospital District Revenue, 0.06% (a), 11/5/2021, LOC: JPMorgan Chase Bank NA	550,000	550,000
The accompanying notes are an integral part of the financial statements.
DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	11

	Principal Amount ($)	Value ($)
Harris County, TX, State General Obligation:
Series A-1, TECP, 0.1%, 12/8/2021	600,000	600,000
Series B, TECP, 0.1%, 12/8/2021	5,636,000	5,636,000
Series C, TECP, 0.1%, 12/8/2021	2,500,000	2,500,000
Houston, TX, Utility System Revenue, First Lien, Series B-2, 0.05% (a), 11/5/2021, LOC: Citibank NA	375,000	375,000
Mission, TX, Economic Development Corp., Industrial Development Revenue, CMI Project, 0.21% (a), 11/5/2021, LOC: Wells Fargo Bank NA	310,000	310,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Health Care System Project, Series C, 0.03% (a), 11/1/2021, LOC: TD Bank NA	100,000	100,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas Project, Series A, 0.03% (a), 11/1/2021, LOC: TD Bank NA	645,000	645,000
Tarrant County, TX, Cultural Educational Facilities Finance Corp. Revenue, Christus Health Obligated Group, Series C-2, 0.07% (a), 11/5/2021, LOC: Bank of NY Mellon	1,455,000	1,455,000
Texas, Tender Option Bond Trust Receipts, Series 2015-XF2201, 144A, 0.1% (a), 11/5/2021, LIQ: Toronto-Dominion Bank	3,100,000	3,100,000
		17,501,000
Vermont 0.3%
Vermont, State Educational & Health Buildings Financing Agency Revenue, Landmark College Project, Series A, 0.04% (a), 11/1/2021, LOC: TD Bank NA	545,000	545,000
Virginia 0.7%
Loudoun County, VA, Industrial Development Authority, Industrial Development Revenue, Jack Kent Cooke Foundation Project, 0.06% (a), 11/5/2021, LOC: Northern Trust Company	1,125,000	1,125,000
Lynchburg, VA, Economic Development Authority, Hospital Revenue, Centra Health Obligated Group, Series B, 0.04% (a), 11/1/2021, LOC: Truist Bank	200,000	200,000
		1,325,000
Washington 0.6%
Washington, State Housing Finance Commission, Combridge Apartments, 0.05% (a), 11/5/2021, LIQ: Fannie Mae, LOC: Fannie Mae	1,175,000	1,175,000
Wisconsin 0.7%
Wisconsin, State Health & Educational Facilities Authority Revenue, Marshfield Clinic Health System, Inc., Series A, 0.04% (a), 11/1/2021, LOC: Barclays Bank PLC	800,000	800,000
The accompanying notes are an integral part of the financial statements.
12	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

	Principal Amount ($)	Value ($)
Wisconsin, University Hospitals & Clinics Authority, Series B, 0.06% (a), 11/5/2021, LOC: U.S. Bank NA	275,000	275,000
Wisconsin, Whitewater Community Development Authority, Housing Preservation, 0.05% (a), 11/5/2021, LOC: BMO Harris Bank NA	275,000	275,000
		1,350,000
Other 3.7%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
“A” , Series M027, 144A, 0.07% (a), 11/5/2021, LIQ: Freddie Mac	2,480,000	2,480,000
“A” , Series M031, 144A, 0.08% (a), 11/5/2021, LIQ: Freddie Mac	2,810,000	2,810,000
“A” , Series M-055, 144A, 1-month USD LIBOR + 0.210%, 0.26% (b), 12/15/2028	2,015,000	2,015,000
		7,305,000
Total Municipal Investments (Cost $195,566,000)		195,566,000
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $195,566,000)	99.7	195,566,000
Other Assets and Liabilities, Net	0.3	601,070
Net Assets	100.0	196,167,070
(a)	Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of October 31, 2021. Date shown reflects the earlier of demand date or stated maturity date.
(b)	Floating rate security. These securities are shown at their current rate as of October 31, 2021.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AMT: Subject to alternative minimum tax.
GTY: Guaranty Agreement
LIQ: Liquidity Facility
LOC: Letter of Credit
SPA: Standby Bond Purchase Agreement
TECP: Tax Exempt Commercial Paper
LIBOR: London Interbank Offered Rate, the benchmark rate for certain floating rate securities, is expected to be phased out by the end of 2021, although the US Dollar LIBOR phase out may extend past 2021 for certain existing contracts. The Fund or the instruments
The accompanying notes are an integral part of the financial statements.
DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	13

in which the Fund invests may be adversely affected by the phase out by, among other things, increased volatility or illiquidity. There remains uncertainty regarding the future use of LIBOR and the nature of any replacement reference rate and, accordingly, it is difficult to predict the impact to the Fund of the transition away from LIBOR.
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
The following is a summary of the inputs used as of October 31, 2021 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$195,566,000	$—	$195,566,000
Total	$ —	$195,566,000	$ —	$195,566,000
(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.
14	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Statement of Assets and Liabilities
as of October 31, 2021 (Unaudited)

Assets	DWSTax-Exempt Portfolio
Investments in securities, valued at amortized cost	$ 195,566,000
Cash	43,122
Receivable for investments sold	700,000
Receivable for Fund shares sold	103,676
Interest receivable	20,159
Due from Advisor	2,983
Other assets	68,625
Total assets	196,504,565
Liabilities
Payable for Fund shares redeemed	246,983
Distributions payable	236
Accrued Trustees' fees	3,863
Other accrued expenses and payables	86,413
Total liabilities	337,495
Net assets, at value	$ 196,167,070
Net Assets Consist of
Distributable earnings (loss)	(5,915)
Paid-in capital	196,172,985
Net assets, at value	$ 196,167,070
The accompanying notes are an integral part of the financial statements.
DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	15

Statement of Assets and Liabilities as of October 31, 2021 (Unaudited) (continued)

Net Asset Value	DWSTax-Exempt Portfolio
DWS Tax-Exempt Cash Premier Shares
Net Asset Value, offering and redemption price per share ($21,004,654 ÷ 20,982,872 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
DWS Tax-Exempt Money Fund
Net Asset Value, offering and redemption price per share ($104,243,770 ÷ 104,135,660 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
DWS Tax-Free Money Fund Class S
Net Asset Value, offering and redemption price per share ($38,636,356 ÷ 38,596,149 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
Service Shares
Net Asset Value, offering and redemption price per share ($6,050,735 ÷ 6,044,460 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
Tax-Exempt Cash Managed Shares
Net Asset Value, offering and redemption price per share ($16,506,822 ÷ 16,489,704 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
Tax-Free Investment Class
Net Asset Value, offering and redemption price per share ($9,724,733 ÷ 9,714,649 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
The accompanying notes are an integral part of the financial statements.
16	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Statement of Operations
for the six months ended October 31, 2021 (Unaudited)

Investment Income	DWSTax-Exempt Portfolio
Income:
Interest	$ 82,644
Expenses:
Management fee	86,077
Administration fee	102,139
Services to shareholders	60,925
Distribution and service fees	51,810
Custodian fee	2,708
Professional fees	29,848
Reports to shareholders	29,796
Registration fees	55,548
Trustees' fees and expenses	5,112
Other	18,420
Total expenses before expense reductions	442,383
Expense reductions	(370,083)
Total expenses after expense reductions	72,300
Net investment income	10,344
Net realized gain (loss) from investments	2
Net increase (decrease) in net assets resulting from operations	$ 10,346
The accompanying notes are an integral part of the financial statements.
DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	17

Statements of Changes in Net Assets
DWS Tax-Exempt Portfolio
	Six Months Ended October 31, 2021	Year Ended April 30,
Increase (Decrease) in Net Assets	(Unaudited)	2021
Operations:
Net investment income	$ 10,344	$ 70,914
Net realized gain (loss)	2	(440)
Net increase (decrease) in net assets resulting from operations	10,346	70,474
Distributions to shareholders:
DWS Tax-Exempt Cash Premier Shares	(1,033)	(19,453)
DWS Tax-Exempt Money Fund	(5,310)	(35,797)
DWS Tax-Free Money Fund Class S	(1,867)	(11,107)
Service Shares	(254)	(520)
Tax-Exempt Cash Managed Shares	(1,394)	(3,121)
Tax-Free Investment Class	(486)	(914)
Total distributions	(10,344)	(70,912)
Fund share transactions:
Proceeds from shares sold	50,914,587	253,602,023
Reinvestment of distributions	8,505	65,255
Payments for shares redeemed	(76,340,670)	(273,752,177)
Net increase (decrease) in net assets from Fund share transactions	(25,417,578)	(20,084,899)
Increase (decrease) in net assets	(25,417,576)	(20,085,337)
Net assets at beginning of period	221,584,646	241,669,983
Net assets at end of period	$196,167,070	$ 221,584,646

The accompanying notes are an integral part of the financial statements.
18	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Financial Highlights
DWS Tax-Exempt Portfolio — DWS Tax-Exempt Cash Premier Shares
	Six Months Ended 10/31/21	Years Ended April 30,
	(Unaudited)	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.000 *	.000 *	.013	.013	.009	.005
Net realized gain (loss)	.000 *	(.000) *	.000 *	.000 *	.000 *	(.000) *
Total from investment operations	.000 *	.000 *	.013	.013	.009	.005
Less distributions from:
Net investment income	(.000) *	(.000) *	(.013)	(.013)	(.009)	(.005)
Net realized gains	—	—	—	—	—	(.000) *
Total distributions	(.000) *	(.000) *	(.013)	(.013)	(.009)	(.005)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	.01 **	.04	1.27	1.36	.86	.55
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	21	26	35	49	41	38
Ratio of expenses before expense reductions (%)	.35 ***	.33	.32	.34	.31	.27
Ratio of expenses after expense reductions (%)	.07 ***	.17	.20	.20	.20	.20
Ratio of net investment income (%)	.01 ***	.03	1.25	1.37	.83	.32
[a]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.0005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.
DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	19

DWS Tax-Exempt Portfolio — Tax-Exempt Cash Managed Shares
	Six Months Ended 10/31/21	Years Ended April 30,
	(Unaudited)	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.000 *	.000 *	.011	.012	.007	.003
Net realized gain (loss)	.000 *	(.000) *	.000 *	.000 *	(.000) *	(.000) *
Total from investment operations	.000 *	.000 *	.011	.012	.007	.003
Less distributions from:
Net investment income	(.000) *	(.000) *	(.011)	(.012)	(.007)	(.003)
Net realized gains	—	—	—	—	—	(.000) *
Total distributions	(.000) *	(.000) *	(.011)	(.012)	(.007)	(.003)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	.01 **	.01	1.09	1.16	.66	.31
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	17	32	32	46	38	55
Ratio of expenses before expense reductions (%)	.48 ***	.50	.51	.54	.51	.49
Ratio of expenses after expense reductions (%)	.07 ***	.19	.38	.40	.41	.44
Ratio of net investment income (%)	.01 ***	.01	1.09	1.16	.59	.23
[a]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.0005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.
20	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Notes to Financial Statements	(Unaudited)
A.	Organization and Significant Accounting Policies
Cash Account Trust (the “Trust” ) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Trust offers two funds: DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio. These financial statements report on DWS Tax-Exempt Portfolio (the “Fund” ).
DWS Tax-Exempt Portfolio offers six classes of shares: DWS Tax-Exempt Cash Premier Shares, DWS Tax-Exempt Money Fund, DWS Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class. The Fund may impose liquidity fees on redemptions and/or temporarily suspend (gate) redemptions if the Fund’s liquidity falls below required minimums because of market conditions or other factors.
The financial highlights for all classes of shares, other than DWS Tax-Exempt Cash Premier Shares and Tax-Exempt Cash Managed Shares, are provided separately and are available upon request.
The Fund’s investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level
DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	21

assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/ amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.
At April 30, 2021, the Fund had net tax basis capital loss carryforwards of approximately $6,000 of short-term losses, which may be applied against realized net taxable capital gains indefinitely.
At October 31, 2021, DWS Tax-Exempt Portfolio had an aggregate cost of investments for federal income tax purposes of $195,566,000.
The Fund has reviewed the tax positions for the open tax years as of April 30, 2021 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no book-to-tax differences for the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.
22	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.
B.	Related Parties
Management Agreement. Under an Amended and Restated Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
The monthly management fee for the Fund is computed based on the combined average daily net assets of the two funds of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds’ combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%
Accordingly, for the six months ended October 31, 2021, the fee pursuant to the Investment Management Agreement on DWS Tax-Exempt Portfolio was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.082% of the Fund’s average daily net assets.
For the period from May 1, 2021 through September 30, 2022, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the DWS Tax-Exempt Cash Premier Shares to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.20%.
DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	23

In addition, the Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on DWS Tax-Exempt Cash Premier Shares and Tax-Exempt Cash Managed Shares.
In addition, the Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes’ semiannual reports that are provided separately and are available upon request.
For the six months ended October 31, 2021, fees waived and/or expenses reimbursed for each class are as follows:
DWS Tax-Exempt Cash Premier Shares	$ 28,581
DWS Tax-Exempt Money Fund	157,192
DWS Tax-Free Money Fund Class S	66,891
Service Shares	28,137
Tax-Exempt Cash Managed Shares	57,280
Tax-Free Investment Class	32,002
$ 370,083
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended October 31, 2021, the Administration Fee was as follows:
Fund	Administration Fee	Unpaid at October 31, 2021
DWS Tax-Exempt Portfolio	$102,139	$16,201
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing
24	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

fee it receives from the Fund. For the six months ended October 31, 2021, the amounts charged to the Fund by DSC were as follows:
DWS Tax-Exempt Portfolio:	Total Aggregated	Unpaid at October 31, 2021
DWS Tax-Exempt Cash Premier Shares	$ 2,192	$ 2,192
DWS Tax-Exempt Money Fund	18,286	6,562
DWS Tax-Free Money Fund Class S	15,810	5,582
Service Shares	6,352	717
Tax-Exempt Cash Managed Shares	611	611
Tax-Free Investment Class	3,812	1,317
	$ 47,063	$ 16,981
In addition, for the six months ended October 31, 2021, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
DWS Tax-Exempt Money Fund	$ 418
DWS Tax-Free Money Fund Class S	770
$ 1,188
Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ), calculated as a percentage of average daily net assets for the shares listed in the following table.
For the six months ended October 31, 2021, the Distribution Fee was as follows:
DWS Tax-Exempt Portfolio:	Distribution Fee	Unpaid at October 31, 2021	Annualized Rate	Contractual Rate
Service Shares	$ 15,243	$ 3,105.60%		.60%
Tax-Free Investment Class	12,218	2,069.25%		.25%
	$ 27,461	$ 5,174
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.
DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	25

For the six months ended October 31, 2021, the Service Fee was as follows:
DWS Tax-Exempt Portfolio:	Service Fee	Unpaid at October 31, 2021	Annualized Rate	Contractual Rate
Tax-Exempt Cash Managed Shares	$ 20,928	$ 2,272.15%		.15%
Tax-Free Investment Class	3,421	579.07%		.07%
	$ 24,349	$ 2,851
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended October 31, 2021, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  was as follows:
Fund	Total Aggregated	Unpaid at October 31, 2021
DWS Tax-Exempt Portfolio	$745	$140
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the six months ended October 31, 2021, the Fund engaged in securities purchases of $32,170,000 and securities sales of $25,330,000 with a net gain (loss) on securities sales of $0, with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.
C.	Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $350 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at October 31, 2021.
26	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

D.	Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
DWS Tax-Exempt Portfolio
	Six Months Ended October 31, 2021		Year Ended April 30, 2021
	Shares	Dollars	Shares	Dollars
Shares sold
DWS Tax-Exempt Cash Premier Shares	15,476,833	$ 15,476,833	77,766,770	$ 77,766,770
DWS Tax-Exempt Money Fund	11,882,067	11,882,067	24,747,256	24,747,256
DWS Tax-Free Money Fund Class S	3,273,292	3,273,292	6,026,999	6,026,999
Service Shares	10,639,384	10,639,384	58,224,291	58,224,291
Tax-Exempt Cash Managed Shares	8,098,001	8,098,001	77,980,751	77,980,751
Tax-Free Investment Class	1,537,479	1,537,479	8,847,306	8,847,306
Account maintenance fees	—	7,531	—	8,650
		$ 50,914,587		$ 253,602,023
Shares issued to shareholders in reinvestment of distributions
DWS Tax-Exempt Cash Premier Shares	746	$ 746	17,890	$ 17,890
DWS Tax-Exempt Money Fund	5,192	5,192	35,351	35,351
DWS Tax-Free Money Fund Class S	1,827	1,827	10,583	10,583
Service Shares	250	250	510	510
Tax-Exempt Cash Managed Shares	6	6	12	12
Tax-Free Investment Class	484	484	909	909
		$ 8,505		$ 65,255
DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	27

	Six Months Ended October 31, 2021		Year Ended April 30, 2021
	Shares	Dollars	Shares	Dollars
Shares redeemed
DWS Tax-Exempt Cash Premier Shares	(20,954,561)	$ (20,954,561)	(85,934,445)	$ (85,934,445)
DWS Tax-Exempt Money Fund	(16,284,298)	(16,284,298)	(33,031,135)	(33,031,135)
DWS Tax-Free Money Fund Class S	(4,527,565)	(4,527,565)	(14,888,349)	(14,888,349)
Service Shares	(9,572,968)	(9,572,968)	(55,943,158)	(55,943,158)
Tax-Exempt Cash Managed Shares	(23,660,001)	(23,660,001)	(77,657,029)	(77,657,029)
Tax-Free Investment Class	(1,341,277)	(1,341,277)	(6,298,061)	(6,298,061)
		$ (76,340,670)		$ (273,752,177)
Net increase (decrease)
DWS Tax-Exempt Cash Premier Shares	(5,476,982)	$ (5,476,982)	(8,149,785)	$ (8,149,785)
DWS Tax-Exempt Money Fund	(4,397,039)	(4,397,039)	(8,248,528)	(8,248,528)
DWS Tax-Free Money Fund Class S	(1,252,446)	(1,252,446)	(8,850,767)	(8,850,767)
Service Shares	1,066,666	1,066,666	2,281,643	2,281,643
Tax-Exempt Cash Managed Shares	(15,561,994)	(15,561,994)	323,734	323,734
Tax-Free Investment Class	196,686	196,686	2,550,154	2,550,154
Account maintenance fees	—	7,531	—	8,650
		$ (25,417,578)		$ (20,084,899)
E.	Money Market Fund Investments and Yield
Rising interest rates could cause the value of the Fund’s investments — and therefore its share price as well — to decline. Conversely, any decline in interest rates is likely to cause the Fund’s yield to decline, and during periods of unusually low interest rates, the Fund’s yield may approach zero. A low interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income and, at times, could impair the Fund’s ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Money market funds try to minimize this risk by purchasing short-term securities.
28	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

F.	Other — COVID-19 Pandemic
A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain interruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting.
DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	29

Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses for the DWS Tax-Exempt Cash Premier Shares and Tax-Exempt Cash Managed Shares; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2021 to October 31, 2021).
The tables illustrate your Fund’s expenses in two ways:
—	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.
—	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.
30	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Expenses and Value of a $1,000 Investment
for the six months ended October 31, 2021 (Unaudited)

Actual Fund Return	DWS Tax-Exempt Cash Premier Shares	Tax-Exempt Cash Managed Shares
Beginning Account Value 5/1/21	$1,000.00	$1,000.00
Ending Account Value 10/31/21	$1,000.05	$1,000.05
Expenses Paid per $1,000*	$ ..35	$ ..35
Hypothetical 5% Fund Return
Beginning Account Value 5/1/21	$1,000.00	$1,000.00
Ending Account Value 10/31/21	$1,024.85	$1,024.85
Expenses Paid per $1,000*	$ ..36	$ ..36
*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratio	DWS Tax-Exempt Cash Premier Shares	Tax-Exempt Cash Managed Shares
DWS Tax-Exempt Portfolio	.07%	.07%
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.
DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	31

Other Information
Proxy Voting
The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings
Each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com as of each month-end. Please see the Fund’s current prospectus for more information.
32	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Tax-Exempt Portfolio’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2021.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—	The Board also received extensive information throughout the year regarding performance of the Fund.
—	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—	In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s
DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	33

shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2020, the Fund’s gross performance (DWS Tax-Exempt Cash Premier Shares) was in the 2nd quartile, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment
34	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2020). Based on Broadridge data provided as of December 31, 2020, the Board noted that the Fund’s total (net) operating expenses (excluding 12b-1 fees and/or shareholder administration fees, if applicable) were lower than the median of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: Service Shares (1st quartile), DWS Tax-Exempt Cash Premier Shares (1st quartile), Tax-Free Investment Class shares (1st quartile), Tax-Exempt Cash Managed Shares (1st quartile), DWS Tax-Exempt Money Fund shares (1st quartile) and DWS Tax-Free Money Fund Class S shares (1st quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA from time to time in recent years to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall
DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	35

profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.
36	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Privacy Statement
FACTS	What Does DWS Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number
How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.
Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?
For our everyday business purposes —such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	37

Who we are
Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards, secured files, and secured buildings.
How does DWS collect my personal information?	We collect your personal information, for example, when you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments
Why can’t I limit all sharing?	Federal law gives you the right to limit only
— sharing for affiliates’ everyday business purposes
— information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB” ) name, such as
DB AG Frankfurt.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.
California residents may go to https://fundsus.dws.com/us/en-us/legal-resources/privacy-policy.html to obtain additional information relating to their rights under California state law.
Rev. 12/2021
38	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Notes

222 South Riverside Plaza
Chicago, IL 60606-5808
STIM-3
(R-033437-9 12/21)

October 31, 2021
Semiannual Report
to Shareholders
DWS Tax-Exempt Portfolio
Tax-Free Investment Class

Contents
3	Portfolio Summary
4	Investment Portfolio
15	Statement of Assets and Liabilities
17	Statement of Operations
18	Statements of Changes in Net Assets
19	Financial Highlights
20	Notes to Financial Statements
29	Information About Your Fund’s Expenses
31	Other Information
32	Advisory Agreement Board Considerations and Fee Evaluation
36	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit dws.com. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The share price of money market funds can fall below the $1.00 share price. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the Fund may have a significant adverse effect on the share prices of all classes of shares of the Fund. Please read the prospectus for specific details regarding the Fund’s risk profile.
War, terrorism, economic uncertainty, trade disputes, public health crises (including the ongoing pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
NOT A DEPOSIT    NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
2	|	Tax-Free Investment Class

Portfolio Summary	(Unaudited)
DWS Tax-Exempt Portfolio
Asset Allocation (As a % of Investment Portfolio)	10/31/21	4/30/21
Variable Rate Demand Notes	76%	72%
Tax-Exempt Commercial Paper	11%	10%
Variable Rate Demand Preferred Shares	9%	11%
Bonds and Notes	3%	2%
Floating-Rate Notes	1%	5%
	100%	100%
Weighted Average Maturity	10/31/21	4/30/21
Cash Account Trust — DWS Tax-Exempt Portfolio	11 days	8 days
iMoneyNet Money Fund Average™ — Tax-Free National Retail*	25 days	20 days
*	The Fund is compared to its respective iMoneyNet Money Fund Average category: Tax-Free National Retail — Category includes retail funds that invest in obligations of tax-exempt entities, including state and municipal authorities.
Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 4. A quarterly Fact Sheet is available on dws.com or upon request.
Tax-Free Investment Class	|	3

Investment Portfolio	as of October 31, 2021 (Unaudited)
	Principal Amount ($)	Value ($)
Municipal Investments 99.7%
Alaska 0.1%
Alaska, State Housing Finance Corp., Capital Project, Series C, 0.06% (a), 11/5/2021	160,000	160,000
California 22.0%
California, East Bay Municipal Utility District:
Series A-1, 0.07%, 12/3/2021	5,000,000	5,000,000
Series A-2, TECP, 0.08%, 12/2/2021	4,000,000	4,000,000
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 0.14% (a), 11/5/2021, LIQ: Societe Generale	9,100,000	9,100,000
California, Nuveen Municipal Credit Opportunities Fund, 144A, AMT, 0.16% (a), 11/5/2021, LOC: Sumitomo Mitsui Banking	9,300,000	9,300,000
California, State General Obligation:
Series A-1, TECP, 0.04%, 11/2/2021	2,000,000	2,000,000
Series A-1, TECP, 0.06%, 12/15/2021	4,000,000	4,000,000
Series A-2, TECP, 0.08%, 11/2/2021	3,500,000	3,500,000
Series 2019-MIZ9003, 144A, 0.3% (a), 11/4/2021, LIQ: Mizuho Bank Ltd., LOC: Mizuho Bank Ltd.	5,665,000	5,665,000
San Bernardino County, CA, Flood Control District Judgment Obligation, 0.08% (a), 11/5/2021, LOC: Bank of America NA	500,000	500,000
		43,065,000
Colorado 0.2%
Colorado, State Housing & Finance Authority, Series I - AA2, 0.05% (a), 11/5/2021, SPA: Royal Bank of Canada	475,000	475,000
Connecticut 0.6%
Connecticut, Tender Option Bond Trust Receipts, Series 2018-XG0204, 144A, 0.08% (a), 11/5/2021, LIQ: Barclays Bank PLC	1,135,000	1,135,000
Delaware 0.6%
Delaware, State Economic Development Authority Revenue, YMCA State Project, 0.06% (a), 11/5/2021, LOC: PNC Bank NA	1,270,000	1,270,000
Florida 1.8%
Alachua County, FL, Housing Finance Authority, Multi-Family Revenue, Santa Fe Apartments II Project, 0.05% (a), 11/5/2021, LIQ: Fannie Mae, LOC: Fannie Mae	875,000	875,000
The accompanying notes are an integral part of the financial statements.
4	|	Tax-Free Investment Class

	Principal Amount ($)	Value ($)
Jacksonville, FL, Water & Sewer System Revenue, Series A-2, 0.05% (a), 11/5/2021, LOC: Sumitomo Mitsui Banking	425,000	425,000
Lakeland, FL, Educational Facilities Revenue, Florida Southern College Project, Series B, 0.05% (a), 11/5/2021, LOC: TD Bank NA	215,000	215,000
Palm Beach County, FL, Henry Morrison Flagler Project Revenue, 0.1% (a), 11/5/2021, LOC: Northern Trust Company	1,300,000	1,300,000
Pinellas County, FL, Health Facilities Authority, Suncoast Hospice Project, 0.11% (a), 11/5/2021, LOC: Wells Fargo Bank NA	160,000	160,000
Pinellas County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Booker Creek Apartments, 0.05% (a), 11/5/2021, LOC: Freddie Mac	525,000	525,000
		3,500,000
Georgia 3.7%
Georgia, Tender Option Bond Trust Receipts, Series 2018-XF0709, 144A, 0.09% (a), 11/5/2021, LIQ: JP Morgan Chase Bank NA	6,800,000	6,800,000
Valdosta-Lowndes County, GA, Industrial Development Authority, Martins Famous Pastry Shoppe, Inc., Series A, AMT, 0.21% (a), 11/5/2021, LOC: Wells Fargo Bank NA	550,000	550,000
		7,350,000
Illinois 7.6%
Brookfield, IL, Zoo Project, 0.06% (a), 11/5/2021, LOC: Northern Trust Company	900,000	900,000
Galesburg, IL, Knox College Project, 0.09% (a), 11/5/2021, LOC: PNC Bank NA	1,800,000	1,800,000
Illinois, State Development Finance Authority, American College Surgeons, 0.05% (a), 11/5/2021, LOC: Northern Trust Company	570,000	570,000
Illinois, State Development Finance Authority, American Youth Hostels Project, 0.05% (a), 11/5/2021, LOC: BMO Harris Bank NA	520,000	520,000
Illinois, State Development Finance Authority, Ignatius College Project, 0.06% (a), 11/5/2021, LOC: PNC Bank NA	2,000,000	2,000,000
Illinois, State Development Finance Authority, YMCA Metropolitan Chicago Project, 0.06% (a), 11/5/2021, LOC: BMO Harris Bank NA	1,700,000	1,700,000
Illinois, State Educational Facilities Authority Revenue, The Adler Planetarium, 0.06% (a), 11/5/2021, LOC: PNC Bank NA	1,550,000	1,550,000
The accompanying notes are an integral part of the financial statements.
Tax-Free Investment Class	|	5

	Principal Amount ($)	Value ($)
Illinois, State Educational Facilities Authority, Columbia College Chicago, 0.08% (a), 11/5/2021, LOC: BMO Harris Bank NA	485,000	485,000
Illinois, State Finance Authority Revenue, Clearbrook Project, 0.05% (a), 11/5/2021, LOC: BMO Harris Bank NA	1,205,000	1,205,000
Illinois, State Finance Authority Revenue, North Park University Project, 0.05% (a), 11/5/2021, LOC: U.S. Bank NA	995,000	995,000
Illinois, State Finance Authority Revenue, Steppenwolf Theatre Co., Project, 0.08% (a), 11/5/2021, LOC: Northern Trust Company	1,950,000	1,950,000
Illinois, State Housing Development Authority, Multi-Family Revenue, Woodlawn Apartments, Series A, 0.08% (a), 11/5/2021, LOC: Freddie Mac	840,000	840,000
University of Illinois, 0.05% (a), 11/5/2021, LOC: JPMorgan Chase Bank NA	420,000	420,000
		14,935,000
Indiana 0.9%
Elkhart County, IN, Multi-Family Revenue, Ashton Pines Apartments, Series A, 0.05% (a), 11/5/2021, LOC: Federal Home Loan Bank	605,000	605,000
St. Joseph County, IN, Economic Development Revenue, Series 2004, 0.08% (a), 11/5/2021, LOC: PNC Bank NA	1,185,000	1,185,000
		1,790,000
Iowa 4.5%
Iowa, Finance Authority, Educational Facility Revenue, Holy Family Catholic School Project, 0.03% (a), 11/1/2021, LOC: U.S. Bank NA	2,000,000	2,000,000
Iowa, State Finance Authority, Economic Development Revenue, Midwestern Disaster Area, Series A, 0.08% (a), 11/5/2021	1,400,000	1,400,000
Iowa, State Finance Authority, Midwestern Disaster Area Revenue, 0.09% (a), 11/5/2021	405,000	405,000
Iowa, State Higher Education Loan Authority Revenue, Loras College, 0.03% (a), 11/1/2021, LOC: Bank of America NA	3,525,000	3,525,000
Iowa, State Higher Education Loan Authority, Private College, Loras College, 0.03% (a), 11/1/2021, LOC: Bank of America NA	1,400,000	1,400,000
		8,730,000
The accompanying notes are an integral part of the financial statements.
6	|	Tax-Free Investment Class

	Principal Amount ($)	Value ($)
Kansas 0.6%
Kansas, State Development Finance Authority, Health Facilities, University of Kansas Health System, Series J, 0.03% (a), 11/1/2021, LOC: U.S. Bank NA	180,000	180,000
Olathe, KS, Industrial Revenue, Multi Modal Diamant Boart, Series A, AMT, 0.2% (a), 11/5/2021, LOC: Svenska Handelsbanken	1,000,000	1,000,000
		1,180,000
Kentucky 0.2%
Boone County, KY, Pollution Control Revenue, Duke Energy Kentucky, Inc., 0.07% (a), 11/5/2021, LOC: Sumitomo Mitsui Banking	300,000	300,000
Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare, Inc., Series B, 0.03% (a), 11/1/2021, LOC: PNC Bank NA	150,000	150,000
		450,000
Louisiana 1.0%
Louisiana, Public Facilities Authority Revenue, Christus Health, Series B-1, 0.07% (a), 11/5/2021, LOC: Bank of NY Mellon	1,470,000	1,470,000
Louisiana, State Housing Finance Agency Multi-Family Housing Revenue, Reserve Jefferson Crossing, 0.08% (a), 11/5/2021, LOC: Freddie Mac	535,000	535,000
		2,005,000
Maryland 0.9%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health System, Series B, 0.06% (a), 11/5/2021, LOC: Bank of America NA	125,000	125,000
Maryland, State Health & Higher Educational Facilities Authority Revenue, Gaudenzia Foundation, 0.06% (a), 11/5/2021, LOC: PNC Bank NA	1,720,000	1,720,000
		1,845,000
Massachusetts 1.4%
Massachusetts, State Development Finance Agency Revenue, Clark University, 0.05% (a), 11/5/2021, LOC: TD Bank NA	200,000	200,000
Massachusetts, State Water Resources Authority:
Series A-2, 0.06% (a), 11/5/2021, SPA: TD Bank NA	40,000	40,000
The accompanying notes are an integral part of the financial statements.
Tax-Free Investment Class	|	7

	Principal Amount ($)	Value ($)
Series A-3, 0.06% (a), 11/5/2021, SPA: Wells Fargo Bank NA	180,000	180,000
Massachusetts, Tender Option Bond Trust Receipts, Series 2015-XF2203, 144A, 0.09% (a), 11/5/2021, LIQ: Toronto-Dominion Bank	2,300,000	2,300,000
		2,720,000
Michigan 4.9%
Kent, MI, Hospital Finance Authority, Spectrum Health System, Series C, 0.07% (a), 11/5/2021, LOC: Bank of NY Mellon	305,000	305,000
Michigan, State Finance Authority Revenue, Hospital Project, Ascension Senior Credit Group, Series E-3, 0.06% (a), 11/5/2021	400,000	400,000
Michigan, State Housing Development Authority, Single-Family Mortgage Revenue, Series B, AMT, 0.16% (a), 11/5/2021, SPA: Industrial & Commercial Bank of China	5,890,000	5,890,000
Michigan, State University Revenues, Series 2000-A, 0.06% (a), 11/5/2021, SPA: Northern Trust Company	1,000,000	1,000,000
Michigan, University of Michigan General Revenue, Series B, 0.02% (a), 11/1/2021	1,950,000	1,950,000
		9,545,000
Mississippi 0.0%
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc., Series F, 0.06% (a), 11/5/2021, GTY: Chevron Corp.	50,000	50,000
Missouri 2.7%
Kansas City, MO, Special Obligation, H. Roe Bartle Convention Center, Series E, 0.06% (a), 11/5/2021, LOC: Sumitomo Mitsui Banking	710,000	710,000
Missouri, State Health & Educational Facilities Authority Revenue, St Louis University:
Series B, 0.03% (a), 11/1/2021, LOC: U.S. Bank NA	325,000	325,000
Series B-1, 0.04% (a), 11/1/2021, LOC: Barclays Bank PLC	800,000	800,000
Missouri, Tender Option Bond Trust Receipts, Series 2015-XF2198, 144A, 0.1% (a), 11/5/2021, LIQ: Citibank NA	2,660,000	2,660,000
Nodaway County, MO, Industrial Development Authority, Educational Facilities Revenue, North West Foundation, Inc., 0.05% (a), 11/5/2021, LOC: U.S. Bank NA	445,000	445,000
Wright City, MO, Industrial Revenue, WaterLow Process Systems, Inc., AMT, 0.21% (a), 11/5/2021, LOC: Bank of America NA	380,000	380,000
		5,320,000
The accompanying notes are an integral part of the financial statements.
8	|	Tax-Free Investment Class

	Principal Amount ($)	Value ($)
Nebraska 1.1%
Washington County, NE, Industrial Development Revenue, Cargill, Inc., Series B, 0.08% (a), 11/5/2021	2,200,000	2,200,000
Nevada 1.3%
Clark County, NV, Airport Revenue, Series D-2B, 0.06% (a), 11/5/2021, LOC: Barclays Bank PLC	1,615,000	1,615,000
Clark County, NV, Airport Systems Revenue, Series D-3, 0.06% (a), 11/5/2021, LOC: Bank of America NA	990,000	990,000
		2,605,000
New Jersey 0.2%
New Jersey, State Health Care Facilities Financing Authority Revenue, AHS Hospital Corp., Series C, 0.05% (a), 11/5/2021, LOC: JPMorgan Chase Bank NA	400,000	400,000
New Mexico 0.5%
New Mexico, State Mortgage Finance Authority, Multi-Family Housing Revenue, Villas de San Ignacio LP, Series A, 0.05% (a), 11/5/2021, LOC: Freddie Mac	1,050,000	1,050,000
New York 9.5%
New York, Metropolitan Transportation Authority Revenue, Series E-1, 0.04% (a), 11/1/2021, LOC: Barclays Bank PLC	2,000,000	2,000,000
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Series A-1, 0.03% (a), 11/1/2021, LOC: TD Bank NA	2,775,000	2,775,000
New York, State Dormitory Authority Revenue, Non-State Supported Debt, Royal Charter Properties, Series A, 0.04% (a), 11/5/2021, LOC: Fannie Mae	385,000	385,000
New York, State Dormitory Authority, Mental Health Services, Series D-2E, 0.05% (a), 11/5/2021, LOC: Royal Bank of Canada	625,000	625,000
New York, State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co., Inc. Project, Series A-3, 0.05% (a), 11/5/2021, LOC: Mizuho Bank Ltd.	300,000	300,000
New York, Triborough Bridge & Tunnel Authority Revenue:
Series B-1, 0.02% (a), 11/1/2021, LOC: Bank of America NA	2,235,000	2,235,000
Series B-4C, 0.03% (a), 11/1/2021, LOC: U.S. Bank NA	300,000	300,000
Series A, 0.05% (a), 11/5/2021, LOC: Barclays Bank PLC	800,000	800,000
New York City, NY, Health & Hospital Corp., Health System Revenue, Series B, 0.06% (a), 11/5/2021, LOC: TD Bank NA	175,000	175,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Series F-2, 0.03% (a), 11/1/2021, LOC: Citibank NA	1,855,000	1,855,000
The accompanying notes are an integral part of the financial statements.
Tax-Free Investment Class	|	9

	Principal Amount ($)	Value ($)
Series F1B, 0.05% (a), 11/5/2021, SPA: U.S. Bank NA	170,000	170,000
Series BB, 0.1% (a), 11/5/2021, SPA: Industrial and Commercial Bank of China	2,645,000	2,645,000
New York, NY, General Obligation:
Series A-3, 0.03% (a), 11/1/2021, LOC: Mizuho Bank Ltd.	3,750,000	3,750,000
Series I-4, 0.03% (a), 11/1/2021, LOC: TD Bank NA	150,000	150,000
Series G, 0.04% (a), 11/1/2021, LOC: Mizuho Bank Ltd.	540,000	540,000
		18,705,000
North Carolina 2.6%
North Carolina, Charlotte-Mecklenburg Hospital Health Care Authorirty Revenue, Series E, 0.04% (a), 11/1/2021, LOC: Royal Bank of Canada	5,050,000	5,050,000
Ohio 4.2%
Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, 0.08% (a), 11/5/2021, LOC: Northern Trust Company	6,900,000	6,900,000
Franklin County, OH, Hospital Facilities Revenue, Health Corp., Series D, 0.06% (a), 11/5/2021, LOC: Northern Trust Company	280,000	280,000
Ohio, Akron Bath Copley Joint Township Hospital District, Concordia Lutheran Obligated Group, Series B, 0.06% (a), 11/5/2021, LOC: BMO Harris Bank NA	1,000,000	1,000,000
		8,180,000
Oklahoma 1.9%
Oklahoma, Tender Option Bond Trust Receipts, Series 2018-XM0708, 144A, AMT, 0.15% (a), 11/5/2021, LIQ: JP Morgan Chase Bank NA	3,750,000	3,750,000
Oregon 1.3%
Oregon, Business Development Commission, Murphy Company Project, Series 230, AMT, 0.08% (a), 11/5/2021, LOC: U.S. Bank NA	1,300,000	1,300,000
Oregon, State Facilities Authority Revenue, Peacehealth Systems:
Series A, 0.03% (a), 11/1/2021, LOC: U.S. Bank NA	825,000	825,000
Series B, 0.03% (a), 11/1/2021, LOC: TD Bank NA	350,000	350,000
		2,475,000
Pennsylvania 6.0%
Allegheny County, PA, Hospital Development Authority Revenue, Concordia Lutheran Obligated Group, Series A, 0.06% (a), 11/5/2021, LOC: BMO Harris Bank NA	4,900,000	4,900,000
Lancaster County, PA, Hospital Authority Revenue, Masonic Homes Project, Series D, 0.03% (a), 11/1/2021, LOC: JPMorgan Chase Bank NA	1,240,000	1,240,000
The accompanying notes are an integral part of the financial statements.
10	|	Tax-Free Investment Class

	Principal Amount ($)	Value ($)
Lancaster County, PA, Industrial Development Authority, Willow Valley Retirement, Series C, 0.05% (a), 11/5/2021, LOC: PNC Bank NA	2,500,000	2,500,000
Lebanon County, PA, Health Facility Authority Revenue, ECC Retirement Village Project, 0.05% (a), 11/5/2021, LOC: PNC Bank NA	490,000	490,000
Pennsylvania, State Economic Development Financing Authority Revenue, Hawley Silk Mill LLC, Recovery Zone Facility, Series A1, 0.09% (a), 11/5/2021, LOC: PNC Bank NA	600,000	600,000
Pennsylvania, State Economic Development Financing Authority, Economic Development Revenue, Kingsley Association Project, 0.09% (a), 11/5/2021, LOC: PNC Bank NA	175,000	175,000
Pennsylvania, Tender Option Bond Trust Receipts, Series 2019-ZF2779, 144A, 0.08% (a), 11/5/2021, LIQ: Barclays Bank PLC	1,500,000	1,500,000
Philadelphia, PA, General Obligation, Series B, 0.05% (a), 11/5/2021, LOC: Barclays Bank PLC	300,000	300,000
		11,705,000
Rhode Island 0.6%
Rhode Island, State Health & Educational Building Corp., Higher Education Facility Revenue, Bryant University, 0.06% (a), 11/5/2021, LOC: TD Bank NA	1,160,000	1,160,000
South Carolina 0.1%
South Carolina, State Jobs Economic Development Authority, Hospital Revenue, Prisma Healthcare Obligated Group, Series B, 0.03% (a), 11/1/2021, LOC: U.S. Bank NA	150,000	150,000
South Dakota 1.4%
South Dakota, State Health & Educational Facilities Authority, Sioux Vy Hospital & Health Revenue, Series B, 0.05% (a), 11/5/2021, LOC: U.S. Bank NA	2,710,000	2,710,000
Tennessee 0.4%
Greeneville, TN, Health & Educational Facilities Board Hospital Revenue, Series B, 0.05% (a), 11/5/2021, LOC: U.S. Bank NA	700,000	700,000
Texas 8.9%
Austin, TX, Water & Wastewater Systems Revenue, 0.06% (a), 11/5/2021, LOC: Barclays Bank PLC	1,130,000	1,130,000
Bowie County, TX, Industrial Development Corp. Revenue, 0.05% (a), 11/1/2021, LOC: JPMorgan Chase Bank NA	1,100,000	1,100,000
Harris County, TX, Hospital District Revenue, 0.06% (a), 11/5/2021, LOC: JPMorgan Chase Bank NA	550,000	550,000
The accompanying notes are an integral part of the financial statements.
Tax-Free Investment Class	|	11

	Principal Amount ($)	Value ($)
Harris County, TX, State General Obligation:
Series A-1, TECP, 0.1%, 12/8/2021	600,000	600,000
Series B, TECP, 0.1%, 12/8/2021	5,636,000	5,636,000
Series C, TECP, 0.1%, 12/8/2021	2,500,000	2,500,000
Houston, TX, Utility System Revenue, First Lien, Series B-2, 0.05% (a), 11/5/2021, LOC: Citibank NA	375,000	375,000
Mission, TX, Economic Development Corp., Industrial Development Revenue, CMI Project, 0.21% (a), 11/5/2021, LOC: Wells Fargo Bank NA	310,000	310,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Health Care System Project, Series C, 0.03% (a), 11/1/2021, LOC: TD Bank NA	100,000	100,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas Project, Series A, 0.03% (a), 11/1/2021, LOC: TD Bank NA	645,000	645,000
Tarrant County, TX, Cultural Educational Facilities Finance Corp. Revenue, Christus Health Obligated Group, Series C-2, 0.07% (a), 11/5/2021, LOC: Bank of NY Mellon	1,455,000	1,455,000
Texas, Tender Option Bond Trust Receipts, Series 2015-XF2201, 144A, 0.1% (a), 11/5/2021, LIQ: Toronto-Dominion Bank	3,100,000	3,100,000
		17,501,000
Vermont 0.3%
Vermont, State Educational & Health Buildings Financing Agency Revenue, Landmark College Project, Series A, 0.04% (a), 11/1/2021, LOC: TD Bank NA	545,000	545,000
Virginia 0.7%
Loudoun County, VA, Industrial Development Authority, Industrial Development Revenue, Jack Kent Cooke Foundation Project, 0.06% (a), 11/5/2021, LOC: Northern Trust Company	1,125,000	1,125,000
Lynchburg, VA, Economic Development Authority, Hospital Revenue, Centra Health Obligated Group, Series B, 0.04% (a), 11/1/2021, LOC: Truist Bank	200,000	200,000
		1,325,000
Washington 0.6%
Washington, State Housing Finance Commission, Combridge Apartments, 0.05% (a), 11/5/2021, LIQ: Fannie Mae, LOC: Fannie Mae	1,175,000	1,175,000
Wisconsin 0.7%
Wisconsin, State Health & Educational Facilities Authority Revenue, Marshfield Clinic Health System, Inc., Series A, 0.04% (a), 11/1/2021, LOC: Barclays Bank PLC	800,000	800,000
The accompanying notes are an integral part of the financial statements.
12	|	Tax-Free Investment Class

	Principal Amount ($)	Value ($)
Wisconsin, University Hospitals & Clinics Authority, Series B, 0.06% (a), 11/5/2021, LOC: U.S. Bank NA	275,000	275,000
Wisconsin, Whitewater Community Development Authority, Housing Preservation, 0.05% (a), 11/5/2021, LOC: BMO Harris Bank NA	275,000	275,000
		1,350,000
Other 3.7%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
“A” , Series M027, 144A, 0.07% (a), 11/5/2021, LIQ: Freddie Mac	2,480,000	2,480,000
“A” , Series M031, 144A, 0.08% (a), 11/5/2021, LIQ: Freddie Mac	2,810,000	2,810,000
“A” , Series M-055, 144A, 1-month USD LIBOR + 0.210%, 0.26% (b), 12/15/2028	2,015,000	2,015,000
		7,305,000
Total Municipal Investments (Cost $195,566,000)		195,566,000
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $195,566,000)	99.7	195,566,000
Other Assets and Liabilities, Net	0.3	601,070
Net Assets	100.0	196,167,070
(a)	Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of October 31, 2021. Date shown reflects the earlier of demand date or stated maturity date.
(b)	Floating rate security. These securities are shown at their current rate as of October 31, 2021.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AMT: Subject to alternative minimum tax.
GTY: Guaranty Agreement
LIQ: Liquidity Facility
LOC: Letter of Credit
SPA: Standby Bond Purchase Agreement
TECP: Tax Exempt Commercial Paper
LIBOR: London Interbank Offered Rate, the benchmark rate for certain floating rate securities, is expected to be phased out by the end of 2021, although the US Dollar LIBOR phase out may extend past 2021 for certain existing contracts. The Fund or the instruments
The accompanying notes are an integral part of the financial statements.
Tax-Free Investment Class	|	13

in which the Fund invests may be adversely affected by the phase out by, among other things, increased volatility or illiquidity. There remains uncertainty regarding the future use of LIBOR and the nature of any replacement reference rate and, accordingly, it is difficult to predict the impact to the Fund of the transition away from LIBOR.
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
The following is a summary of the inputs used as of October 31, 2021 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$195,566,000	$—	$195,566,000
Total	$ —	$195,566,000	$ —	$195,566,000
(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.
14	|	Tax-Free Investment Class

Statement of Assets and Liabilities
as of October 31, 2021 (Unaudited)

Assets	DWSTax-Exempt Portfolio
Investments in securities, valued at amortized cost	$ 195,566,000
Cash	43,122
Receivable for investments sold	700,000
Receivable for Fund shares sold	103,676
Interest receivable	20,159
Due from Advisor	2,983
Other assets	68,625
Total assets	196,504,565
Liabilities
Payable for Fund shares redeemed	246,983
Distributions payable	236
Accrued Trustees' fees	3,863
Other accrued expenses and payables	86,413
Total liabilities	337,495
Net assets, at value	$ 196,167,070
Net Assets Consist of
Distributable earnings (loss)	(5,915)
Paid-in capital	196,172,985
Net assets, at value	$ 196,167,070
The accompanying notes are an integral part of the financial statements.
Tax-Free Investment Class	|	15

Statement of Assets and Liabilities as of October 31, 2021 (Unaudited) (continued)

Net Asset Value	DWSTax-Exempt Portfolio
DWS Tax-Exempt Cash Premier Shares
Net Asset Value, offering and redemption price per share ($21,004,654 ÷ 20,982,872 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
DWS Tax-Exempt Money Fund
Net Asset Value, offering and redemption price per share ($104,243,770 ÷ 104,135,660 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
DWS Tax-Free Money Fund Class S
Net Asset Value, offering and redemption price per share ($38,636,356 ÷ 38,596,149 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
Service Shares
Net Asset Value, offering and redemption price per share ($6,050,735 ÷ 6,044,460 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
Tax-Exempt Cash Managed Shares
Net Asset Value, offering and redemption price per share ($16,506,822 ÷ 16,489,704 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
Tax-Free Investment Class
Net Asset Value, offering and redemption price per share ($9,724,733 ÷ 9,714,649 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00
The accompanying notes are an integral part of the financial statements.
16	|	Tax-Free Investment Class

Statement of Operations
for the six months ended October 31, 2021 (Unaudited)

Investment Income	DWSTax-Exempt Portfolio
Income:
Interest	$ 82,644
Expenses:
Management fee	86,077
Administration fee	102,139
Services to shareholders	60,925
Distribution and service fees	51,810
Custodian fee	2,708
Professional fees	29,848
Reports to shareholders	29,796
Registration fees	55,548
Trustees' fees and expenses	5,112
Other	18,420
Total expenses before expense reductions	442,383
Expense reductions	(370,083)
Total expenses after expense reductions	72,300
Net investment income	10,344
Net realized gain (loss) from investments	2
Net increase (decrease) in net assets resulting from operations	$ 10,346
The accompanying notes are an integral part of the financial statements.
Tax-Free Investment Class	|	17

Statements of Changes in Net Assets
DWS Tax-Exempt Portfolio
	Six Months Ended October 31, 2021	Year Ended April 30,
Increase (Decrease) in Net Assets	(Unaudited)	2021
Operations:
Net investment income	$ 10,344	$ 70,914
Net realized gain (loss)	2	(440)
Net increase (decrease) in net assets resulting from operations	10,346	70,474
Distributions to shareholders:
DWS Tax-Exempt Cash Premier Shares	(1,033)	(19,453)
DWS Tax-Exempt Money Fund	(5,310)	(35,797)
DWS Tax-Free Money Fund Class S	(1,867)	(11,107)
Service Shares	(254)	(520)
Tax-Exempt Cash Managed Shares	(1,394)	(3,121)
Tax-Free Investment Class	(486)	(914)
Total distributions	(10,344)	(70,912)
Fund share transactions:
Proceeds from shares sold	50,914,587	253,602,023
Reinvestment of distributions	8,505	65,255
Payments for shares redeemed	(76,340,670)	(273,752,177)
Net increase (decrease) in net assets from Fund share transactions	(25,417,578)	(20,084,899)
Increase (decrease) in net assets	(25,417,576)	(20,085,337)
Net assets at beginning of period	221,584,646	241,669,983
Net assets at end of period	$196,167,070	$ 221,584,646

The accompanying notes are an integral part of the financial statements.
18	|	Tax-Free Investment Class

Financial Highlights
DWS Tax-Exempt Portfolio — Tax-Free Investment Class
	Six Months Ended 10/31/21	Years Ended April 30,
	(Unaudited)	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.000 *	.000 *	.009	.010	.004	.001
Net realized gain (loss)	.000 *	(.000) *	.000 *	.000 *	.000 *	(.000) *
Total from investment operations	.000 *	.000 *	.009	.010	.004	.001
Less distributions from:
Net investment income	(.000) *	(.000) *	(.009)	(.010)	(.004)	(.001)
Net realized gains	—	—	—	—	—	(.000) *
Total distributions	(.000)*	(.000)*	(.009)	(.010)	(.004)	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	.01 **	.01	.88	.96	.45	.13
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	10	10	7	6	6	9
Ratio of expenses before expense reductions (%)	.72 ***	.71	.72	.74	.72	.66
Ratio of expenses after expense reductions (%)	.07 ***	.19	.59	.59	.63	.49
Ratio of net investment income (%)	.01 ***	.01	.86	.96	.39	.02
[a]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.0005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.
Tax-Free Investment Class	|	19

Notes to Financial Statements	(Unaudited)
A.	Organization and Significant Accounting Policies
Cash Account Trust (the “Trust” ) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Trust offers two funds: DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio. These financial statements report on DWS Tax-Exempt Portfolio (the “Fund” ).
DWS Tax-Exempt Portfolio offers six classes of shares: DWS Tax-Exempt Cash Premier Shares, DWS Tax-Exempt Money Fund, DWS Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class. The Fund may impose liquidity fees on redemptions and/or temporarily suspend (gate) redemptions if the Fund’s liquidity falls below required minimums because of market conditions or other factors.
The financial highlights for all classes of shares, other than Tax-Free Investment Class, are provided separately and are available upon request.
The Fund’s investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level
20	|	Tax-Free Investment Class

assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/ amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.
At April 30, 2021, the Fund had net tax basis capital loss carryforwards of approximately $6,000 of short-term losses, which may be applied against realized net taxable capital gains indefinitely.
At October 31, 2021, DWS Tax-Exempt Portfolio had an aggregate cost of investments for federal income tax purposes of $195,566,000.
The Fund has reviewed the tax positions for the open tax years as of April 30, 2021 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no book-to-tax differences for the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.
Tax-Free Investment Class	|	21

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.
B.	Related Parties
Management Agreement. Under an Amended and Restated Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
The monthly management fee for the Fund is computed based on the combined average daily net assets of the two funds of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds’ combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%
Accordingly, for the six months ended October 31, 2021, the fee pursuant to the Investment Management Agreement on DWS Tax-Exempt Portfolio was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.082% of the Fund’s average daily net assets.
For the period from May 1, 2021 through September 30, 2022, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Tax-Free Investment Class to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.72%.
22	|	Tax-Free Investment Class

In addition, the Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Tax-Free Investment Class Shares.
In addition, the Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes’ semiannual reports that are provided separately and are available upon request.
For the six months ended October 31, 2021, fees waived and/or expenses reimbursed for each class are as follows:
DWS Tax-Exempt Cash Premier Shares	$ 28,581
DWS Tax-Exempt Money Fund	157,192
DWS Tax-Free Money Fund Class S	66,891
Service Shares	28,137
Tax-Exempt Cash Managed Shares	57,280
Tax-Free Investment Class	32,002
$ 370,083
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended October 31, 2021, the Administration Fee was as follows:
Fund	Administration Fee	Unpaid at October 31, 2021
DWS Tax-Exempt Portfolio	$102,139	$16,201
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing
Tax-Free Investment Class	|	23

fee it receives from the Fund. For the six months ended October 31, 2021, the amounts charged to the Fund by DSC were as follows:
DWS Tax-Exempt Portfolio:	Total Aggregated	Unpaid at October 31, 2021
DWS Tax-Exempt Cash Premier Shares	$ 2,192	$ 2,192
DWS Tax-Exempt Money Fund	18,286	6,562
DWS Tax-Free Money Fund Class S	15,810	5,582
Service Shares	6,352	717
Tax-Exempt Cash Managed Shares	611	611
Tax-Free Investment Class	3,812	1,317
	$ 47,063	$ 16,981
In addition, for the six months ended October 31, 2021, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
DWS Tax-Exempt Money Fund	$ 418
DWS Tax-Free Money Fund Class S	770
$ 1,188
Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ), calculated as a percentage of average daily net assets for the shares listed in the following table.
For the six months ended October 31, 2021, the Distribution Fee was as follows:
DWS Tax-Exempt Portfolio:	Distribution Fee	Unpaid at October 31, 2021	Annualized Rate	Contractual Rate
Service Shares	$ 15,243	$ 3,105.60%		.60%
Tax-Free Investment Class	12,218	2,069.25%		.25%
	$ 27,461	$ 5,174
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.
24	|	Tax-Free Investment Class

For the six months ended October 31, 2021, the Service Fee was as follows:
DWS Tax-Exempt Portfolio:	Service Fee	Unpaid at October 31, 2021	Annualized Rate	Contractual Rate
Tax-Exempt Cash Managed Shares	$ 20,928	$ 2,272.15%		.15%
Tax-Free Investment Class	3,421	579.07%		.07%
	$ 24,349	$ 2,851
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended October 31, 2021, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  was as follows:
Fund	Total Aggregated	Unpaid at October 31, 2021
DWS Tax-Exempt Portfolio	$745	$140
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the six months ended October 31, 2021, the Fund engaged in securities purchases of $32,170,000 and securities sales of $25,330,000 with a net gain (loss) on securities sales of $0, with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.
C.	Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $350 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at October 31, 2021.
Tax-Free Investment Class	|	25

D.	Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
DWS Tax-Exempt Portfolio
	Six Months Ended October 31, 2021		Year Ended April 30, 2021
	Shares	Dollars	Shares	Dollars
Shares sold
DWS Tax-Exempt Cash Premier Shares	15,476,833	$ 15,476,833	77,766,770	$ 77,766,770
DWS Tax-Exempt Money Fund	11,882,067	11,882,067	24,747,256	24,747,256
DWS Tax-Free Money Fund Class S	3,273,292	3,273,292	6,026,999	6,026,999
Service Shares	10,639,384	10,639,384	58,224,291	58,224,291
Tax-Exempt Cash Managed Shares	8,098,001	8,098,001	77,980,751	77,980,751
Tax-Free Investment Class	1,537,479	1,537,479	8,847,306	8,847,306
Account maintenance fees	—	7,531	—	8,650
		$ 50,914,587		$ 253,602,023
Shares issued to shareholders in reinvestment of distributions
DWS Tax-Exempt Cash Premier Shares	746	$ 746	17,890	$ 17,890
DWS Tax-Exempt Money Fund	5,192	5,192	35,351	35,351
DWS Tax-Free Money Fund Class S	1,827	1,827	10,583	10,583
Service Shares	250	250	510	510
Tax-Exempt Cash Managed Shares	6	6	12	12
Tax-Free Investment Class	484	484	909	909
		$ 8,505		$ 65,255
26	|	Tax-Free Investment Class

	Six Months Ended October 31, 2021		Year Ended April 30, 2021
	Shares	Dollars	Shares	Dollars
Shares redeemed
DWS Tax-Exempt Cash Premier Shares	(20,954,561)	$ (20,954,561)	(85,934,445)	$ (85,934,445)
DWS Tax-Exempt Money Fund	(16,284,298)	(16,284,298)	(33,031,135)	(33,031,135)
DWS Tax-Free Money Fund Class S	(4,527,565)	(4,527,565)	(14,888,349)	(14,888,349)
Service Shares	(9,572,968)	(9,572,968)	(55,943,158)	(55,943,158)
Tax-Exempt Cash Managed Shares	(23,660,001)	(23,660,001)	(77,657,029)	(77,657,029)
Tax-Free Investment Class	(1,341,277)	(1,341,277)	(6,298,061)	(6,298,061)
		$ (76,340,670)		$ (273,752,177)
Net increase (decrease)
DWS Tax-Exempt Cash Premier Shares	(5,476,982)	$ (5,476,982)	(8,149,785)	$ (8,149,785)
DWS Tax-Exempt Money Fund	(4,397,039)	(4,397,039)	(8,248,528)	(8,248,528)
DWS Tax-Free Money Fund Class S	(1,252,446)	(1,252,446)	(8,850,767)	(8,850,767)
Service Shares	1,066,666	1,066,666	2,281,643	2,281,643
Tax-Exempt Cash Managed Shares	(15,561,994)	(15,561,994)	323,734	323,734
Tax-Free Investment Class	196,686	196,686	2,550,154	2,550,154
Account maintenance fees	—	7,531	—	8,650
		$ (25,417,578)		$ (20,084,899)
E.	Money Market Fund Investments and Yield
Rising interest rates could cause the value of the Fund’s investments — and therefore its share price as well — to decline. Conversely, any decline in interest rates is likely to cause the Fund’s yield to decline, and during periods of unusually low interest rates, the Fund’s yield may approach zero. A low interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income and, at times, could impair the Fund’s ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Money market funds try to minimize this risk by purchasing short-term securities.
Tax-Free Investment Class	|	27

F.	Other — COVID-19 Pandemic
A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain interruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting.
28	|	Tax-Free Investment Class

Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses for the Tax-Free Investment Class; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2021 to October 31, 2021).
The tables illustrate your Fund’s expenses in two ways:
—	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.
—	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.
Tax-Free Investment Class	|	29

Expenses and Value of a $1,000 Investment
for the six months ended October 31, 2021 (Unaudited)

Actual Fund Return	Tax-Free Investment Class
Beginning Account Value 5/1/21	$1,000.00
Ending Account Value 10/31/21	$1,000.05
Expenses Paid per $1,000*	$ .35
Hypothetical 5% Fund Return
Beginning Account Value 5/1/21	$1,000.00
Ending Account Value 10/31/21	$1,024.85
Expenses Paid per $1,000*	$ .36
*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratio	Tax-Free Investment Class
DWS Tax-Exempt Portfolio	.07%
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.
30	|	Tax-Free Investment Class

Other Information
Proxy Voting
The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings
Each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com as of each month-end. Please see the Fund’s current prospectus for more information.
Tax-Free Investment Class	|	31

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Tax-Exempt Portfolio’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2021.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—	The Board also received extensive information throughout the year regarding performance of the Fund.
—	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—	In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s
32	|	Tax-Free Investment Class

shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2020, the Fund’s gross performance (DWS Tax-Exempt Cash Premier Shares) was in the 2nd quartile, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment
Tax-Free Investment Class	|	33

advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2020). Based on Broadridge data provided as of December 31, 2020, the Board noted that the Fund’s total (net) operating expenses (excluding 12b-1 fees and/or shareholder administration fees, if applicable) were lower than the median of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: Service Shares (1st quartile), DWS Tax-Exempt Cash Premier Shares (1st quartile), Tax-Free Investment Class shares (1st quartile), Tax-Exempt Cash Managed Shares (1st quartile), DWS Tax-Exempt Money Fund shares (1st quartile) and DWS Tax-Free Money Fund Class S shares (1st quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA from time to time in recent years to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall
34	|	Tax-Free Investment Class

profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.
Tax-Free Investment Class	|	35

Privacy Statement
FACTS	What Does DWS Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number
How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.
Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?
For our everyday business purposes —such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

36	|	Tax-Free Investment Class

Who we are
Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards, secured files, and secured buildings.
How does DWS collect my personal information?	We collect your personal information, for example, when you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments
Why can’t I limit all sharing?	Federal law gives you the right to limit only
— sharing for affiliates’ everyday business purposes
— information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB” ) name, such as
DB AG Frankfurt.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.
California residents may go to https://fundsus.dws.com/us/en-us/legal-resources/privacy-policy.html to obtain additional information relating to their rights under California state law.
Rev. 12/2021
Tax-Free Investment Class	|	37

Notes

Notes

222 South Riverside Plaza
Chicago, IL 60606-5808
CATTEP-3
(R-033440-9 12/21)

(b) Not applicable

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio, each a series of Cash Account Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	12/30/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	12/30/2021

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	12/30/2021